Registration No. 333-83183
 -------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 4 TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

A.  MetLife Investors  Variable  Life  Account  Five
    (Exact  Name  of  Trust)

B.  MetLife Investors Insurance  Company of California
    (Name  of  Depositor)

C.  4100 Newport Place Drive, Suite 840
    Newport Beach, CA 92600
    (Complete address of depositor's  principal  executive  offices)


D.  Name and complete address of agent for service:
    James A. Shepherdson III
    MetLife Investors Life  Insurance  Company of California
    One  Tower  Lane,  Suite  3000
    Oakbrook  Terrace,  Illinois  60181-4644
    (800)  523-1661


    Copies  to:

    Judith A. Hasenauer                and Bernard J. Spaulding
    Blazzard, Grodd & Hasenauer, P.C.      Senior Vice President, General
    P.O. Box 5108                          Counsel and Secretary
    Westport, CT 06881                     MetLife Investors Life Insurance
    (203) 226-7866                         Company of California
                                           One Tower Lane, Suite 3000
                                           Oakbrook Terrace, IL 60181-4644


It is proposed that this filing will become effective:

     _____ immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__ on May 1, 2001 pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



E.  Flexible Premium Variable Life Insurance Policy
    (Title and amount of  securities  being  registered)

F. Proposed maximum aggregate offering price to the public of the securities being registered:

    Continuous  offering

G.  Amount  of  Filing  Fee:  Not  Applicable


                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 Item   Caption in Prospectus
------------  ------------------------------
1             The Variable Insurance Policy

2             Other Information; The Company

3             Not Applicable

4             Other Information

5             The Separate Account

6(a)          Not Applicable
 (b)          Not Applicable

7             Not Applicable

8             Not Applicable

9             Legal Proceedings

10            Purchases

11            Investment Options; Appendix B

12            Investment Options; Appendix B

13            Expenses

14            Purchases

15            Purchases

16            Investment Options; Appendix B

17            Access to Your Money

18            Access to Your Money

19            Reports to Owners

20            Not Applicable

21            Access to Your Money

22            Not Applicable

23            Not Applicable

24            Ownership

25            The Company

26            Expenses

27            The Company

28            The Company

29            The Company

30            The Company

31            Not Applicable

32            Not Applicable

33            Not Applicable

34            Not Applicable

35            MetLife Investors; Other Information

36            Not Applicable

37            Not Applicable

38            Other Information

39            Other Information

40            Not Applicable

41            Not Applicable

42            Not Applicable

43            Not Applicable

44            Purchases

45            Other Information

46            Access to Your Money

47            Not Applicable

48            Not Applicable

49            Not Applicable

50            Not Applicable

51            MetLife Investors; Purchases

52            Investment Options; Appendix B

53            The Separate Account

54            Not Applicable

55            Not Applicable

56            Not Applicable

57            Not Applicable

58            Not Applicable

59            Financial Statements


Flexible Premium Variable Life Insurance Policy

issued by

METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
(formerly, Cova Financial Life Insurance Company)

METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE
(formerly, Cova Variable Life Account Five)


This prospectus describes the Flexible Premium Variable Life Insurance Policy that we are offering.

We have designed the Policy for use in estate and retirement planning and other insurance needs of individuals. The Policy provides for maximum flexibility by allowing you to vary your premium payments and to change the level of death benefits payable.

You, the policyowner, have a number of investment choices in the Policy. These investment choices include a General Account as well as the following 42
Investment Funds listed below which are offered through our Separate Account (you can invest in up to 15 of the Investment Funds and the General Account at any one time). When you purchase a Policy, you bear the complete investment risk. This means that the Accumulation Account Value of your Policy may increase and decrease depending upon the investment performance of the Investment Fund(s) you select. The duration of the Policy and, under some circumstances, the death benefit will increase and decrease depending upon investment performance.

AIM VARIABLE INSURANCE FUNDS:
   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Premier Growth Portfolio (Class A)
   AllianceBernstein Real Estate Investment Portfolio (formerly,
       Real Estate Investment Portfolio) (Class A)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES
   Franklin Small Cap Fund
   Mutual Shares Securities Fund
   Templeton International Securities Fund
   Templeton Developing Markets Securities Fund

GENERAL AMERICAN CAPITAL COMPANY:
    Money Market Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST ("VIT")
    Goldman Sachs VIT Growth and Income Fund
    Goldman Sachs VIT International Equity Fund
    Goldman Sachs VIT Global Income Fund
    Goldman Sachs VIT Internet Tollkeeper Fund (SM)

Goldman Sachs VIT Internet Tollkeeper Fund is a service mark of Goldman, Sachs & Co.

LIBERTY VARIABLE INVESTMENT TRUST:
   Newport Tiger Fund, Variable Series (Class A)


MET INVESTORS SERIES TRUST * (Class A):

   J.P. Morgan Enhanced Index Portfolio
   J.P. Morgan International Equity Portfolio
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   J.P. Morgan Small Cap Stock Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Developing Growth Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Mid-Cap Value Portfolio

* Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust).


MFS VARIABLE INSURANCE TRUST (Initial Class):
  MFS Emerging Growth Series
  MFS New Discovery Series
  MFS Research Series
  MFS Investors Trust Series (prior to May 1, 2001, MFS Growth With
   Income Series)
  MFS High Income Series
  MFS Global Governments Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
   Oppenheimer High Income Fund/VA
   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Main Street Growth & Income Fund/VA
   Oppenheimer Strategic Bond Fund/VA

PUTNAM VARIABLE TRUST:
   Putnam VT Growth and Income Fund - Class IA Shares
   Putnam VT International Growth Fund - Class IA Shares
   Putnam VT International New Opportunities Fund - Class IA Shares Putnam VT New Value Fund - Class IA
   Shares Putnam VT Vista Fund - Class IA Shares


SCUDDER VARIABLE SERIES II (formerly, Kemper Variable Series)
   Scudder Small Cap Value Portfolio
   Scudder Government Securities Portfolio
   Scudder Small Cap Growth Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Flexible Premium Variable Life Insurance Policy. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains information regarding registrants that file electronically with the Commission.

The Policy:

o    is not a bank deposit.

o    is not federally insured.

o    is not endorsed by any bank or government agency.

The Policy is subject to investment risk. You may be subject to loss of principal.


The SEC has not approved the Policy or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

DATE: May 1, 2001



TABLE OF CONTENTS                                         Page

 SPECIAL TERMS

 SUMMARY
     The Variable Life Insurance Policy
     Purchases
     Investment Choices
     Expenses
     Death Benefit
     Taxes
     Access to Your Money
     Other Information
     Inquiries

PART I

  1. THE VARIABLE LIFE INSURANCE POLICY

  2. PURCHASES
     Application for a Policy
     Premiums
     Unscheduled Premiums
     Lapse and Grace Period
     Reinstatement
     Allocation of Premium
     Accumulation Account Value of Your Policy
     Method of Determining Accumulation Account Value
        of an Investment Fund
     Net Investment Factor
     Our Right to Reject or Return a Premium Payment

  3. INVESTMENT FUNDS
     Substitution and Limitations on Further Investments
     Transfers
     Dollar Cost Averaging
     Portfolio Rebalancing
     Approved Asset Allocation Programs

  4. EXPENSES
     Tax Charges
     Sales Charge
     Selection and Issue Expense Charge
     Monthly Policy Charge
     Monthly Cost of Insurance Charge
     Charges for Additional Benefit Riders
     Mortality and Expense Risk Charge
     Surrender Charge
     Transaction Charges
     Investment Fund Expenses


  5. DEATH BENEFIT
     Change of Death Benefit
     Change in Face Amount

  6. TAXES
     Life Insurance in General
     Taking Money Out of Your Policy
     Diversification

  7. ACCESS TO YOUR MONEY
     Policy Loans
     Loan Interest Charged
     Security
     Repaying Policy Debt
     Partial Withdrawals
     Pro-Rata Surrender
     Full Surrenders

  8. OTHER INFORMATION
     MetLife Investors
     Distribution
     The Separate Account
     Suspension of Payments or Transfers
     Ownership
     Adjustment of Charges

PART II
     Executive Officers and Directors
     Voting
     Disregard of Voting Instructions
     Legal Opinions
     Our Right to Contest
     Additional Benefits
     Federal Tax Status
        Introduction
        Diversification
        Tax Treatment of the Policy
        Policy Proceeds
        Tax Treatment of Loans and Surrenders
        Multiple Policies
        Tax Treatment of Assignments
        Qualified Plans
        Income Tax Withholding
     Reports to Owners
     Legal Proceedings
     Experts
     Financial Statements

APPENDIX A -
Illustration of Policy Values                              A-1

APPENDIX B -
Participating Investment Funds                             B-1



SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. However, by the very nature of the Policy certain technical words or terms are unavoidable. We have identified some of these terms and provided you with a definition.

Accumulation Account Value -- The total of the amounts credited to the Owner in the Separate Account, the General Account and the Loan Account.

Attained Age -- The Issue Age of the Insured plus the number of completed Policy years.

Beneficiary -- The person(s) named in the application or by later designation to receive Policy proceeds in the event of the Insured's death. A Beneficiary may be changed as set forth in the Policy and this prospectus.

Cash Surrender Value -- The Accumulation Account Value of a Policy on the date of surrender, less any Indebtedness, less any unpaid selection and issue expense charge due for the remainder of the first Policy year, less any unpaid monthly Policy charge due for the remainder of the first Policy year, and less any surrender charge.

Face Amount -- The minimum death benefit under the Policy so long as the Policy remains in force before the Insured's Attained Age 100.

General Account -- Our assets other than those allocated to the Separate Account or any other separate account.

Indebtedness -- The sum of all unpaid Policy loans and accrued interest on loans.

Insured -- The person whose life is insured under the Policy.

Investment Funds -- Investments within the Separate Account which we make available under the Policy.

Investment Start Date -- The date the initial premium is applied to the General Account and/or the Investment Funds. This date is the later of the Issue Date or the date the initial premium is received at our Service Office.

Issue Age -- The age of the Insured at his or her nearest birthday as of the Issue Date.

Issue Date -- The date as of which insurance coverage begins under a Policy. It is also the date from which Policy anniversaries, Policy years, and Policy months are measured. It is the Effective Date of coverage under the Policy.

Loan Account -- The account of Cova to which amounts securing Policy Loans are allocated. The Loan Account is part of Cova's General Account.

Loan Subaccount -- A Loan Subaccount has been established for the General Account and for each Investment Fund. Any Accumulation Account Value transferred to the Loan Account will be allocated to the appropriate Loan Subaccount to reflect the origin of the Accumulation Account Value. At any point in time, the Loan Account will equal the sum of all the Loan Subaccounts.

Monthly Anniversary -- The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

Net Premium -- The premium paid, less the premium tax charge, less the Federal tax charge, less the sales charge.

Owner -- The owner of a Policy, as designated in the application or as subsequently changed.

Policy -- The flexible premium variable life insurance Policy offered by us and described in this prospectus.

Pro-Rata Surrender -- A requested reduction of both the Face Amount and the Accumulation Account Value by a given percentage.

Separate Account -- MetLife Investors Variable Life Account Five (formerly, Cova Variable Life Account Five), a separate investment account established by MetLife Investors to receive and invest the Net Premiums paid under the Policy, and certain other variable life policies, and allocated by you to provide variable benefits.

Service Office -- MetLife Investors Insurance Company of California, P.O. Box 66757, St. Louis, MO 63166-6757.

Target Premium -- A premium calculated when a Policy is issued, based on the Insured's age, sex (except in unisex policies) and risk class. The Target Premium is used to calculate the first year's premium expense charge, the surrender charge, and agent compensation under the Policy.

Valuation Date -- Each day that the New York Stock Exchange (NYSE) is open for trading and Cova is open for business. Cova is open for business every day that the NYSE is open for trading.

Valuation Period -- The period between two successive Valuation Dates, commencing at the close of the NYSE (usually 4:00 p.m. Eastern Standard Time) on a Valuation Date and ending with the close of the NYSE on the next succeeding Valuation Date.

The prospectus is divided into three sections: the Summary, Part I and Part II. The sections in the Summary correspond to sections in Part I of this prospectus which discuss the topics in more detail. Part II contains even more detailed information.


SUMMARY

1. THE VARIABLE LIFE INSURANCE POLICY

The variable life insurance Policy is a contract between you, the Owner, and us, an insurance company. The Policy provides for the payment of a death benefit to your selected Beneficiary upon the death of the person Insured. This death benefit is distributed free from Federal income taxes. The Policy can be used as part of your estate planning or used to save for retirement. The Insured is the person you choose to have insured under the Policy. You, the Owner, can be the Insured, but you do not have to be.

The Policy described in this prospectus is a flexible premium variable life insurance Policy. The Policy is "flexible" because:

o    the frequency and amount of premium payments can vary;

o    you can choose between death benefit options; and

o    you can change the amount of insurance coverage.

The Policy is "variable" because the Accumulation Account Value of your Policy, when allocated to the Investment Funds, may increase or decrease depending upon the investment results of the selected Investment Funds. The duration of your Policy may vary and, under certain circumstances, so may your death benefit.

So long as the Insured is alive, you can surrender the Policy for all or part of its Cash Surrender Value. You may also obtain a Policy loan, using the Policy as security. We will pay a death benefit when the Insured dies.

We make available a number of riders to meet a variety of your estate planning needs. The minimum Face Amount of insurance that we offer is $50,000.



2. PURCHASES

You purchase the Policy by completing the proper forms. Your registered representative can help you. In some circumstances, we may contact you for additional information regarding the Insured. We may require the Insured to provide us with medical records, a physician's statement or a complete paramedical examination.

The minimum initial premium we accept is computed for you based on the Face Amount you request. The Policy is designed for the payment of subsequent premiums. You can establish planned annual premiums. The minimum subsequent premium that we accept is $10.



3. INVESTMENT CHOICES

You can put your money in our General Account or in any or all of the Investment Funds. However, you can only put your money in up to 15 of the Investment Funds and the General Account at any one time. A brief description of the Investment Funds is contained in Appendix B and a detailed description of the Investment Funds, their investment policies, restrictions, risks, and charges is contained in the prospectuses for each Investment Fund. You should read the Fund prospectuses carefully.



4. EXPENSES

We make certain deductions from your premiums, your Accumulation Account Value and from the Investment Funds. These deductions are made for taxes, mortality and expense risks, administrative expenses, sales charges, the cost of providing life insurance protection and for the cost associated with the management and investment operations of the Investment Funds. These deductions are summarized as follows:

o Deductions from each premium payment.

Tax Charges. We currently deduct 1.3% of each premium payment to pay the Federal Tax Charge. We also deduct a Premium Tax Charge currently equal to 2.35% to pay the state and local premium taxes.

Sales Charge. The Sales Charge, which is also referred to as the percent of premium charge, is determined as follows:


(1) in the first Policy year, 15% of the amount you pay up to the Target Premium, and 5% of the amount you pay over the Target Premium;

(2)  in the 2nd through 10th Policy years, 5% of the actual premium you pay; and

(3)  in the 11th Policy year and later, 2% of the actual premium you pay.

o Monthly deductions from your Accumulation Account Value.

Selection and Issue Expense Charge. During the first 10 Policy years, we assess a charge of up to 1% per $1000 of Face Amount. This charge varies by Issue Age, risk class and sex (except in unisex policies) of the Insured.

Monthly Policy Charge. This charge is equal to $25 per month for the first policy year, and $6 per policy month thereafter. This amount is deducted from the Accumulation Account Value of your Policy on the Investment Start Date and each Monthly Anniversary date.

Monthly Cost of Insurance. This amount is deducted monthly from your Accumulation Account Value on the Investment Start Date and each Monthly Anniversary date. The amount of the deduction varies with the age, sex (except in unisex policies), risk class of the Insured, duration and the amount of death benefit at risk.

Charges for Additional Benefit Riders. On each Monthly Anniversary date, the amount of the charge, if any, for additional benefit riders is determined in accordance with the rider and is shown on the specifications page of your Policy.

o Deductions from the Investment Funds.

Mortality and Expense Risk Charge. This risk charge is guaranteed not to exceed, on an annual basis, 0.55% of the average value of each of your Investment Funds and is deducted each Valuation Date.

The current risk charge depends on the number of years your Policy has been in force and is as follows:

     Years       Daily Charge Factor        Annual Equivalent
    --------     --------------------     -------------------
     1-10            .0015027%                   0.55%
     11-20           .0012301%                   0.45%
     21+             .0009572%                   0.35%

This deduction is guaranteed not to increase while the Policy is in force. We will not increase the mortality and expense risk charge to .55% in years 11 and beyond.


                                                                                                          Total Annual Fund Expenses
                                                                                                               (after expense
                                                               Management Fees        Other Fund Expenses     reimbursement and/or
                                                             (after fee waiver       (after reimbursement       fee waiver for
Investment Funds                                            for certain portfolios)  for certain portfolios)    certain portfolios)
------------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
       AIM V.I. Capital Appreciation Fund                            0.61%                   0.21%                  0.82%
       AIM V.I. International Equity Fund                            0.73%                   0.29%                  1.02%
       AIM V.I. Value Fund                                           0.61%                   0.23%                  0.84%
------------------------------------------------------------------------------------------------------------------------------------


Alliance Variable Products Series Fund, Inc.
       Premier Growth Portfolio (Class A)                            1.00%                   0.05%                   1.05%
       AllianceBernstein Real Estate Investment Portfolio
       (formerly, Real Estate Investment
        Portfolio) (Class A)(1)                                      0.18%                   0.77%                   0.95%
------------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust (2)
   J.P. Morgan Quality Bond Portfolio                                 0.43%                   0.17%                  0.60%
   J.P. Morgan Small Cap Stock Portfolio                              0.85%                   0.17%                  1.02%
   J.P. Morgan Enhanced Index Portfolio                               0.56%                   0.09%                  0.65%
   J.P. Morgan Select Equity Portfolio                                0.61%                   0.07%                  0.68%
   J.P. Morgan International Equity Portfolio                         0.69%                   0.36%                  1.05%
   Lord Abbett Bond Debenture Portfolio                               0.60%                   0.10%                  0.70%
   Lord Abbett Mid-Cap Value Portfolio                                0.64%                   0.26%                  0.90%
   Lord Abbett Growth and Income Portfolio                            0.59%                   0.05%                  0.64%
   Lord Abbett Developing Growth Portfolio                            0.61%                   0.34%                  0.95%
------------------------------------------------------------------------------------------------------------------------------------


Franklin Templeton Variable Insurance Products Trust, Class 1 Shares
       Franklin Small Cap Fund (3)                                    0.49%                   0.28%                  0.77%
       Mutual Shares Securities Fund                                  0.60%                   0.20%                  0.80%
       Templeton Developing Markets Securities Fund                   1.25%                   0.31%                  1.56%
       Templeton International Securities Fund                        0.67%                   0.20%                  0.87%
------------------------------------------------------------------------------------------------------------------------------------


General American Capital Company
       Money Market Fund                                             0.125%                   0.08%                  0.205%
------------------------------------------------------------------------------------------------------------------------------------


Goldman Sachs Variable Insurance Trust (4)
       Goldman Sachs VIT Growth and Income Fund                       0.75%                   0.25%                  1.00%
       Goldman Sachs VIT Internet Tollkeeper FundSM                   1.00%                   0.25%                  1.25%
       Goldman Sachs VIT Global Income Fund                           0.90%                   0.25%                  1.15%
       Goldman Sachs VIT International Equity Fund                    1.00%                   0.35%                  1.35%
------------------------------------------------------------------------------------------------------------------------------------


Scudder Variable Series II (formerly, Kemper Variable Series)
       Scudder Government Securities Portfolio                        0.55%                   0.05%                  0.60%
       Scudder Small Cap Growth Portfolio                             0.65%                   0.07%                  0.72%
       Scudder Small Cap Value Portfolio (5)                          0.75%                   0.06%                  0.81%
------------------------------------------------------------------------------------------------------------------------------------


Liberty Variable Investment Trust
       Newport Tiger Fund, Variable Series (Class A)                  0.90%                   0.25%                  1.15%
------------------------------------------------------------------------------------------------------------------------------------


MFS(R)Variable Insurance TrustSM (6)
       MFS Emerging Growth Series                                     0.75%                   0.10%                  0.85%
       MFS Global Governments Series (7)                              0.75%                   0.16%                  0.91%
       MFS Investors Trust Series                                     0.75%                   0.12%                  0.87%
       MFS High Income Series (7)                                     0.75%                   0.16%                  0.91%
       MFS New Discovery Series (7)                                   0.90%                   0.16%                  1.06%
       MFS Research Series                                            0.75%                   0.10%                  0.85%
------------------------------------------------------------------------------------------------------------------------------------


Oppenheimer Variable Account Funds
       Oppenheimer Bond Fund/VA                                       0.72%                   0.04%                  0.76%
       Oppenheimer Capital Appreciation Fund/VA                       0.64%                   0.03%                  0.67%
       Oppenheimer High Income Fund/VA                                0.74%                   0.05%                  0.79%
       Oppenheimer Main Street Growth & Income Fund/VA                0.70%                   0.03%                  0.73%
       Oppenheimer Strategic Bond Fund/VA                             0.74%                   0.05%                  0.79%
------------------------------------------------------------------------------------------------------------------------------------


Putnam Variable Trust
       Putnam VT Growth and Income Fund - Class IA Shares             0.46%                   0.04%                  0.50%
       Putnam VT International Growth Fund - Class IA Shares          0.76%                   0.18%                  0.94%
       Putnam VT International New Opportunities Fund -
          Class IA Shares                                             1.00%                   0.21%                  1.21%
       Putnam VT New Value Fund - Class IA Shares                     0.70%                   0.09%                  0.79%
       Putnam VT Vista Fund - Class IA Shares                         0.60%                   0.07%                  0.67%
------------------------------------------------------------------------------------------------------------------------------------

(1) The expenses shown with respect to the Real AllianceBernstein Estate Investment Portfolio (Class A) are estimated net of contractual fee waivers. Expenses have been capped at .95% annually. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one year terms. The estimated expenses for the AllianceBernstein Real Estate Investment Portfolio, before reimbursement, are .90% management fees and .77% for other expenses. The estimated Total Annual Portfolio Expenses, before reimbursement, are 1.67%.

(2) Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations (February 12, 2001), the total of management fees and other expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J.P. Morgan Quality Bond Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio, .95% for the Lord Abbett Developing Growth Portfolio, and 1.05% for the J.P. Morgan International Equity Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.

     The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be: 1.71% for the J.P. Morgan Quality Bond Portfolio, 1.13% for the J.P. Morgan International Equity Portfolio, 0.96% for the Lord Abbett Mid-Cap Value Portfolio, and 1.09% for the Lord Abbett Developing Growth Portfolio.

(3) Total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000. The manager has agreed in advance to make an estimated reduction of .04% its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without such reduction, total annual expenses would have been .81%.

(4) The investment advisers to the Goldman Sachs VIT Growth and Income, Internet Tollkeeper, International Equity and Global Income Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25%, 0.25%, 0.35% and 0.25% per annum of such Funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total Annual Portfolio Expenses" for the Goldman Sachs Growth and Income, International Equity, Global Income and Internet Tollkeeper Funds would be .47% and 1.22%, .99% and 1.99%, 2.05% and 2.95% and 4.62% and 5.62%, respectively.
     The Fund's expenses shown in the fee table are based on estimated expenses for the fiscal year ending December 31, 2001.

(5) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the Scudder Small Cap Value Portfolio to 0.84%.

(6) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown above under "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(7) MFS has contractually agreed to bear expenses for these series, subject to reimbursement by the series, such that the series' "Other Expenses" do not exceed 0.15% of the average daily net assets of the series during the current fiscal year with respect to the MFS New Discovery Series, MFS Global Governments Series and MFS High Income Series. These contractual arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the Series. Absent the expense reimbursement, the Total Annual Portfolio Expenses for the year ended December 31, 2000, were 1.09% for the MFS New Discovery Series, 1.07% for the MFS Global Governments Series and .99% with respect to the MFS High Income Series.

o Deductions for surrenders, partial withdrawals and transfers.

Surrender Charge. A Surrender Charge may be deducted in the event you make a full or partial withdrawal of your Policy. If you surrender your Policy or let it lapse during the first ten Policy years, we will keep part of the Accumulation Account Value of your Policy to help us recover the costs of selling and issuing the Policy.

The Surrender Charge is 45% of the Target Premium if you surrender the Policy or let it lapse during the first five Policy years. Afterwards, the amount of the Surrender Charge goes down each month. After the 10th Policy year there is no charge. A Surrender Charge will apply to any decrease in Face Amount.

There is a table in your Policy that shows the amount of the Target Premium and the percentage of the Surrender Charge for each month.

If you make a partial withdrawal from your Policy, we will charge a pro-rated portion of the Surrender Charge. There may also be a Partial Withdrawal Fee charged.

Partial Withdrawal Fee and Transfer Fee. The first 12 requested transfers or partial withdrawals in a Policy year are free. For each partial withdrawal or transfer in excess of 12 in a Policy year, there is a fee assessed which is currently equal to $25.



5. DEATH BENEFIT

The amount of the death benefit depends on:

o    the Face Amount of your Policy;

o    the death benefit option in effect at the time of the Insured's death; and

o    under some circumstances the Accumulation Account Value of your Policy.

There are three death benefit options: Option A, Option B and Option C. If death benefit Option A is in effect, the death benefit is the greater of your total Face Amount in effect or the Accumulation Account Value of your Policy on the date of the Insured's death multiplied by the applicable factor. Under this option, the amount of the death benefit is fixed, except when we use the factor to determine the benefit percentage.

If death benefit Option B is in effect, the death benefit is the greater of your total Face Amount in effect plus the Accumulation Account Value of your Policy, or the Accumulation Account Value of your Policy multiplied by the applicable factor. Under this option, the amount of the death benefit is variable (but will never be less than the Face Amount).

If death benefit Option C is in effect, the death benefit is the greater of your total Face Amount in effect or the Accumulation Account Value multiplied by an Attained Age factor.

So long as the Policy remains in force, prior to the Insured's Attained Age 100, the minimum death benefit will be at least the current Face Amount.

Under certain circumstances you can change death benefit options. You can also change the Face Amount under certain circumstances.

At the time of application for a Policy, you designate a Beneficiary who is the person or persons who will receive the death proceeds. You can change your Beneficiary unless you have designated an irrevocable Beneficiary. The Beneficiary does not have to be a natural person.

6. TAXES

Your Policy has been designed to comply with the definition of life insurance in the Internal Revenue Code. As a result, the death proceeds paid under the Policy should be excludable from the gross income of your Beneficiary. However, estate taxes may apply. Any earnings in your Policy are not taxed until you take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the Policy is considered a Modified Endowment Contract (MEC). Proceeds taken out of a MEC are considered to come from earnings first and are includible in taxable income. If you are younger than 59 1/2 when you take money out of a MEC, you may also be subject to a 10% Federal tax penalty on the earnings withdrawn.



7. ACCESS TO YOUR MONEY

You can terminate your Policy at any time during the lifetime of the Insured and we will pay you the Cash Surrender Value of your Policy. At any time during the Insured's lifetime and before the Policy has terminated, you may withdraw a part of your Accumulation Account Value subject to the requirements of the Policy. When you terminate your Policy or make a partial withdrawal, a surrender charge and partial withdrawal fee may be assessed.

You can also borrow against the Accumulation Account Value of your Policy.



8. OTHER INFORMATION

Free Look. You can cancel the Policy within 20 days after you receive it or the 45th day after you sign your application, whichever period ends later. We will refund all premiums paid. In the state of California, if you are 60 years or older on the Issue Date, you can cancel your Policy within 30 days after you receive it in which case we will refund your Policy's Account Value plus fees and charges (i.e., premium tax charge, Federal tax charge, selection and issue expense charge, cost of insurance, monthly Policy charge, percent of premium charge and mortality and expense risk charge) deducted from the Account Value as of the day we receive your returned Policy. Upon completion of the underwriting process, we will allocate your initial Net Premium to the Money Market Fund until the reallocation date, which occurs upon the expiration of the free look period. After that, we will invest your Policy's Accumulation Account Value and any subsequent premiums as you requested.

Who Should Purchase the Policy? The Policy is designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their policies through investment in the Investment Funds. The Policy offers the following to individuals:

o    create or conserve one's estate;

o    supplement retirement income; and

o    access to funds through loans and surrenders.

If you currently own a variable life insurance policy on the life of the Insured, you should consider whether the purchase of the Policy is appropriate.

Also, you should carefully consider whether the Policy should be used to replace an existing Policy on the life of the Insured.

Additional Features. The following additional features are offered:

o you can arrange to have a regular amount of money automatically transferred from the Money Market Fund to selected Investment Funds each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o you can arrange to automatically readjust your Accumulation Account Value between Investment Funds periodically to keep the allocation you select. We call this feature Portfolio Rebalancing.

o we also offer a number of additional riders that are common to life insurance policies.

These features and riders may not be available in your state and may not be suitable for your particular situation.



9. INQUIRIES

If you need more information about purchasing a Policy, or if you need Policyowner service (such as changes in Policy information inquiry into Policy values, or to make a loan), please contact us at our Service Office:

     MetLife Investors Insurance Company of California
     P.O. Box 66757
     St. Louis, MO 63166-6757
     (800) 357-4419

PART I

1.   THE VARIABLE LIFE INSURANCE POLICY

The variable life insurance Policy is a contract between you, the Owner, and us, an insurance company. This kind of Policy is most commonly used for retirement planning and/or estate planning.

The Policy provides for life insurance coverage on the Insured. It has an Accumulation Account Value, a death benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance. However, since the Policy is a variable life insurance policy, the value of your Policy will increase or decrease depending upon the investment experience of the Investment Funds you choose. The duration or amount of the death benefit may also vary based on the investment performance of the underlying Investment Funds. To the extent you select any of the Investment Funds, you bear the investment risk. If your Accumulation Account Value less any loans, loan interest accrued, unpaid selection and issue charge due for the remainder of the first Policy year and, if surrender charges and any Partial Withdrawal Fee are insufficient to pay the monthly deductions, the Policy may terminate.

Because the Policy is like traditional and universal life insurance, it provides a death benefit which is paid to your named Beneficiary. When the Insured dies, the death proceeds are paid to your Beneficiary which should be excludable from the gross income of the Beneficiary. The tax-free death proceeds make this an excellent way to accumulate money you do not think you will use in your lifetime. It is also a tax-efficient way to provide for those you leave behind. If you need access to your money, you can borrow from the Policy, make a total surrender or a partial withdrawal.



2.   PURCHASES


Application for a Policy

In order to purchase a Policy, you must submit an application to us that requests information about the proposed Insured. In some cases, we will ask for additional information. We may request that the proposed Insured provide us with medical records, a physician's statement or possibly require other medical tests.


Premiums

Before coverage begins under a Policy, the application and the premium must be in good order as determined by our administrative rules. You may receive a copy of a Policy before that time for examination but there will be no coverage. Each premium after the initial premium must be at least $10. The Policy is not designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers.

You can establish a schedule of planned premiums. We will send you billing notices for these premium payments. A failure to pay such a premium payment will not itself cause the Policy to lapse.


Unscheduled Premiums

You can make additional unscheduled premium payments at any time while the Policy is in force. However, in order to preserve the favorable tax status of the Policy, we may limit the amount of the premiums and may return any premiums that exceed the limits stated under the Internal Revenue Code.

If MetLife Investors receives a premium payment which would cause the death benefit to increase by an amount that exceeds the Net Premium portion of the payment, then MetLife Investors reserves the right to:

(1)  refuse that premium payment; or

(2)  require additional evidence of insurability before it accepts the premium.


Lapse and Grace Period

During the first 5 Policy years, your Policy will not lapse if the Cash Surrender Value of your Policy is insufficient to pay for the monthly deductions when:

o the sum of all premiums paid on the Policy (reduced by any partial withdrawals and any outstanding loan balance) is at least equal to the sum of the No Lapse Monthly Premiums for the elapsed months since the Issue Date.

The No Lapse Monthly Premium amount is found on the specifications page of your Policy. This amount may be modified if you change your Face Amount, make a change in the premium class of the Insured within 5 years of the Issue Date, or if there is an addition or deletion of a rider.

Lapse will occur if:

o the Cash Surrender Value is not sufficient to cover the monthly deduction (except for reasons stated above);

o the sum of all the premiums you paid into the Policy (reduced by any partial withdrawal or any outstanding loan balance) is less than the No Lapse Monthly Premium; and

o    a grace period expires without a sufficient premium payment.

When a Policy is about to terminate, the Policy provides a grace period in order for you to make a premium payment or a loan repayment to keep your Policy in force. The grace period, which is 62 days, begins on the Monthly Anniversary on which the Cash Surrender Value is insufficient to meet the next monthly deduction. We will notify you by mail of the amount of additional premium that must be paid to keep the Policy from terminating. If we do not receive the required amount within the grace period, the Policy will lapse and terminate without Accumulation Account Value.

If the Insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit otherwise payable.


Reinstatement

If your Policy terminated at the end of a grace period, you can request that we reinstate it (restore your insurance coverage) anytime within 5 years after its termination. To reinstate your Policy you must:

o    submit a written request for reinstatement;

o submit proof satisfactory to us that the Insured is still insurable at the risk class that applies for the latest Face Amount portion then in effect;

o pay a Net Premium large enough to cover the monthly deductions that were due at the time of lapse and 2 times the monthly deduction due at the time of reinstatement; and

o pay an amount large enough to cover any loan interest due and unpaid at the time of lapse.

The reinstatement date is the date on or following the day we approve the application for reinstatement. The Accumulation Account Value of your Policy on the reinstatement date is equal to:

o    the amount of any Policy loan reinstated;

o increased by the Net Premiums paid at reinstatement, any Policy loan paid at the time of reinstatement, and the amount of any surrender charge paid at the time of lapse.

The Policy may not be reinstated if it has been surrendered or if the Insured dies before the reinstatement date. There will be a full monthly deduction for the Policy month which includes the reinstatement date.


Allocation of Premium

When we receive a premium from you, we deduct:

o    a Tax Charge for premium taxes and Federal taxes; and

o    a Sales Charge.

The premium less these charges is referred to as the Net Premium. Your Net Premium is allocated to the General Account or one or more of the Investment Funds, as selected by you.

When we issue you a Policy, we automatically allocate your initial premium to the Money Market Fund. Once the free look period expires, the Accumulation Account Value of your Policy is allocated to the General Account and/or the Investment Funds in accordance with your selections requested in the application. For any chosen allocation, the percentages must be in whole numbers. This allocation is not subject to the transfer fee provision. However, we reserve the right to limit the number of selections that you may invest in at any one time.


Accumulation Account Value of Your Policy

The Accumulation Account Value equals the sum of the amounts in the General Account, the Investment Funds you have selected, and the Loan Account.

Method of Determining Accumulation
Account Value of an Investment Fund

The value of your Policy will go up or down depending upon the investment performance of the Investment Fund(s) you choose and the charges and deductions made against your Policy.

The Accumulation Account Value of the Investment Funds is determined for each Valuation Period. When we apply your initial premium to an Investment Fund, the Accumulation Account Value equals the Net Premium allocated to the Investment Fund, minus the monthly deduction(s) due from the Issue Date through the Investment Start Date. Thereafter, on each Valuation Date, the Accumulation Account Value in an Investment Fund will equal:

(1) The Accumulation Account Value in the Investment Fund on the preceding Valuation Date, multiplied by the Investment Fund's Net Investment Factor (defined below) for the current Valuation Period; plus

(2) Any Net Premium payments received during the current Valuation Period which are allocated to the Investment Fund; plus

(3) Any loan repayments allocated to the Investment Fund during the current Valuation Period; plus

(4) Any amounts transferred to the Investment Fund from the General Account or from another Investment Fund during the current Valuation Period; plus

(5) That portion of the interest credited on outstanding loans which is allocated to the Investment Fund during the current Valuation Period; minus

(6) Any amounts transferred from the Investment Fund to the General Account, Loan Account, or to another Investment Fund during the current Valuation Period (including any transfer charges); minus

(7) Any partial withdrawals from the Investment Fund during the current Valuation Period; minus

(8) Any withdrawal due to a Pro-Rata Surrender from the Investment Fund during the current Valuation Period; minus

(9) Any withdrawal or surrender charges incurred during the current Valuation Period attributed to the Investment Fund in connection with a partial withdrawal or Pro-Rata Surrender; minus

(10) If a Monthly Anniversary occurs during the current Valuation Period, the portion of the monthly deduction allocated to the Investment Fund during the current Valuation Period to cover the Policy month which starts during that Valuation Period.


Net Investment Factor

The Net Investment Factor measures the investment performance of an Investment Fund during a Valuation Period. The Net Investment Factor for each Investment Fund for a Valuation Period is calculated as follows:

(1)  The value of the assets at the end of the preceding Valuation Period; plus

(2) The investment income and capital gains, realized or unrealized, credited to the assets in the Valuation Period for which the Net Investment Factor is being determined; minus

(3) The capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

(4) Any amount charged against each Investment Fund for taxes, including any tax or other economic burden resulting from the application of the tax laws determined by us to be properly attributable to the Investment Funds, or any amount set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of each Investment Fund; minus

(5) The mortality and expense risk charge equal to a percentage of the average net assets for each day in the Valuation Period. This charge, for mortality and expense risks, is determined by the length of time the Policy has been in force. It will not exceed the amounts shown in the following table:


        Policy           Percentage of        Effective
        Years            Avg. Net Assets      Annual Rate
       ---------         ----------------    ----------------
        1-10                 0.0015027             0.55%
        11-20                0.0012301             0.45%
        21+                  0.0009572             0.35%

     divided by

(6)  The value of the assets at the end of the preceding Valuation Period.


Our Right to Reject or Return a Premium Payment

In order to receive the tax treatment for life insurance under the Internal Revenue Code (Code), a Policy must initially qualify and continue to qualify as life insurance under the Code. To maintain this qualification, we have reserved the right under the Policy to return any premiums paid which we have determined will cause the Policy to fail as life insurance. We also have the right to make changes in the Policy or to make a distribution to the extent we determine this is necessary to continue to qualify the Policy as life insurance. Such distributions may have current income tax consequences to you.

If subsequent premiums will cause your Policy to become a Modified Endowment Contract (MEC) we will contact you prior to applying the premium to your Policy. If you elect to have the premium applied, we require that you acknowledge in writing that you understand the tax consequences of a MEC before we will apply the premiums.

3.   INVESTMENT FUNDS

There are currently 42 Investment Funds available in connection with the Policy we are offering here. The Investment Funds are offered through one of eleven open-end, diversified management investment companies: (1) AIM Variable Insurance Funds, (2) Alliance Variable Products Series Fund, Inc., (3) MetLife Investors Series Trust, (4) Franklin Templeton Variable Insurance Products Trust, (5)General American Capital Company, (6) Goldman Sachs Variable Insurance Trust, (7) Scudder Variable Series II (formerly, Kemper Variable Series), (8) Liberty Variable Investment Trust, (9) MFS Variable Insurance Trust, (10) Oppenheimer Variable Account Funds and (11) Putnam Variable Trust.

You can only invest in up to 15 of the Investment Funds and the General Account at any one time.

Purchasers should read this prospectus carefully before investing. Copies of the prospectuses for the Investment Funds will accompany or precede delivery of your Policy. You can obtain copies of the fund prospectuses by calling or writing to us as at: MetLife Investors Insurance Company of California, Service Office, P.O. Box 66757, St. Louis, MO, 63166-6757, (800) 357-4419. Certain portfolios contained in the Fund prospectuses may not be available with your Policy. (See Appendix B which contains a summary of investment objectives and strategies for each Investment Fund.)

The investment objectives and policies of certain of the Investment Funds are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Funds have the same investment advisers.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The following is a list of the Investment Funds and investment managers available under the Policy:

AIM VARIABLE INSURANCE FUNDS

   Advisor: A I M Advisors, Inc.

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

   Advisor: Alliance Capital Management L.P.
   Premier Growth Portfolio (Class A)
   AllianceBernstein Real Estate Investment Portfolio (Class A)
     (formerly, Real Estate Investment Portfolio)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, Class 1 Shares

   Advisor: Franklin Advisers, Inc.
   Franklin Small Cap Fund

   Advisor: Franklin Mutual Advisers, LLC
   Mutual Shares Securities Fund

   Advisor: Templeton Asset Management Ltd.
   Templeton Developing Markets Securities Fund

   Advisor: Templeton Investment Counsel, LLC
   Templeton International Securities Fund

GENERAL AMERICAN CAPITAL COMPANY

   Advisor: Conning Asset Management Company.
   Money Market Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST

   Advisor: Goldman Sachs Asset Management, a unit of the
      Investment Management Division of Goldman, Sachs & Co.
   Goldman Sachs VIT Growth and Income Fund
   Goldman Sachs VIT Internet Tollkeeper Fund (SM)

   Advisor: Goldman Sachs Asset Management International
   Goldman Sachs VIT Global Income Fund
   Goldman Sachs VIT International Equity Fund

LIBERTY VARIABLE INVESTMENT TRUST

   Advisor: Liberty Advisory Services Corp.
   Sub-Advisor: Newport Fund Management,  Inc.
   Newport Tiger Fund, Variable Series (Class A)

MET INVESTORS SERIES TRUST

   Advisor: Met Investors Advisory Corp.
   Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust).

   J.P. Morgan Enhanced Index Portfolio
   J.P. Morgan International Equity Portfolio
   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   J.P. Morgan Small Cap Stock Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Developing Growth Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Mid-Cap Value Portfolio

MFS VARIABLE INSURANCE TRUST

   Advisor: Massachusetts Financial Services Company
   MFS Emerging Growth Series
   MFS Investors Trust Series
        (prior to May 1, 2001, MFS Growth With Income Series)
   MFS High Income Series
   MFS New Discovery Series
   MFS Research Series
   MFS Global Governments Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS

   Advisor: OppenheimerFunds, Inc.
   Oppenheimer High Income Fund/VA
   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Main Street Growth & Income Fund/VA
   Oppenheimer Strategic Bond Fund/VA

PUTNAM VARIABLE TRUST

   Advisor: Putnam Investment Management, LLC
   Putnam VT Growth and Income Fund - Class IA Shares
   Putnam VT International Growth Fund - Class IA Shares
   Putnam VT International New Opportunities Fund - Class IA Shares Putnam VT New Value Fund - Class IA Shares
   Putnam VT Vista Fund - Class IA Shares

SCUDDER VARIABLE SERIES II (formerly, Kemper Variable Series)

   Advisor: Zurich Scudder Investments, Inc.
   Scudder Government Securities Portfolio
   Scudder Small Cap Growth Portfolio
   Scudder Small Cap Value Portfolio


Shares of the Investment Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain Investment Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

We may enter into  certain  arrangements  under which we are  reimbursed  by the
Investment   Funds'   advisers,   distributors   and/or   affiliates   for   the
administrative services which we provide to the Funds.


Substitution and Limitations on Further Investments

We may substitute one or more of the Investment Funds you have selected with another Investment Fund. We will not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in an Investment Fund. We will give you notice of our intention to do this.


Transfers

At your request, we will transfer amounts in your Policy from any Investment Fund to another Investment Fund, or to and from the General Account (subject to restrictions). The minimum amount that can be transferred is the lesser of the minimum transfer amount (currently $500), or the total value in an Investment Fund or the General Account. You can make twelve transfers or partial withdrawals in a Policy year without charge. We currently charge a transfer fee of $25 for additional transfers in a Policy year.

You cannot make a transfer out of our General Account in the first Policy year. The maximum amount you can transfer from the General Account in any Policy year after the 1st is the greater of:

(a) 25% of a Policy's Cash Surrender Value in the General Account at the beginning of the Policy year; or

(b) the previous Policy year's General Account maximum withdrawal amount not to exceed the total Cash Surrender Value of the Policy.

Transfers resulting from Policy loans will not be counted for purposes of the limitations on the amount or frequency of transfers allowed in each Policy year.

We have not designed this Policy or the underlying Investment Funds for use by professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers. If it appears that there is a pattern of exchanges that coincides with a "market timing" strategy and is disruptive to the Investment Funds, the transfer will be refused. Policies under common ownership or control may be aggregated for purposes of transfer limits. We will coordinate with the Fund managers to restrict the transfer privilege or reject any specific premium allocation request for any person, if, in the Investment Fund manager's judgment, the Investment Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Although we currently intend to continue to permit transfers for the foreseeable future, the Policy provides that we may at any time revoke, modify, or limit the transfer privilege.


Dollar Cost Averaging

Dollar cost averaging is a program which enables you to allocate specified dollar amounts from the Money Market Fund to other Investment Funds on a monthly basis. By allocating amounts on a monthly basis, you may be less susceptible to the impact of market fluctuations.

The minimum transfer amount is $100. The minimum amount that can be allocated to an Investment Fund is 5% of the amount transferred. You can elect to participate in this program at any time by properly completing the dollar cost averaging election form.

Dollar cost averaging will terminate when any of the following occurs:

1)   the value of the Money Market Fund is completely depleted; or

2)   you request termination in writing.

There is no current charge for dollar cost averaging but we reserve the right to charge for this program in the future. Transfers made under dollar cost averaging do not count against the total of 12 transfers allowed without charge in a Policy year. Dollar cost averaging cannot be used simultaneously with the portfolio rebalancing program.


Portfolio Rebalancing

Over time, the funds in the General Account and the Investment Funds will accumulate at different rates as a result of different investment returns. You may direct us to automatically restore the balance of the Accumulation Account Value in the General Account and in the Investment Funds to the percentages determined in advance. There are two methods of rebalancing available -- periodic and variance.

Periodic Rebalancing. Under this option you elect a frequency (monthly, quarterly, semiannually or annually), measured from the Policy anniversary. On each date elected, we will rebalance the Investment Funds and/or General Account to reallocate the Accumulation Account Value according to the investment percentages you elected.

Variance Rebalancing. Under this option you elect a specific allocation percentage for the General Account and each Investment Fund. For each such account, the allocation percentage (if not zero) must be a whole percentage and must not be less than five percent. You also elect a maximum variance percentage (5%, 10%, 15%, or 20% only), and can exclude specific Investment Funds and/or the General Account from being rebalanced. On each Monthly Anniversary we will review the current balances to determine whether any Investment Fund balance is outside of the variance range (either above or below) as a percentage of the specified allocation percentage. If any Investment Fund is outside of the variance range, we will generate transfers to rebalance all of the specified Investment Funds and/or the General Account back to the predetermined percentages.

Transfers resulting from portfolio rebalancing will not be counted against the total number of transfers allowed in a Policy year before a charge is applied.

You may elect either method of portfolio rebalancing by specifying it on the Policy application, or may elect it later for an in force Policy, or may cancel it, by submitting a change form acceptable to us.

We reserve the right to suspend portfolio rebalancing at any time on any class of policies on a nondiscriminatory basis, or to charge an administrative fee for election changes in excess of a specified number in a Policy year in accordance with our administrative rules. Portfolio rebalancing cannot be used simultaneously with the dollar cost averaging program.


Approved Asset Allocation Programs

We recognize the value to certain Owners of having available, on a continuous basis, advice for the allocation of their money among the Investment Funds available under the Policy. Certain providers of these types of services have agreed to provide such services to Owners in accordance with our administrative rules regarding such programs.

We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative systems and rules.

Even though we permit the use of approved asset allocation programs, the Policy was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the Investment Funds, and should we become aware of such disruptive practices, we may modify the transfer privilege either on an individual or class basis.

If you participate in an approved asset allocation program, the transfers made under the program are not taken into account in determining any transaction charges.




4.   EXPENSES

There are charges and other expenses associated with the Policy that reduce the return on your investment in the Policy. The charges and expenses are:


Tax Charges

There are charges for Federal taxes, and state and local premium taxes which are deducted from each premium payment. The Federal tax charge is currently 1.3% of each premium. The premium tax charge is currently 2.35% of premium payments. If the tax rates change, we may change the amount of the deduction to cover the new rate.


Sales Charge

A sales charge will be deducted from each premium payment to partially compensate us for expenses incurred in distributing the Policy and any additional benefits provided by riders. We currently intend to deduct a sales charge determined according to the following schedule:

   Policy Year 1:     15% of premium up to Target Premium; 5%
                      of premium above Target Premium
   Policy Years 2-10: 5% of all premium paid
   Policy Years 11+:  2% of all premium paid

The expenses covered by the sales charge include agent sales commissions, the cost of printing prospectuses and sales literature, and any advertising costs. Where policies are issued to Insureds with higher mortality risks or to Insureds who have selected additional insurance benefits, a portion of the amount deducted for the sales charge is used to pay distribution expenses and other costs associated with these additional coverages.

To the extent that sales expenses are not recovered from the sales charge and the surrender charge, those expenses may be recovered from other sources, including the mortality and expense risk charge described below.


Selection and Issue Expense Charge

During the first ten Policy years, we generally assess a monthly selection and issue expense charge to cover the costs associated with the underwriting and issue of the Policy. The monthly charge per $1,000 of Face Amount ranges from approximately 4 cents to one dollar, and varies by Issue Age, risk class, and (except on unisex Policies) sex of the Insured.


Monthly Policy Charge

We deduct a monthly Policy charge on the Investment Start Date and each Monthly Anniversary date. The charge is equal to $25 per Policy month for the first Policy year. Thereafter, it is $6 per Policy month guaranteed not to increase while the Policy is in force.

The charge reimburses us for expenses incurred in the administration of the Policies. Such expenses include: confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for policyowner servicing and all accounting, valuation, regulatory and updating requirements.


Monthly Cost of Insurance Charge

This charge compensates us for the insurance coverage we provide in the month following the charge. The monthly cost of insurance charge for each Policy month equals the total of the insurance risk charges for the Policy month for each Face Amount portion then in effect.

The monthly cost of insurance charge is deducted on each Monthly Anniversary for the following Policy month. The monthly cost of insurance charge is determined in a manner that reflects the anticipated mortality of the Insured and the fact that the death benefit is not payable until the death of the Insured. Because the monthly cost of insurance charge depends upon a number of variables, the charge will vary for each Policy month. We will determine the cost of insurance charge by multiplying the applicable cost of insurance rate or rates by the net amount at risk (defined below) for each Policy month.

The monthly cost of insurance rates are determined at the beginning of each Policy year. The rates will be based on the Attained Age, duration, rate class, and (except for unisex policies) sex of the Insured at issue. The monthly cost of insurance rates generally increase as the Insured's Attained Age increases.

The rate class of an Insured also will affect the cost of insurance rate. For the initial Face Amount, we will use the rate class on the Issue Date. If the death benefit equals a percentage of Accumulation Account Value, an increase in Accumulation Account Value will cause an automatic increase in the death benefit. The rate class for such increase will be the same as that used for the initial Face Amount.

We currently place the Insured into a preferred rate class, a standard rate class, or into rate classes involving a higher mortality risk.

Actual monthly cost of insurance rates may change, and the actual monthly cost of insurance charge will be determined by us based on our expectations as to future mortality experience. However, the actual monthly cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the Policy. For Policies which are not in a substandard risk class, the guaranteed cost of insurance rates are equal to 100% of the rates set forth in the male/female smoker/non-smoker 1980 CSO Mortality Tables (1980 CSO Tables NA and SA and 1980 CSO Tables NG and SG for sex distinct policies and policies issued in qualified pension plans). All Policies are based on the Attained Age of the Insured. Higher rates apply if the Insured is determined to be in a substandard risk class.

In two otherwise identical policies, an Insured in the preferred rate class will have a lower cost of insurance than an Insured in a rate class involving higher mortality risk. Each rate class is also divided into two categories: smokers and nonsmokers. Non-smoker Insureds will generally incur a lower cost of insurance than similarly situated Insureds who smoke. (Insureds under Attained Age 20 are automatically assigned to the non-smoker rate class.)


The net amount at risk for a Policy month is:

(1) the death benefit at the beginning of the Policy month divided by 1.0032737 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%); less

(2)  the Accumulation Account Value at the beginning of the Policy month.

In calculating the monthly cost of insurance charges, the cost of insurance rate for a Face Amount is applied to the net amount at risk for that Face Amount.

Charges for Additional Benefit Riders

The amount of the charge, if any, each Policy month for additional benefit riders is determined in accordance with the rider and is shown on the specifications page of your Policy.


Mortality and Expense Risk Charge

We will deduct a daily charge from the Investment Funds. The amount of the deduction is determined as a percentage of the average net assets of each Investment Fund. The current daily deduction percentages, and the equivalent effective annual rates, are:

                        Daily
      Policy            Charge              Annual
      Years             Factor              Equivalent
     --------          -----------          -----------
      1-10               .0015027%              0.55%
      11-20              .0012301%              0.45%
      21+                .0009572%              0.35%

This deduction is guaranteed not to increase while the Policy is in force. This risk charge compensates us for assuming the mortality and expense risks under the Policy. The mortality risk assumed by us is that the Insureds, as a group, may not live as long as expected. The expense risk assumed by us is that actual expenses may be greater than those assumed. We expect to profit from this charge.


Surrender Charge

For up to 10 years after the Issue Date, we will impose a contingent deferred sales charge, also referred to as a surrender charge, when the following occur:

o    upon surrender or lapse of the Policy;

o    upon a partial withdrawal;

o    upon a Pro-Rata Surrender; or

o    upon a decrease in Face Amount.

The amount of the charge assessed will depend upon a number of factors, including the type of event (a full surrender, lapse, or partial withdrawal), the amount of any premium payments made under the Policy prior to the event, and the number of Policy years having elapsed since the Policy was issued.

The surrender charge compensates us for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the prospectus and sales literature.

The surrender charge percentage is shown in the following table.

  If surrender or lapse occurs in
  the last month of                   The percentage of the annual
  Policy year:                        Target Premium payable is:
 ------------------------------     ----------------------------
          1 through 5                         45%
               6                              40%
               7                              30%
               8                              20%
               9                              10%
         10 and later                         0%

The Target Premium (on which we base the surrender charge) is shown in your Policy. As shown above, the maximum surrender charge is 45% of the annual Target Premium payable.

In addition, the percentages are reduced equally for each Policy month during the years shown. For example, during the seventh year, the percentage is reduced equally each month from 40% at the end of the sixth year to 30% at the end of the seventh year. This table may be modified if required by law or regulation of the governing jurisdiction.

The amount of the surrender charge deducted upon a partial withdrawal or Pro-Rata Surrender will equal a fraction of the charge that would be deducted if the Policy were surrendered at that time. The fraction will be determined by dividing the amount of the withdrawal by the Accumulation Account Value before the withdrawal and multiplying the result by the surrender charge. Immediately after a withdrawal, the Policy's remaining surrender charge will equal the amount of the surrender charge immediately before the withdrawal less the amount deducted in connection with the withdrawal.

A surrender charge will apply when there is a decrease in Face Amount for up to 10 years from the Policy's Issue Date. A partial withdrawal may cause a decrease in Face Amount and therefore, we may deduct a surrender charge. If the Face Amount is decreased by some fraction of any previous increases in Face Amount and/or the Face Amount at issue, the surrender charge deducted will be the previously defined surrender charge multiplied by the fraction.


Transaction Charges

There is no transaction charge for the first twelve partial withdrawals or requested transfers in a Policy year. We will impose a charge of $25 for each partial withdrawal or requested transfer in excess of twelve in a Policy year. We may revoke or modify the privilege of transferring amounts to or from the General Account at any time. Partial withdrawals and Pro-Rata Surrenders will result in the imposition of the applicable surrender charge.

Investment Fund Expenses

The expenses of the Investment Funds are shown in the Summary.

The value of the net assets of the Investment Funds will reflect the investment advisory fee and other expenses incurred by the underlying investment companies.

The Investment Fund expenses are collected from the underlying Investment Fund, and are not direct charges against the Separate Account assets or reductions from the Policy's Accumulation Account Value. Expenses of the Funds are not fixed or specified under the terms of the Policy, and actual expenses may vary. These underlying Investment Fund expenses are taken into consideration in computing each Investment Fund's net asset value, which is used to calculate the unit values in the Separate Account. The management fees and other expenses are more fully described in the prospectus of each individual Investment Fund. The information relating to the Investment Fund expenses was provided by the Investment Fund and was not independently verified by us. Except as otherwise specifically noted, the management fees and other expenses are not currently subject to fee waivers or expense reimbursements.



5.   DEATH BENEFIT

The amount of the death benefit depends on the total Face Amount, the Accumulation Account Value of your Policy on the date of death and the death benefit option (Option A, Option B, or Option C) in effect at that time. The actual amount we will pay the Beneficiary will be reduced by any Indebtedness.

The initial Face Amount and the death benefit option in effect on the Issue Date are shown on the specifications page of your Policy.

Option A. The amount of the death benefit under Option A is the greater of:

o    the Face Amount; or

o the Accumulation Account Value of your Policy on the date of death multiplied by the applicable multiple percentage shown in the "Applicable Percentage of Accumulation Account Value Table For Insureds Less than Age 100" shown below.

Option B. The amount of the death benefit under Option B is the greater of:

o the Face Amount plus the Accumulation Account Value of your Policy on the date of death; or

o the Accumulation Account Value of your Policy on the date of death multiplied by the applicable multiple percentage shown in the "Applicable Percentage of Accumulation Account Value Table For Insureds Less than Age 100" shown below.

            Applicable Percentage of Accumulation Account Value Table
                         For Insureds Less Than Age 100

    Insured                 Policy Accumulation Account Value
    Person's Age            Multiple Percentage
   ----------------        -----------------------------------
    40 or under                          250%
        45                               215%
        50                               185%
        55                               150%
        60                               130%
        65                               120%
        70                               115%
     78 to 90                            105%
     95 to 99                            101%

For ages that are not shown on this table the applicable percentage multiples will decrease by a ratable portion for each full year.

Option C. The amount of the death benefit under Option C is the greater of:

o    the Face Amount; or

o the Accumulation Account Value of your Policy on the date of the Insured's death multiplied by the applicable factor from the Table of Attained Age Factors shown in your Policy.

If your Policy is in force after the Insured's Attained Age is 100, then the Death Benefit will be 101% of the Policy's Accumulation Account Value.


Change of Death Benefit

If the Policy was issued with either death benefit Option A or death benefit Option B, the death benefit option may be changed. A Policy issued under death benefit Option C may not be changed for the entire lifetime of the Policy. Similarly, a Policy issued under either death benefit Option A or B may not change to death benefit Option C for the lifetime of the Policy. A request for change must be made to us in writing. The Effective Date of such a change will be the Monthly Anniversary on or following the date we receive the change request.

A death benefit Option A Policy may be changed to have death benefit Option B. The Face Amount will be decreased to equal the death benefit less the Accumulation Account Value on the Effective Date of the change. Satisfactory evidence of insurability must be submitted to us in connection with a request for a change from death benefit Option A to death benefit Option B. A change may not be made if it would result in a Face Amount of less than the minimum Face Amount.

A death benefit Option B Policy may be changed to have death benefit Option A. The Face Amount will be increased to equal the death benefit on the Effective Date of the change.

A change in death benefit option may have Federal income tax consequences.


Change in Face Amount

Subject to certain limitations set forth below, you may decrease or increase the Face Amount of a Policy once each Policy year after the first Policy year. A written request is required for a change in the Face Amount. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect your cost of insurance charge. A reduction in the Face Amount of a Policy may have Federal income tax consequences.

Any decrease in the Face Amount will become effective on the Monthly Anniversary on or following receipt of the written request by us. The amount of the requested change must be at least $5,000 ($2,000 for Policies issued in qualified pension plans) and the Face Amount remaining in force after any requested decrease may not be less than the minimum Face Amount. If you decrease the Face Amount and the Policy does not comply with the maximum premium limitations required by Federal tax law, the decrease may be limited or the Accumulation Account Value may be returned to you (at your election), to the extent necessary to meet these requirements. If you want to increase the Face Amount, you must submit proof that the Insured is insurable by our standards on the date the requested increase is submitted and the Insured must have an Attained Age not greater than age 80 on the Policy anniversary that the increase will become effective.



6.   TAXES

NOTE: We have prepared the following information on Federal income taxes as a general discussion of the subject. It is not intended as tax advice to anyone. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in Part II.


Life Insurance in General

Life insurance, such as this Policy, is a means of providing for death protection and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code for life insurance.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your life insurance Policy until you take the money out. Beneficiaries generally are not taxed when they receive the death proceeds upon the death of the Insured. However, estate taxes may apply.


Taking Money Out of Your Policy

You, as the Owner, will not be taxed on increases in the value of your Policy until a distribution occurs either as a surrender or as a loan. If your Policy is a MEC, any loans or surrenders from the Policy will be treated as first coming from earnings and then from your investment in the Policy. Consequently, these earnings are included in taxable income.

The Internal Revenue Code (Code) also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or (3) in a series of substantially equal payments made annually (or more frequently) for the life (or life expectancy) of the taxpayer.

If your Policy is not a MEC, any surrender proceeds will be treated as first a recovery of the investment in the Policy and to that extent will not be included in taxable income. Furthermore, any loan will be treated as Indebtedness under the Policy and not as a taxable distribution. See "Tax Status" in Part II for more details.


Diversification

The Code provides that the underlying investments for a variable life insurance Policy must satisfy certain diversification requirements in order to be treated as a life insurance contract. We believe that the Investment Funds are being managed so as to comply with such requirements.

Under current Federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the Investment Funds. If you are considered the owner of the investments, it will result in the loss of the favorable tax treatment for the Policy. It is unknown to what extent owners are permitted to select Investment Funds, to make transfers among the Investment Funds or the number and type of Investment Funds owners may select from. If guidance from the Internal Revenue Service is provided which is considered a new position, the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Policy, could be treated as the owner of the Investment Funds. Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.



7.   ACCESS TO YOUR MONEY


Policy Loans

We will loan money to you at the loan interest rate we establish. The request by you for a loan must be in writing.

You may borrow an amount up to the loan value of the Policy. The loan value is:

o the Accumulation Account Value of the Policy on the date the loan request is received; less

o    interest to the next loan interest due date; less

o anticipated monthly deductions to the next loan interest due date; less

o    any existing loan; less

o    any surrender charge; plus

o interest expected to be earned on the loan balance to the next loan interest due date.

Policy loan interest is payable on each Policy anniversary. The minimum amount that you can borrow is $500. The loan may be completely or partially repaid at any time while the Insured is living. When a Policy loan is made, we will deduct Accumulation Account Value from your Policy equal to the amount of the loan, plus interest due and place it in the Loan Subaccount as security for the loan. This Accumulation Account Value amount is expected to earn interest at a rate ("the earnings rate") which is lower than the rate charged on the Policy loan ("the borrowing rate"). The Accumulation Account Value that we use as security will accrue interest daily at an annual earnings rate of 4%.

Unless the Owner requests a different allocation, the Accumulation Account Value amount used as security for the loan will be transferred from the Investment Funds and the General Account on a pro-rata basis to the Loan Account. This will reduce the Policy's Accumulation Account Value in the General Account and the Investment Fund(s). These transactions will not be considered transfers for purposes of the limitations on transfers between Investment Funds or to or from the General Account.

A Policy loan, whether or not repaid, will have a permanent effect on the death benefits and Policy values because the values transferred to the Loan Account will not share in the investment results of the Investment Funds while the loan is outstanding. If the Loan Account earnings rate is less than the investment performance of the selected Investment Funds and/or the General Account, the values and benefits under the Policy will be reduced as a result of the loan. In addition, if the Indebtedness exceeds the Accumulation Account Value minus the surrender charge on any Monthly Anniversary, the Policy will lapse, subject to a grace period. (See "Purchases -- Lapse and Grace Period".) A lapse of the Policy with a loan outstanding may have Federal income tax consequences. (See "Federal Tax Status".)

Interest credited to the Accumulation Account Value held in the Loan Subaccount as security for the loan will be allocated on Policy anniversaries to the General Account and the Investment Funds. The interest credited will also be transferred: (1) when a new loan is made; (2) when a loan is partially or fully repaid; and (3) when an amount is needed to meet a monthly deduction.

Policy  loans may have  Federal  income  tax  consequences.  (See  "Federal  Tax
Status".)


Loan Interest Charged

The borrowing rate we charge for Policy loan interest will be based on the following schedule:

       For Loans                            Annual
       Outstanding During                   Interest Rate
      ---------------------                ---------------
       Policy Years 1-10                        4.50%
       Policy Years 11-20                       4.25%
       Policy Years 21+                         4.15%

We will inform you of the current borrowing rate when a Policy loan is requested.

Policy loan interest is due and payable annually on each Policy anniversary. If you do not pay the interest when it is due, the unpaid loan interest will be added to the outstanding Indebtedness as of the due date and you will be charged interest at the same rate as the rest of the Indebtedness.


Security

The Policy will be the only security for the loan.


Repaying Policy Debt

You may repay the loan at any time prior to the death of the Insured and as long as the Policy is in force. Any Indebtedness outstanding will be deducted before any benefit proceeds are paid or applied under a payment option.

Repayments will be allocated to the General Account and the Investment Funds based on how the Accumulation Account Value used for security was allocated. Unpaid loans and loan interest will be deducted from any settlement of your Policy.

Any payments received from you will be applied as premiums, unless you clearly request in writing that it be used as repayment of Indebtedness.


Partial Withdrawals

After the first Policy year, you may make partial withdrawals from the Policy's Cash Surrender Value. Each Policy year you are allowed 12 free partial withdrawals. For each partial withdrawal after 12, we impose a $25 fee. A partial withdrawal may be subject to a surrender charge and have Federal income tax consequences.

The minimum amount of a partial withdrawal request, net of any applicable fees and surrender charges, is the lesser of:

(1)  $500 from an Investment Fund or the General Account; or

(2)  the Policy's Accumulation Account Value in an Investment Fund.

Partial withdrawals made during a Policy year are subject to the following limitations. The maximum amount that may be withdrawn from an Investment Fund is the Policy's Accumulation Account Value net of any applicable surrender charges and fees in that Investment Fund. The total partial withdrawals and transfers from the General Account over the Policy year may not exceed a maximum amount equal to the greater of the following:

(1) 25% of the Cash Surrender Value in the General Account at the beginning of the Policy year, multiplied by the withdrawal percentage limit shown in the Policy; or

(2)  the previous Policy year's maximum amount.

You may allocate the amount withdrawn plus any applicable surrender charges and fees, subject to the above conditions, among the Investment Funds and the General Account. If no allocation is specified, then the partial withdrawal will be allocated among the Investment Funds and the General Account in the same proportion that the Policy's Accumulation Account Value in each Investment Fund and the General Account bears to the total Accumulation Account Value of the Policy, less the Accumulation Account Value in the Loan Account, on the date the request was received. If the limitations on withdrawals from the General Account will not permit this pro-rata allocation, you will be requested to provide an alternate allocation.

No amount may be withdrawn that would result in there being insufficient Accumulation Account Value to meet any surrender charge and applicable fees that would be payable immediately following the withdrawal upon the surrender of the remaining Accumulation Account Value.

The death benefit will be affected by a partial withdrawal, unless death benefit Option A or Option C is in effect and the withdrawal is made under the terms of an anniversary partial withdrawal rider. If death benefit Option A or death benefit Option C is in effect and the death benefit equals the Face Amount, then a partial withdrawal will decrease the Face Amount by an amount equal to the partial withdrawal plus the applicable surrender charge resulting from that partial withdrawal. If the death benefit is based on a percentage of the Accumulation Account Value, then a partial withdrawal will decrease the Face Amount by an amount by which the partial withdrawal plus the applicable surrender charge and fees exceeds the difference between the death benefit and the Face Amount. If death benefit Option B is in effect, the Face Amount will not change.

The Face Amount remaining in force after a partial withdrawal may not be less than the minimum Face Amount. Any request for a partial withdrawal that would reduce the Face Amount below this amount will not be implemented.

Partial withdrawals may affect the way in which the cost of insurance charge is calculated and the amount of pure insurance protection afforded under a Policy. We may change the minimum amount required for a partial withdrawal or the number of times partial withdrawals may be made.


Pro-Rata Surrender

After the first Policy year, you can make a Pro-Rata Surrender of the Policy.

The Pro-Rata Surrender will reduce the Face Amount and the Accumulation Account Value by a percentage chosen by you. This percentage must be any whole number. A Pro-Rata Surrender may have Federal income tax consequences. The percentage will be applied to the Face Amount and the Accumulation Account Value on the Monthly Anniversary on or following our receipt of the request.

You may allocate the amount of decrease in Accumulation Account Value plus any applicable surrender charge and fees among the Investment Funds and the General Account. If no allocation is specified, then the decrease in Accumulation Account Value and any applicable surrender charge and fees will be allocated among the Investment Funds and the General Account in the same proportion that the Policy's Accumulation Account Value in each Investment Fund and the General Account bears to the total Accumulation Account Value of the Policy, less the Accumulation Account Value in the Loan Account, on the date the request for Pro-Rata Surrender is received.

A Pro-Rata Surrender cannot be processed if it will reduce the Face Amount below the minimum Face Amount of the Policy. No Pro-Rata Surrender will be processed for more Cash Surrender Value than is available on the date of the Pro-Rata Surrender. A cash payment will be made to you for the amount of Accumulation Account Value reduction less any applicable surrender charges and fees.

Pro-Rata Surrenders may affect the way in which the cost of insurance charge is calculated and the amount of the pure insurance protection afforded under the Policy.


Full Surrenders

To effect a full surrender, either the Policy must be returned to us along with the request, or the request must be accompanied by a completed affidavit of loss, which is available from us. Upon surrender, we will pay the Cash Surrender Value to you in a single sum. We will determine the Cash Surrender Value as of the date that we receive your written request at our Service Office. If the request is received on a Monthly Anniversary, the monthly deduction otherwise deductible will be included in the amount paid. Coverage under a Policy will terminate as of the date of surrender. The Insured must be living at the time of a surrender. A surrender may have Federal income tax consequences.



8.   OTHER INFORMATION

MetLife Investors

MetLife Investors Insurance Company of California ("MetLife Investors" or the "Company") was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased MetLife Investors which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company
(MetLife) acquired GenAmerica Corporation, the ultimate parent company of MetLife Investors Insurance Company (formerly "Cova Financial Services Life Insurance Company"), the parent company of MetLife Investors Insurance Company of California. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company of California on February 12, 2001. In certain states the new name may not yet be approved. In those states, we will continue to use Cova Financial Life Insurance Company until our new name is approved.

MetLife Investors Insurance Company of California is presently licensed to do business in the state of California.


Distribution

MetLife Investors Distribution Company, 610 Newport Center Drive, Suite 1400, Newport Beach, California 92660, acts as the distributor of the Policies. Prior to May 1, 2001, MetLife Investors Sales Company (formerly, Cova Life Sales Company) was the distributor of the Policies. MetLife Investors Distribution Company is our affiliate.


Commissions will be paid to broker-dealers who sell the Policies. Currently, broker-dealers will be paid first-year commissions equal up to 90% of Target Premium and 4.0% of excess premiums paid in Policy year 1. In renewal years, the commissions will equal up to 5.0% of premiums paid in Policy years 2-10 and 2.0% in Policy years 11 and beyond. In addition, broker-dealers will receive annually, asset-based compensation equal up to .25% of Accumulation Account
Value  for all  Policy  years  beginning  the  13th  month.  Sometimes,  MetLife
Investors enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses in addition to the standard commission.


The Separate Account

We established a separate account, MetLife Investors Variable Life Account Five (formerly, Cova Variable Life Account Five) (Separate Account), to hold the assets that underlie the policies.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the Policies, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from those assets are credited to or against the Policies and not against any other policies we may issue.


Suspension of Payments or Transfers

We may be required to suspend or postpone any payments or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2)   trading on the New York Stock Exchange is restricted;

3) an emergency exists as a result of which disposal of shares of the Investment Funds is not reasonably practicable or we cannot reasonably value the shares of the Investment Funds;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We may defer the portion of any transfer, amount payable or surrender, or Policy Loan from the General Account for not more than 6 months.


Ownership

Owner. The Insured is the Owner of the Policy unless another person or entity is shown as the Owner in the application. The Owner is entitled to all rights provided by the Policy. If there is more than one Owner at a given time, all owners must exercise the rights of ownership by joint action. If the Owner dies, and the Owner is not the Insured, the Owner's interest in the Policy becomes the property of his or her estate unless otherwise provided. Unless otherwise provided, the Policy is jointly owned by all Owners named in the Policy or by the survivors of those joint Owners. Unless otherwise stated in the Policy, the final Owner is the estate of the last joint Owner to die.

Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death proceeds. The Beneficiary is named at the time the Policy is issued unless changed at a later date. You can name a contingent Beneficiary prior to the death of the Insured. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before the Insured dies. If there is an irrevocable Beneficiary, all Policy changes except premium allocations and transfers require the consent of the Beneficiary.

Primary and contingent Beneficiaries are as named in the application, unless you make a change. To change a Beneficiary, you must submit a written request to us. We may require the Policy to record the change. The request will take effect when signed, subject to any action we may take before receiving it.

One or more irrevocable Beneficiaries may be named.

If a Beneficiary is a minor, we will make payment to the guardian of his or her estate. We may require proof of age of any Beneficiary.

Proceeds payable to a Beneficiary will be free from the claims of creditors, to the extent allowed by law.

Assignment. You can assign the Policy. A copy of any assignment must be filed with our Service Office. We are not responsible for the validity of any assignment. If you assign the Policy, your rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments we may make or actions we may take before such assignment has been recorded at our Service Office. This may be a taxable event. You should consult a tax adviser if you wish to assign the Policy.

Adjustment of Charges

The Policy is available for purchase by individuals, corporations, and other institutions. For certain individuals and certain corporate or other groups or sponsored arrangements purchasing one or more policies, we may waive or adjust the amount of the sales charge, contingent deferred sales charge, monthly administrative charge, or other charges where the expenses associated with the sale of the Policy or policies or the underwriting or other administrative costs associated with the Policy or policies warrant an adjustment.

Sales, underwriting, or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement, from the amount of the initial premium payment or payments, or from the amount of projected premium payments. We will determine in our discretion if, and in what amount, an adjustment is appropriate. We may modify the criteria for qualification for adjustment of charges as experience is gained, subject to the limitation that such adjustments will not be unfairly discriminatory against the interests of any owner.



PART II


Executive Officers and Directors

Our directors and executive officers and their principal occupations for the past five years are as follows:

                           Principal Occupation During
Name                       the Past Five Years


James A. Shepherdson III Chairman of the Board and a Director of MetLife Investors Insurance
                         Company of California (MetLife Investors of California), MetLife Investors
                         Insurance Company (MetLife Investors), and First MetLife Investors
                         Insurance Company (First MetLife Investors) since June, 2000; Co-Chief Executive
                         Officer, MetLife Security First Group, Inc. - April, 2000 to present; Co-Chief
                         Executive Officer, Equitable Distributors, Inc. - April, 1996 to April, 2000;
                         Chief Operating Officer, McGuinness Companies and Chief Operating Officer,
                         Endeavor Group - September, 1978 to March 1996.

Gregory P. Brakovich    Director of MetLife Investors of California, MetLife Investors and First MetLife
                        Investors since June, 2000; Co-Chief Executive Officer, MetLife Security First
                        Group, Inc. - April, 2000 to present; Co-Chief Executive Officer, Equitable
                        Distributors Inc. - March, 1996 to April, 2000; Consultant/Managing Director,
                        Bankers Trust Co. - June, 1992 to March, 1996.

Amy W. Hester           Controller and Director of MetLife Investors of California, MetLife Investors
                        and First MetLife Investors; Vice President and Controller of Cova Life
                        Management Company (CLMC) since May, 1996; prior thereto, Finance Director,
                        YMCA of Catawba Valley, Conover, North Carolina from July, 1995 to February,
                        1996.

Constance A. Doern****  Vice President of MetLife Investors of California - 1997 to present, prior thereto Assistant Vice President from 1990 to 1995; Vice President of
                        MetLife Investors - 1997 to present, prior thereto Assistant Vice President from 1990 to 1995; Vice President of First MetLife Investors - 1997 to present, prior thereto Assistant Vice President from 1993 to 1995; Vice President of
                        J&H/KVI - 1989 to 1998; Vice President of MetLife Annuity Operations
                        (formerly, Cova Life Administration Services Company) 1998 to present.


Patricia E. Gubbe*      Vice President of MetLife Investors of California - 1989 to present; Vice
                        President of MetLife Investors - 1989 to present; Vice President of First
                        MetLife Investors - 1992 to present; First Vice President of CLMC - 1996 to present, prior thereto Vice President from 1989 to 1996; President and Chief
                        Compliance Officer of MetLife Investors Sales Company (formerly, Cova Life
                        Sales Company (CLSC)) from February, 1999 to May, 2001; Vice President and Chief
                        Compliance Officer of CLSC - 1989 to January, 1999.


J. Robert Hopson*       Vice President, Chief Actuary and Director of MetLife Investors of California
                        and MetLife Investors - 1991 to present; Vice President, Chief Actuary and
                        Director of First MetLife Investors - 1992 to present; Senior Vice President,
                        Chief Actuary and Director of CLMC - 1996 to present, prior thereto Vice
                        President and Director from 1993 to 1996 and Vice President from 1991 to 1993.

Lisa O. Kirchner****    Vice President of MetLife Investors of California - 1997 to present, prior thereto Assistant Vice President from 1990 to 1995; Vice President of
                        MetLife Investors - 1997 to present, prior thereto Assistant Vice President from 1988 to 1995; Vice President of First MetLife Investors - 1997 to present, prior thereto Assistant Vice President from 1993 to 1995; Vice President of
                        J&H/KVI - 1985 to 1998; Vice President of MetLife Annuity Operations - 1998 to
                        present.

James W. Koeger**       Assistant Treasurer of MetLife Investors of California.

Matthew P. McCauley**   Assistant Secretary and Director of MetLife Investors of California, MetLife
                        Investors and First MetLife Investors - June, 1995 to present; Associate General
                        Counsel and Vice President of General American Life Insurance Company - 1973 to
                        present; also, Director, Vice President, General Counsel and Secretary for
                        several other General American subsidiaries including Equity Intermediary
                        Company, Red Oak Realty Company, and White Oak Royalty Company; General
                        American Holding Company and Paragon Life Insurance Company. General Counsel
                        and Secretary, Reinsurance Group of America, Incorporated.  Director and
                        Secretary, General American Capital Company. General Counsel and Secretary,
                        Conning Corporation.  General Counsel, Conning Asset Management Company.
                        Director of RGA Reinsurance Company, Walnut Street Securities, Inc. Secretary
                        to the Walnut Street Funds, Inc.

Shari Ruecker*          First Vice President of MetLife Investors of California, MetLife Investors
                        and CLMC since 1996; Director of MetLife Investors of California and MetLife
                        Investors since January, 2001.


John W. Schaus*         Vice President of MetLife Investors of California and MetLife Investors -
                        1988 to present; First Vice President of CLMC from January, 1999 to present;
                        prior thereto, Vice President of CLMC - 1989 to 1998.

Bernard J. Spaulding*   Senior Vice President and General Counsel of MetLife Investors of California,
                        MetLife Investors and First MetLife Investors and CLMC since March, 1999;
                        Director of MetLife Investors of California, MetLife Investors, First
                        MetLife Investors since June, 2000; Secretary of MetLife Investors of
                        California, MetLife Investors,First MetLife Investors and CLMC since July,
                        1999.

Patricia M. Wersching** Assistant Treasurer of MetLife Investors of California.


*    Business Address:  MetLife Investors, One Tower Lane, Suite 3000,  Oakbrook Terrace,  IL
     60181

**   Business  Address: General American,  700 S. Market Street,  St. Louis, MO
     63101

***  Business Address:  General American, 13045 Tesson Ferry Road, St. Louis, MO
     63128

**** Business Address:  MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4,
     Suite 200, West Des Moines, IA 50266


Voting

In accordance with our view of present applicable law, we will vote the shares of the Investment Funds at special meetings of shareholders in accordance with instructions received from Owners having a voting interest. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. We will vote shares we own in the same proportion as we vote shares for which we have received instructions. The Funds do not hold regular meetings of shareholders.

If the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

The voting  interests of the Owner in the Funds will be  determined  as follows:
Owners may cast one vote for each $100 of Accumulation Account Value of a Policy which is allocated to an Investment Fund on the record date. Fractional votes are counted.

The number of shares which a person has a right to vote will be determined as of the date to be chosen by us not more than sixty (60) days prior to the meeting of the Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting.

Each Owner having such a voting interest will receive periodic reports relating to the Investment Funds in which he or she has an interest, proxy material and a form with which to give such voting instructions.

Disregard of Voting Instructions

We may, when required to do so by state insurance authorities, vote shares of the Funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause an Investment Fund to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the Investment Fund. We may also disapprove changes in the investment policy initiated by Owners or trustees/directors of the Funds, if such disapproval is reasonable and is based on a good faith determination by us that the change would violate state or Federal law or the change would not be consistent with the investment objectives of the Investment Funds or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other variable contracts offered by us or of an affiliated company. In the event we disregard voting instructions, a summary of this action and the reasons for such action will be included in the next annual report to owners.


Legal Opinions

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the Federal securities and income tax laws in connection with the Policies.


Our Right to Contest

We cannot contest the validity of the Policy except in the case of fraud after it has been in effect during the Insured's lifetime for two years. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to premiums paid less Indebtedness and less any surrenders. We also have the right to adjust any benefits under the Policy if the answers in the application regarding the use of tobacco are not correct.


Additional Benefits

Subject to certain requirements, one or more of the following additional insurance benefits may be added to a Policy by rider. The descriptions below are intended to be general; the terms of the Policy riders providing the additional benefits may vary from state to state, and the Policy rider should be consulted. In addition, certain riders may not be available in your state. The cost of any additional riders will be determined in accordance with the rider and shown on the specifications page of your Policy. (See "Expenses -- Charge for Additional Benefit Riders".) Certain restrictions may apply and are described in the applicable rider.

Accelerated Benefit Rider -- This rider provides a benefit to the Owner if the Insured becomes terminally ill and is not expected to live more than twelve months. The Owner may receive 25%, 50% or 75% (but no more than $250,000) of the eligible proceeds in a lump sum. "Eligible proceeds" means the death benefit that would have been payable had the Insured died on the date the rider is exercised.

The receipt of an  accelerated  death benefit  amount may  adversely  affect the
recipient's   eligibility   for  Medicaid  or  other   government   benefits  or
entitlements.

Anniversary Partial Withdrawal Rider -- This rider allows the Owner to withdraw up to 15% of the Policy's Cash Surrender Value on any Policy Anniversary without reducing the Face Amount. A contingent deferred sales charge will still apply.

Guaranteed Survivor Purchase Option (GSPO-Plus) -- This rider grants the Policy Owner or the Insured's Beneficiary the option to purchase, upon the death of the Insured, on the 10th anniversary of the rider, and on the rider anniversary nearest the Designated Life's 65th birthday, a specified amount of additional insurance coverage on the Designated Life (or Lives) without furnishing evidence of insurability.

Lifetime Coverage Rider -- This rider provides the continuation of the Policy's Face Amount beyond age 100, provided the Policy remains in force to age 100 with a positive Cash Surrender Value. If the Policy is in force after the Insured's Attained Age 100, the death benefit will be the greater of the Face Amount or 101% of the Accumulation Account Value.

Secondary Guarantee Rider -- This rider guarantees that if, during the secondary guarantee period, the sum of all premiums paid on the Policy, reduced by any partial withdrawals and any outstanding loan balance, is greater than or equal to the sum of the secondary guarantee premiums required since the Issue Date, the Policy will not lapse as a result of an Accumulation Account Value less any loans, loan interest due, and any surrender charge being insufficient to pay the monthly deduction.

The secondary guarantee period is the lesser of twenty Policy years, or the number of Policy years until the Insured reaches Attained Age 70. For Policies issued after Attained Age 60, the secondary guarantee period is ten Policy years.

Supplemental Coverage Term Rider -- This rider provides level term insurance on the life of the Insured under the base policy. It can be added only at issue. It cannot be increased or added to an existing Policy.

Waiver of Monthly Deduction Rider -- This rider provides for the waiver of the monthly deductions while the Insured is totally disabled, subject to certain limitations described in the rider. The Insured must have become disabled after age 5 and before age 65.

Waiver of Specified Premium Rider -- This rider provides for crediting the Policy's Accumulation Account Value with a specified monthly premium while the Insured is totally disabled. The monthly premium selected at issue is not guaranteed to keep the Policy in force. The Insured must have become disabled after age 5 and before age 65.

Split Policy Option Rider -- This rider allows the Policy to be split into two separate policies in the event there are changes in the Federal Estate Tax Law resulting in the removal of the unlimited marital deductions or reduction of at least 50% in the level of estate taxes payable on the death of the last Insured. The exercise of this option to split the Policy may, under certain circumstances, result in adverse tax consequences. Please consult your tax adviser before exercising any options under this rider.


Federal Tax Status

NOTE: The following description is based upon our understanding of current Federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that the Policies to be issued will qualify as "life insurance contracts" under
Section 7702. We do not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as "life insurance" under Federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations.

Introduction. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon our understanding of current Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current Federal income tax laws or of the current interpretations by the Internal Revenue Service.

We are taxed as a life insurance company under the Code. For Federal income tax purposes, the Separate Account is not a separate entity from us and its operations form a part of us.

Diversification. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance Policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of Federal income tax to the Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies, such as these policies, will meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

On March 2, 1989,  the  Treasury  Department  issued  Regulations  (Treas.  Reg.
Section  1.817-5),  which  established  diversification   requirements  for  the
investment funds underlying variable contracts such as the Policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an Investment Fund will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the fund is represented by any one investment; (ii) no more than 70% of the value of the total assets of the fund is represented by any two investments;
(iii) no more than 80% of the value of the total assets of the fund is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the fund is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that each Investment Fund underlying the Policies will be managed by the managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the Policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered the owner of the assets of the Separate Account.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in you being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

Tax Treatment of the Policy. The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires that the amount of mortality and other expense charges be reasonable.

In establishing these charges, we have relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a Policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with our interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult your own tax advisers with respect to the tax consequences of purchasing the Policy.

Policy Proceeds. The tax treatment accorded to loan proceeds and/or surrender payments from the policies will depend on whether the Policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, we believe that the Policy should receive the same Federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the Beneficiary under Section 101(a) of the Code. Also, you are not deemed to be in constructive receipt of the Cash Surrender Value, including increments thereon, under a Policy until there is a distribution of such amounts.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each owner or Beneficiary.

Tax Treatment of Loans and Surrenders. Section 7702A of the Code sets forth the rules for determining when a life insurance Policy will be deemed to be a MEC. A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a Policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven Policy years; or (2) the crediting of interest or other earnings with respect to such premiums.

Furthermore, any Policy received in exchange for a Policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance Policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a MEC if no additional premiums are paid.

Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each Policy.

If the Policy is classified as a MEC, then surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments, including those resulting from the lapse of the Policy, may also be subject to an additional 10% Federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 591/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his Beneficiary.

If a Policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

Any loans from a Policy which is not classified as a MEC, will be treated as Indebtedness of the Owner and not a distribution. Upon complete surrender, if the amount received plus loan Indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the Policy Owner, the excess generally will be treated as ordinary income.

Personal interest payable on a loan under a Policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the Indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on Policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

Policyowners should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any Policy.

Multiple Policies. The Code further provides that multiple MECs that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of policies. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

Tax Treatment of Assignments. An assignment of a Policy or the change of ownership of a Policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the owner of your Policy.

Qualified Plans. The Policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent Qualified Plans consultant.

Income Tax Withholding. All distributions or the portion thereof which is includible in gross income of the Policy owner are subject to federal income tax withholding. However, in most cases you may elect not to have taxes withheld. You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.

Reports to Owners

Each year a report will be sent to you which shows the current Policy values, premiums paid and deductions made since the last report, and any outstanding loans.


Legal Proceedings

There are no legal proceedings to which the Separate Account or the Distributor is a party or to which the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.


Experts

The financial statements of the Company as of December 31, 2000 and for the year then ended included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph that discusses the Company's change in basis of accounting as a result of a business combination accounted for as a purchase), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Separate Account as of December 31, 2000 and for each of the periods then ended included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Company as of December 31, 1999 and for the years ended December 31, 1999 and 1998 included in this prospectus have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.

The statement of operations and statement of changes in net assets of the Separate Account for the period ended December 31, 1999 included in this prospectus have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.

Financial Statements

Financial statements of the Separate Account and of the Company are provided below.



INDEPENDENT AUDITORS' REPORT


Board of Directors and Shareholder
Cova Financial Life Insurance Company
Contract Owners of Cova Variable Life Account Five


We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1) comprising Cova Variable Life Account Five of Cova Financial Life Insurance Company (the Separate Account) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of Cova Variable Life Account Five of Cova Financial Life Insurance Company as of December 31, 2000, and the results of their operations and changes in their net assets for each of the periods then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 9, 2001

                          INDEPENDENT AUDITORS' REPORT



      The Contract Owners of Cova Variable
        Life Account Five, Board of Directors
        and Shareholder of Cova Financial Life
        Insurance Company:


      We have audited the accompanying statements of operations and changes in net assets of each of the sub-accounts comprising Cova Variable Life Account Five of Cova Financial Life Insurance Company (the Separate Account) for the year ended December 31, 1999. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in net assets of the sub-accounts of Cova Variable Life Account Five of Cova Financial Life Insurance Company for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


      /s/ KPMG LLP


      Chicago, Illinois
      March 20, 2000

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2000


Assets:
   Investments:
     Cova Series Trust (Cova):
       Lord Abbett Growth and Income Portfolio                   16,367 shares                                  $ 438,895
       Bond Debenture Portfolio                                  19,298 shares                                    226,692
       Developing Growth Portfolio                                  180 shares                                      2,058
       Large Cap Research Portfolio                              10,235 shares                                    157,122
       Mid-Cap Value Portfolio                                    5,370 shares                                     90,863
       Quality Bond Portfolio                                        20 shares                                        220
       Small Cap Stock Portfolio                                  7,402 shares                                    109,723
       Large Cap Stock Portfolio                                 30,556 shares                                    512,073
       Select Equity Portfolio                                   14,458 shares                                    202,922
       International Equity Portfolio                            10,920 shares                                    137,694
     General American Capital Company (GACC):
       Money Market Fund                                             23 shares                                        496
     Russell Insurance Funds (Russell):
       Multi-Style Equity Fund                                        6 shares                                         90
       Aggressive Equity Fund                                         8 shares                                         95
       Non-U.S. Fund                                                  8 shares                                         90
       Core Bond Fund                                                11 shares                                        108
       Real Estate Securities Fund                                   11 shares                                        117
     AIM Variable Insurance Funds, Inc. (AIM):
       AIM V.I. Value Fund                                        5,037 shares                                    137,573
       AIM V.I. Capital Appreciation Fund                         1,288 shares                                     39,734
       AIM V.I. International Equity Fund                             8 shares                                        160
     Alliance Variable Products Series Fund, Inc. (Alliance):
       Premier Growth Portfolio                                       2 shares                                         79
       Real Estate Investment Portfolio                              11 shares                                        113
     Liberty Variable Investment Trust (Liberty):
       Newport Tiger Fund, Variable Series                           40 shares                                         88
     Goldman Sachs Variable Insurance Trust (Goldman Sachs):
       Growth and Income Fund                                         9 shares                                         94
       International Equity Fund                                      7 shares                                         88
       Global Income Fund                                            11 shares                                        106
       Internet Tollkeeper                                           10 shares                                         65
     Kemper Variable Series (Kemper):
       Kemper Small Cap Growth Portfolio                             39 shares                                         84
       Kemper Small Cap Value Portfolio                              93 shares                                        104
       Kemper Government Securities Portfolio                        91 shares                                        109
     MFS Variable Insurance Trust (MFS):
       MFS Research Series                                            4 shares                                         90
       MFS Growth with Income Series                                  5 shares                                         99
       MFS Emerging Growth Series                                     3 shares                                         80
       MFS High Income Series                                         9 shares                                         93
       MFS Global Governments Series                                 11 shares                                        105
       MFS New Discovery                                              5 shares                                         86
     Oppenheimer Variable Account Funds (Oppenheimer):
       Oppenheimer Capital Appreciation Fund                          2 shares                                         90
       Oppenheimer Main Street Growth & Income Fund                   4 shares                                         90


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2000


Assets, continued:
   Investments, continued:
       Oppenheimer High Income Fund                                  11 shares                                         97
       Oppenheimer Bond Fund                                          9 shares                                        106
       Oppenheimer Strategic Bond Fund                               22 shares                                        102
     Putnam Variable Trust (Putnam):
       Putnam VT Growth and Income Fund                               4 shares                                        109
       Putnam VT New Value Fund                                       9 shares                                        120
       Putnam VT Vista Fund                                           4 shares                                         84
       Putnam VT International Growth Fund                            5 shares                                         91
       Putnam VT International New Opportunities Fund                 5 shares                                         66
     Franklin Templeton Variable Insurance Products Trust (Templeton):
       Templeton Global Income Securities Fund                        9 shares                                        105
       Franklin Small Cap Fund                                      535 shares                                     11,365
       Templeton Growth Securities Fund                           3,002 shares                                     41,309
       Templeton International Securities Fund                       11 shares                                        209
       Templeton Developing Markets Securities Fund                  15 shares                                         81
       Mutual Shares Securities Fund                                  8 shares                                        110
       Franklin Large Cap Growth Securities Fund                      6 shares                                        130
                                                                                                              ------------
         Total assets                                                                                         $ 2,112,472
                                                                                                              ============

Net Assets:
   Accumulation units:
     Cova Lord Abbett Growth and Income                                                                         $ 438,895
     Cova Bond Debenture                                                                                          226,692
     Cova Developing Growth                                                                                         2,058
     Cova Large Cap Research                                                                                      157,122
     Cova Mid-Cap Value                                                                                            90,863
     Cova Quality Bond                                                                                                220
     Cova Small Cap Stock                                                                                         109,723
     Cova Large Cap Stock                                                                                         512,073
     Cova Select Equity                                                                                           202,922
     Cova International Equity                                                                                    137,694
     GACC Money Market                                                                                                496
     Russell Multi-Style Equity                                                                                        90
     Russell Aggressive Equity                                                                                         95
     Russell Non-U.S.                                                                                                  90
     Russell Core Bond                                                                                                108
     Russell Real Estate Securities                                                                                   117
     AIM V.I. Value                                                                                               137,573
     AIM V.I. Capital Appreciation                                                                                 39,734
     AIM V.I. International Equity                                                                                    160
     Alliance Premier Growth                                                                                           79
     Alliance Real Estate Investment                                                                                  113
     Liberty Newport Tiger Fund, Variable                                                                              88
     Goldman Sachs Growth and Income                                                                                   94


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2000


Net Assets, continued:
   Accumulation units, continued:
     Goldman Sachs International Equity                                                                                88
     Goldman Sachs Global Income                                                                                      106
     Goldman Sachs Internet Tollkeeper                                                                                 65
     Kemper Small Cap Growth                                                                                           84
     Kemper Small Cap Value                                                                                           104
     Kemper Government Securities                                                                                     109
     MFS Research                                                                                                      90
     MFS Growth with Income                                                                                            99
     MFS Emerging Growth                                                                                               80
     MFS High Income                                                                                                   93
     MFS Global Governments                                                                                           105
     MFS New Discovery                                                                                                 86
     Oppenheimer Capital Appreciation                                                                                  90
     Oppenheimer Main Street Growth & Income                                                                           90
     Oppenheimer High Income                                                                                           97
     Oppenheimer Bond                                                                                                 106
     Oppenheimer Strategic Bond                                                                                       102
     Putnam VT Growth and Income                                                                                      109
     Putnam VT New Value                                                                                              120
     Putnam VT Vista                                                                                                   84
     Putnam VT International Growth                                                                                    91
     Putnam VT International New Opportunities                                                                         66
     Templeton Global Income Securities                                                                               105
     Franklin Small Cap                                                                                            11,365
     Templeton Growth Securities                                                                                   41,309
     Templeton International Securities                                                                               209
     Templeton Developing Markets Securities                                                                           81
     Templeton Mutual Shares Securities                                                                               110
     Franklin Large Cap Growth Securities                                                                             130
                                                                                                              ------------
         Total net assets                                                                                     $ 2,112,472
                                                                                                              ============


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                                                      Cova
                                             ---------------------------------------------------------------------------------------
                                             Lord Abbett
                                               Growth                                Large                                 Small
                                                and         Bond      Developing      Cap       Mid-Cap      Quality        Cap
                                               Income    Debenture      Growth      Research     Value         Bond        Stock
                                             ----------- -----------  -----------  ----------- -----------  -----------  -----------


Income:
   Dividends                               $      4,145      11,105            -          311         209           12            1

Expense:
   Mortality and expense risk                         -           -            -            -           -            -            -
                                             ----------- -----------  -----------  ----------- -----------  -----------  -----------
       Net investment income (loss)               4,145      11,105            -          311         209           12            1
                                             ----------- -----------  -----------  ----------- -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                         400         (32)          (1)         108         179            -        3,576
   Realized gain distributions                    5,756           -           10       11,177         444            -        4,940
                                             ----------- -----------  -----------  ----------- -----------  -----------  -----------
       Net realized gain (loss)                   6,156         (32)           9       11,285         623            -        8,516
                                             ----------- -----------  -----------  ----------- -----------  -----------  -----------

Change in unrealized appreciation
   (depreciation)                                52,454     (11,794)        (164)       6,105      30,868            8      (20,099)
                                             ----------- -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations            $     62,755        (721)        (155)      17,701      31,700           20      (11,582)
                                             =========== ===========  ===========  =========== ===========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                         Cova                        GACC                    Russell
                                         ----------------------------------------  ----------  ------------------------------------

                                           Large                                                 Multi-
                                            Cap         Select     International     Money       Style      Aggressive
                                           Stock        Equity        Equity        Market       Equity       Equity     Non-U.S.
                                         -----------  -----------  --------------  ----------  -----------  -----------  ----------


Income:
   Dividends                            $     3,286        1,074             667           -            -            -           -

Expense:
   Mortality and expense risk                     -            -               -           -            -            -           -
                                         -----------  -----------  --------------  ----------  -----------  -----------  ----------
       Net investment income (loss)           3,286        1,074             667           -            -            -           -
                                         -----------  -----------  --------------  ----------  -----------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    (799)      (1,479)            (52)      7,865            -            -           -
   Realized gain distributions               40,933       14,402           9,711          31            1            8           5
                                         -----------  -----------  --------------  ----------  -----------  -----------  ----------
       Net realized gain (loss)              40,134       12,923           9,659       7,896            1            8           5
                                         -----------  -----------  --------------  ----------  -----------  -----------  ----------

Change in unrealized appreciation
   (depreciation)                          (104,430)     (25,733)        (37,446)     (3,751)         (11)         (13)        (15)
                                         -----------  -----------  --------------  ----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets from operations         $   (61,010)     (11,736)        (27,120)      4,145          (10)          (5)        (10)
                                         ===========  ===========  ==============  ==========  ===========  ===========  ==========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                      Russell                         AIM                          Alliance
                                             ----------------------  -------------------------------------  ------------------------

                                                           Real                    V.I.          V.I.                       Real
                                               Core       Estate      V.I.       Capital      International  Premier       Estate
                                               Bond     Securities    Value    Appreciation     Equity        Growth     Investment
                                             ---------  -----------  --------  -------------  ------------  -----------  -----------


Income:
   Dividends                               $        4            4       174              -             -            -            4

Expense:
   Mortality and expense risk                       -            -         -              -             -            -            -
                                             ---------  -----------  --------  -------------  ------------  -----------  -----------
       Net investment income (loss)                 4            4       174              -             -            -            4
                                             ---------  -----------  --------  -------------  ------------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                         -            -        42            225             -            -            -
   Realized gain distributions                      -            -     6,051          1,124            10            5            -
                                             ---------  -----------  --------  -------------  ------------  -----------  -----------
       Net realized gain (loss)                     -            -     6,093          1,349            10            5            -
                                             ---------  -----------  --------  -------------  ------------  -----------  -----------

Change in unrealized appreciation
   (depreciation)                                   4           13   (29,938)        (6,565)          (51)         (26)           9
                                             ---------  -----------  --------  -------------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets from operations            $        8           17   (23,671)        (5,216)          (41)         (21)          13
                                             =========  ===========  ========  =============  ============  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                             Liberty                      Goldman Sachs                              Kemper
                                            -----------  -------------------------------------------------  ----------------------
                                             Newport
                                              Tiger       Growth                                              Small       Small
                                               Fund         and      International   Global     Internet       Cap         Cap
                                             Variable     Income        Equity       Income    Tollkeeper     Growth      Value
                                            -----------  ----------  -------------  ---------  -----------  -----------  ---------


Income:
   Dividends                              $          1           -              -         10            -            -          -

Expense:
   Mortality and expense risk                        -           -              -          -            -            -          -
                                            -----------  ----------  -------------  ---------  -----------  -----------  ---------
       Net investment income (loss)                  1           -              -         10            -            -          -
                                            -----------  ----------  -------------  ---------  -----------  -----------  ---------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                          -           -              -          -            -            -          -
   Realized gain distributions                       -           -              5          -            -            -          -
                                            -----------  ----------  -------------  ---------  -----------  -----------  ---------
       Net realized gain (loss)                      -           -              5          -            -            -          -
                                            -----------  ----------  -------------  ---------  -----------  -----------  ---------

Change in unrealized appreciation
   (depreciation)                                  (13)         (6)           (17)        (4)         (35)         (16)         4
                                            -----------  ----------  -------------  ---------  -----------  -----------  ---------

       Net increase (decrease) in net
         assets from operations           $        (12)         (6)           (12)         6          (35)         (16)         4
                                            ===========  ==========  =============  =========  ===========  ===========  =========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                              Kemper                                        MFS
                                            -----------  ---------------------------------------------------------------------------

                                                                       Growth
                                            Government                  and        Emerging       High       Global         New
                                            Securities    Research     Income       Growth       Income    Governments   Discovery
                                            -----------  ----------- -----------  -----------  ----------- ------------  -----------


Income:
   Dividends                              $          -            -           -            -            -            -            -

Expense:
   Mortality and expense risk                        -            -           -            -            -            -            -
                                            -----------  ----------- -----------  -----------  ----------- ------------  -----------
       Net investment income (loss)                  -            -           -            -            -            -            -
                                            -----------  ----------- -----------  -----------  ----------- ------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                          -            -           -            -            -            -            -
   Realized gain distributions                       -            -           -            -            -            -            -
                                            -----------  ----------- -----------  -----------  ----------- ------------  -----------
       Net realized gain (loss)                      -            -           -            -            -            -            -
                                            -----------  ----------- -----------  -----------  ----------- ------------  -----------

Change in unrealized appreciation
   (depreciation)                                    9          (10)         (1)         (20)          (7)           5          (14)
                                            -----------  ----------- -----------  -----------  ----------- ------------  -----------

       Net increase (decrease) in net
         assets from operations           $          9          (10)         (1)         (20)          (7)           5          (14)
                                            ===========  =========== ===========  ===========  =========== ============  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                                       Oppenheimer                               Putnam
                                             ----------------------------------------------------------  ------------------------
                                                            Main Street                                      VT
                                                              Growth                                       Growth         VT
                                               Capital          &          High                Strategic    and          New
                                             Appreciation     Income      Income      Bond      Bond       Income       Value
                                             -------------  -----------  ----------  --------  --------  -----------  -----------


Income:
   Dividends                               $            -            -           -         -         -            -            -

Expense:
   Mortality and expense risk                           -            -           -         -         -            -            -
                                             -------------  -----------  ----------  --------  --------  -----------  -----------
       Net investment income (loss)                     -            -           -         -         -            -            -
                                             -------------  -----------  ----------  --------  --------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                             -            -           -         -         -            -            -
   Realized gain distributions                          -            -           -         -         -            -            -
                                             -------------  -----------  ----------  --------  --------  -----------  -----------
       Net realized gain (loss)                         -            -           -         -         -            -            -
                                             -------------  -----------  ----------  --------  --------  -----------  -----------

Change in unrealized appreciation
   (depreciation)                                     (10)         (10)         (3)        6         2            9           20
                                             -------------  -----------  ----------  --------  --------  -----------  -----------

       Net increase (decrease) in net
         assets from operations            $          (10)         (10)         (3)        6         2            9           20
                                             =============  ===========  ==========  ========  ========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                          Putnam                                    Templeton
                                           -------------------------------------  ------------------------------------------------
                                                                        VT
                                                         VT        International    Global     Franklin
                                             VT     International      New          Income      Small      Growth     International
                                           Vista       Growth      Opportunities  Securities     Cap     Securities   Securities
                                           -------  -------------  -------------  -----------  --------  -----------  ------------


Income:
   Dividends                             $      -              -              -            6        37          443             2

Expense:
   Mortality and expense risk                   -              -              -            -         -            -             -
                                           -------  -------------  -------------  -----------  --------  -----------  ------------
       Net investment income (loss)             -              -              -            6        37          443             2
                                           -------  -------------  -------------  -----------  --------  -----------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     -              -              -            -       (29)        (105)            -
   Realized gain distributions                  -              -              -            -        28        8,360            13
                                           -------  -------------  -------------  -----------  --------  -----------  ------------
       Net realized gain (loss)                 -              -              -            -        (1)       8,255            13
                                           -------  -------------  -------------  -----------  --------  -----------  ------------

Change in unrealized appreciation
   (depreciation)                             (16)            (9)           (34)          (1)   (3,288)      (4,181)          (14)
                                           -------  -------------  -------------  -----------  --------  -----------  ------------

       Net increase (decrease) in net
         assets from operations          $    (16)            (9)           (34)           5    (3,252)       4,517             1
                                           =======  =============  =============  ===========  ========  ===========  ============


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                               Templeton
                                              -----------------------------------------
                                                                             Franklin
                                               Developing       Mutual      Large Cap
                                                 Markets        Shares        Growth
                                               Securities     Securities    Securities     Total
                                              --------------  ------------  -----------  -----------


Income:
   Dividends                                $             -             -            1       21,496

Expense:
   Mortality and expense risk                             -             -            -            -
                                              --------------  ------------  -----------  -----------
       Net investment income (loss)                       -             -            1       21,496
                                              --------------  ------------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                               -             -            -        9,898
   Realized gain distributions                            -             -            7      103,021
                                              --------------  ------------  -----------  -----------
       Net realized gain (loss)                           -             -            7      112,919
                                              --------------  ------------  -----------  -----------

Change in unrealized appreciation
   (depreciation)                                       (19)           10           (1)    (158,239)
                                              --------------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets from operations             $           (19)           10            7      (23,824)
                                              ==============  ============  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                                                    Cova
                                           ---------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                Large                                 Small
                                              and         Bond      Developing      Cap       Mid-Cap      Quality        Cap
                                             Income    Debenture      Growth      Research     Value         Bond        Stock
                                           ----------- -----------  -----------  ----------- -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $      4,145      11,105            -          311         209           12            1
     Net realized gain (loss)                   6,156         (32)           9       11,285         623            -        8,516
     Change in unrealized appreciation
       (depreciation)                          52,454     (11,794)        (164)       6,105      30,868            8      (20,099)

       Net increase (decrease) from        ----------- -----------  -----------  ----------- -----------  -----------  -----------
         operations                            62,755        (721)        (155)      17,701      31,700           20      (11,582)
                                           ----------- -----------  -----------  ----------- -----------  -----------  -----------

Contract transactions:
   Cova payments                                  100         100          100          100         100          100          100
   Cova redemptions                              (116)          -            -            -           -            -            -
   Payments received from contract
     owners                                         -           -            -            -           -            -            -
   Transfers between sub-accounts
     (including fixed account), net           170,435     123,063        2,007       25,189           -            -       (7,279)
   Transfers for contract benefits and
     terminations                              (8,524)     (4,446)          (7)      (2,981)     (1,682)           -       (2,890)

       Net increase (decrease) in net
         assets from contract              ----------- -----------  -----------  ----------- -----------  -----------  -----------
         transactions                         161,895     118,717        2,100       22,308      (1,582)         100      (10,069)
                                           ----------- -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                               224,650     117,996        1,945       40,009      30,118          120      (21,651)

Net assets at beginning of period             214,245     108,696          113      117,113      60,745          100      131,374
                                           ----------- -----------  -----------  ----------- -----------  -----------  -----------
Net assets at end of period              $    438,895     226,692        2,058      157,122      90,863          220      109,723
                                           =========== ===========  ===========  =========== ===========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                            Cova                       GACC                  Russell
                                            --------------------------------------  ----------- ---------------------------------

                                              Large                                              Multi-
                                               Cap         Select    International    Money       Style     Aggressive
                                              Stock        Equity       Equity        Market     Equity      Equity     Non-U.S.
                                            -----------  ----------- -------------  ----------- ----------  ----------  ---------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $      3,286        1,074           667            -          -           -          -
     Net realized gain (loss)                   40,134       12,923         9,659        7,896          1           8          5
     Change in unrealized appreciation
       (depreciation)                         (104,430)     (25,733)      (37,446)      (3,751)       (11)        (13)       (15)

       Net increase (decrease) from         -----------  ----------- -------------  ----------- ----------  ----------  ---------
         operations                            (61,010)     (11,736)      (27,120)       4,145        (10)         (5)       (10)
                                            -----------  ----------- -------------  ----------- ----------  ----------  ---------

Contract transactions:
   Cova payments                                   100          100           100            -        100         100        100
   Cova redemptions                                (91)           -             -            -          -           -          -
   Payments received from contract
     owners                                          -            -             -      428,802          -           -          -
   Transfers between sub-accounts
     (including fixed account), net            134,732       80,465        46,991     (747,939)         -           -          -
   Transfers for contract benefits and
     terminations                              (12,075)      (5,116)       (3,417)      (2,069)         -           -          -

       Net increase (decrease) in net
         assets from contract               -----------  ----------- -------------  ----------- ----------  ----------  ---------
         transactions                          122,666       75,449        43,674     (321,206)       100         100        100
                                            -----------  ----------- -------------  ----------- ----------  ----------  ---------

       Net increase (decrease) in net
         assets                                 61,656       63,713        16,554     (317,061)        90          95         90

Net assets at beginning of period              450,417      139,209       121,140      317,557          -           -          -
                                            -----------  ----------- -------------  ----------- ----------  ----------  ---------
Net assets at end of period               $    512,073      202,922       137,694          496         90          95         90
                                            ===========  =========== =============  =========== ==========  ==========  =========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                    Russell                          AIM                          Alliance
                                            ---------------------  ---------------------------------------  -----------------------

                                                         Real                     V.I.           V.I.                      Real
                                             Core       Estate       V.I.       Capital      International   Premier      Estate
                                             Bond     Securities    Value     Appreciation      Equity       Growth     Investment
                                            --------  -----------  ---------  -------------  -------------  ----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $       4            4        174              -              -           -            4
     Net realized gain (loss)                     -            -      6,093          1,349             10           5            -
     Change in unrealized appreciation
       (depreciation)                             4           13    (29,938)        (6,565)           (51)        (26)           9

       Net increase (decrease) from         --------  -----------  ---------  -------------  -------------  ----------  -----------
         operations                               8           17    (23,671)        (5,216)           (41)        (21)          13
                                            --------  -----------  ---------  -------------  -------------  ----------  -----------

Contract transactions:
   Cova payments                                100          100        100            100            200         100          100
   Cova redemptions                               -            -          -              -              -           -            -
   Payments received from contract
     owners                                       -            -          -              -              -           -            -
   Transfers between sub-accounts
     (including fixed account), net               -            -    101,087         18,761              -           -            -
   Transfers for contract benefits and
     terminations                                 -            -     (3,603)        (1,082)             1           -            -

       Net increase (decrease) in net
         assets from contract               --------  -----------  ---------  -------------  -------------  ----------  -----------
         transactions                           100          100     97,584         17,779            201         100          100
                                            --------  -----------  ---------  -------------  -------------  ----------  -----------

       Net increase (decrease) in net
         assets                                 108          117     73,913         12,563            160          79          113

Net assets at beginning of period                 -            -     63,660         27,171              -           -            -
                                            --------  -----------  ---------  -------------  -------------  ----------  -----------
Net assets at end of period               $     108          117    137,573         39,734            160          79          113
                                            ========  ===========  =========  =============  =============  ==========  ===========


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                              Liberty                       Goldman Sachs                           Kemper
                                             ----------- ------------------------------------------------  -----------------------
                                              Newport
                                               Tiger      Growth                                             Small       Small
                                                Fund        and      International  Global     Internet       Cap         Cap
                                              Variable    Income        Equity      Income    Tollkeeper    Growth       Value
                                             ----------- ----------  -------------  --------  -----------  ----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)          $          1          -              -        10            -           -            -
     Net realized gain (loss)                         -          -              5         -            -           -            -
     Change in unrealized appreciation
       (depreciation)                               (13)        (6)           (17)       (4)         (35)        (16)           4

       Net increase (decrease) from          ----------- ----------  -------------  --------  -----------  ----------  -----------
         operations                                 (12)        (6)           (12)        6          (35)        (16)           4
                                             ----------- ----------  -------------  --------  -----------  ----------  -----------

Contract transactions:
   Cova payments                                    100        100            100       100          100         100          100
   Cova redemptions                                   -          -              -         -            -           -            -
   Payments received from contract
     owners                                           -          -              -         -            -           -            -
   Transfers between sub-accounts
     (including fixed account), net                   -          -              -         -            -           -            -
   Transfers for contract benefits and
     terminations                                     -          -              -         -            -           -            -

       Net increase (decrease) in net
         assets from contract                ----------- ----------  -------------  --------  -----------  ----------  -----------
         transactions                               100        100            100       100          100         100          100
                                             ----------- ----------  -------------  --------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets                                      88         94             88       106           65          84          104

Net assets at beginning of period                     -          -              -         -            -           -            -
                                             ----------- ----------  -------------  --------  -----------  ----------  -----------
Net assets at end of period                $         88         94             88       106           65          84          104
                                             =========== ==========  =============  ========  ===========  ==========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                             Kemper                                         MFS
                                           -----------  --------------------------------------------------------------------------

                                                                      Growth
                                           Government                   and       Emerging       High       Global         New
                                           Securities    Research     Income       Growth       Income     Governments  Discovery
                                           -----------  -----------  ----------  -----------  -----------  ----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $          -            -           -            -            -           -            -
     Net realized gain (loss)                       -            -           -            -            -           -            -
     Change in unrealized appreciation
       (depreciation)                               9          (10)         (1)         (20)          (7)          5          (14)

       Net increase (decrease) from        -----------  -----------  ----------  -----------  -----------  ----------  -----------
         operations                                 9          (10)         (1)         (20)          (7)          5          (14)
                                           -----------  -----------  ----------  -----------  -----------  ----------  -----------

Contract transactions:
   Cova payments                                  100          100         100          100          100         100          100
   Cova redemptions                                 -            -           -            -            -           -            -
   Payments received from contract
     owners                                         -            -           -            -            -           -            -
   Transfers between sub-accounts
     (including fixed account), net                 -            -           -            -            -           -            -
   Transfers for contract benefits and
     terminations                                   -            -           -            -            -           -            -

       Net increase (decrease) in net
         assets from contract              -----------  -----------  ----------  -----------  -----------  ----------  -----------
         transactions                             100          100         100          100          100         100          100
                                           -----------  -----------  ----------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets                                   109           90          99           80           93         105           86

Net assets at beginning of period                   -            -           -            -            -           -            -
                                           -----------  -----------  ----------  -----------  -----------  ----------  -----------
Net assets at end of period              $        109           90          99           80           93         105           86
                                           ===========  ===========  ==========  ===========  ===========  ==========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                                        Oppenheimer                                 Putnam
                                            -------------------------------------------------------------  ------------------------
                                                           Main Street                                         VT
                                                             Growth                                          Growth         VT
                                              Capital          &           High               Strategic       and          New
                                            Appreciation     Income       Income       Bond      Bond        Income       Value
                                            -------------  -----------  -----------  -------- -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $            -            -            -         -           -            -            -
     Net realized gain (loss)                          -            -            -         -           -            -            -
     Change in unrealized appreciation
       (depreciation)                                (10)         (10)          (3)        6           2            9           20

       Net increase (decrease) from         -------------  -----------  -----------  -------- -----------  -----------  -----------
         operations                                  (10)         (10)          (3)        6           2            9           20
                                            -------------  -----------  -----------  -------- -----------  -----------  -----------

Contract transactions:
   Cova payments                                     100          100          100       100         100          100          100
   Cova redemptions                                    -            -            -         -           -            -            -
   Payments received from contract
     owners                                            -            -            -         -           -            -            -
   Transfers between sub-accounts
     (including fixed account), net                    -            -            -         -           -            -            -
   Transfers for contract benefits and
     terminations                                      -            -            -         -           -            -            -

       Net increase (decrease) in net
         assets from contract               -------------  -----------  -----------  -------- -----------  -----------  -----------
         transactions                                100          100          100       100         100          100          100
                                            -------------  -----------  -----------  -------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                       90           90           97       106         102          109          120

Net assets at beginning of period                      -            -            -         -           -            -            -
                                            -------------  -----------  -----------  -------- -----------  -----------  -----------
Net assets at end of period               $           90           90           97       106         102          109          120
                                            =============  ===========  ===========  ======== ===========  ===========  ===========


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                          Putnam                                   Templeton
                                           -----------------------------------  --------------------------------------------------
                                                                      VT
                                                       VT        International    Global     Franklin
                                            VT     International     New          Income      Small       Growth     International
                                           Vista     Growth      Opportunities  Securities     Cap      Securities    Securities
                                           ------  ------------  -------------  -----------  ---------  -----------  -------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $     -             -              -            6         37          443              2
     Net realized gain (loss)                  -             -              -            -         (1)       8,255             13
     Change in unrealized appreciation
       (depreciation)                        (16)           (9)           (34)          (1)    (3,288)      (4,181)           (14)

       Net increase (decrease) from        ------  ------------  -------------  -----------  ---------  -----------  -------------
         operations                          (16)           (9)           (34)           5     (3,252)       4,517              1
                                           ------  ------------  -------------  -----------  ---------  -----------  -------------

Contract transactions:
   Cova payments                             100           100            100            -        100            -            100
   Cova redemptions                            -             -              -            -          -            -              -
   Payments received from contract
     owners                                    -             -              -            -          -            -              -
   Transfers between sub-accounts
     (including fixed account), net            -             -              -            -     14,529       37,512              -
   Transfers for contract benefits and
     terminations                              -             -              -            -       (153)        (830)             -

       Net increase (decrease) in net
         assets from contract              ------  ------------  -------------  -----------  ---------  -----------  -------------
         transactions                        100           100            100            -     14,476       36,682            100
                                           ------  ------------  -------------  -----------  ---------  -----------  -------------

       Net increase (decrease) in net
         assets                               84            91             66            5     11,224       41,199            101

Net assets at beginning of period              -             -              -          100        141          110            108
                                           ------  ------------  -------------  -----------  ---------  -----------  -------------
Net assets at end of period              $    84            91             66          105     11,365       41,309            209
                                           ======  ============  =============  ===========  =========  ===========  =============


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                            Templeton
                                             ------------------------------------------
                                                                            Franklin
                                             Developing       Mutual       Large Cap
                                               Markets        Shares         Growth
                                             Securities     Securities     Securities       Total
                                             ------------  -------------  -------------  -------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)          $           -              -              1         21,496
     Net realized gain (loss)                          -              -              7        112,919
     Change in unrealized appreciation
       (depreciation)                                (19)            10             (1)      (158,239)

       Net increase (decrease) from          ------------  -------------  -------------  -------------
         operations                                  (19)            10              7        (23,824)
                                             ------------  -------------  -------------  -------------

Contract transactions:
   Cova payments                                     100            100              -          4,900
   Cova redemptions                                    -              -              -           (207)
   Payments received from contract
     owners                                            -              -              -        428,802
   Transfers between sub-accounts
     (including fixed account), net                    -              -              -           (447)
   Transfers for contract benefits and
     terminations                                      -              -              -        (48,874)

       Net increase (decrease) in net
         assets from contract                ------------  -------------  -------------  -------------
         transactions                                100            100              -        384,174
                                             ------------  -------------  -------------  -------------

       Net increase (decrease) in net
         assets                                       81            110              7        360,350

Net assets at beginning of period                      -              -            123      1,752,122
                                             ------------  -------------  -------------  -------------
Net assets at end of period                $          81            110            130      2,112,472
                                             ============  =============  =============  =============


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended December 31, 1999




                                                                                     Cova
                                            ---------------------------------------------------------------------------------------
                                            Lord Abbett
                                              Growth                                Large                                 Small
                                               and         Bond      Developing      Cap        Mid-Cap     Quality        Cap
                                              Income     Debenture     Growth      Research      Value        Bond        Stock
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------


Income:
   Dividends                              $          -         242            -          156          78            1          213
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        (50)          2            -          (13)        (46)           -           77
   Realized gain distributions                       -          78            -            -           -            1            -
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------
       Net realized gain (loss)                    (50)         80            -          (13)        (46)           1           77
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

Change in unrealized appreciation
   (depreciation)                                6,653       3,004           13       10,559      (3,680)          (2)      34,574
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations           $      6,603       3,326           13       10,702      (3,648)           -       34,864
                                            ===========  ==========  ===========  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended December 31, 1999




                                                           Cova                     GACC               AIM              Templeton
                                           -------------------------------------  ----------  -----------------------  -----------

                                             Large                                                          V.I.         Global
                                              Cap        Select   International     Money       V.I.       Capital       Income
                                             Stock       Equity      Equity        Market      Value     Appreciation  Securities
                                           -----------  --------- --------------  ----------  ---------  ------------  -----------


Income:
   Dividends                             $        329        275            415           -        110            18            -
                                           -----------  --------- --------------  ----------  ---------  ------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      (116)      (167)            31       6,140          6            17            -
   Realized gain distributions                  7,182      9,317          1,110           -        575           558            -
                                           -----------  --------- --------------  ----------  ---------  ------------  -----------
       Net realized gain (loss)                 7,066      9,150          1,141       6,140        581           575            -
                                           -----------  --------- --------------  ----------  ---------  ------------  -----------

Change in unrealized appreciation
   (depreciation)                              16,032    (10,304)        16,888       3,725      4,069         6,608            -
                                           -----------  --------- --------------  ----------  ---------  ------------  -----------

       Net increase (decrease) in net
         assets from operations          $     23,427       (879)        18,444       9,865      4,760         7,201            -
                                           ===========  ========= ==============  ==========  =========  ============  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended December 31, 1999




                                                                     Templeton
                                               ----------------------------------------------------
                                                                                         Franklin
                                               Franklin                                 Large Cap
                                                 Small       Growth     International     Growth
                                                  Cap      Securities    Securities     Securities     Total
                                               ----------  -----------  --------------  -----------  ----------


Income:
   Dividends                                 $         -            -               -            -       1,837
                                               ----------  -----------  --------------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                            -            -               -            -       5,881
   Realized gain distributions                         -            -               -            -      18,821
                                               ----------  -----------  --------------  -----------  ----------
       Net realized gain (loss)                        -            -               -            -      24,702
                                               ----------  -----------  --------------  -----------  ----------

Change in unrealized appreciation
   (depreciation)                                     41           10               8           23      88,221
                                               ----------  -----------  --------------  -----------  ----------

       Net increase (decrease) in net
         assets from operations              $        41           10               8           23     114,760
                                               ==========  ===========  ==============  ===========  ==========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended December 31, 1999




                                                                                     Cova
                                             --------------------------------------------------------------------------------------
                                             Lord Abbett
                                              Growth                                 Large                                 Small
                                                and         Bond      Developing      Cap       Mid-Cap      Quality        Cap
                                              Income     Debenture      Growth     Research      Value         Bond        Stock
                                             ----------  -----------  -----------  ----------  -----------  -----------  ----------


Increase (decrease) in net assets from
   operations:
     Investment income                     $         -          242            -         156           78            1         213
     Net realized gain (loss)                      (50)          80            -         (13)         (46)           1          77
     Change in unrealized appreciation
       (depreciation)                            6,653        3,004           13      10,559       (3,680)          (2)     34,574

       Net increase (decrease) from          ----------  -----------  -----------  ----------  -----------  -----------  ----------
         operations                              6,603        3,326           13      10,702       (3,648)           -      34,864
                                             ----------  -----------  -----------  ----------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                   100          100          100         100          100          100         100
   Cova redemptions                                  -            -            -           -            -            -           -
   Payments received from contract
     owners                                          -            -            -           -            -            -           -
   Transfers between sub-accounts, net         209,709      105,997            -     107,473       65,008            -      97,560
   Transfers for contract benefits,
     terminations and insurance charges         (2,167)        (727)           -      (1,162)        (715)           -      (1,150)

       Net increase (decrease) in net
         assets from contract                ----------  -----------  -----------  ----------  -----------  -----------  ----------
         transactions                          207,642      105,370          100     106,411       64,393          100      96,510
                                             ----------  -----------  -----------  ----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                                214,245      108,696          113     117,113       60,745          100     131,374

Net assets at beginning of period                    -            -            -           -            -            -           -
                                             ----------  -----------  -----------  ----------  -----------  -----------  ----------
Net assets at end of period                $   214,245      108,696          113     117,113       60,745          100     131,374
                                             ==========  ===========  ===========  ==========  ===========  ===========  ==========


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended December 31, 1999




                                                           Cova                       GACC               AIM              Templeton
                                            -------------------------------------  -----------  -----------------------  -----------

                                              Large                                                           V.I.         Global
                                               Cap        Select    International    Money       V.I.       Capital        Income
                                              Stock       Equity       Equity        Market      Value    Appreciation   Securities
                                            -----------  ---------  -------------  -----------  --------  -------------  -----------


Increase (decrease) in net assets from
   operations:
     Investment income                    $        329        275            415            -       110             18            -
     Net realized gain (loss)                    7,066      9,150          1,141        6,140       581            575            -
     Change in unrealized appreciation
       (depreciation)                           16,032    (10,304)        16,888        3,725     4,069          6,608            -

       Net increase (decrease) from         -----------  ---------  -------------  -----------  --------  -------------  -----------
         operations                             23,427       (879)        18,444        9,865     4,760          7,201            -
                                            -----------  ---------  -------------  -----------  --------  -------------  -----------

Contract transactions:
   Cova payments                                   100        100            100          300       100            100          100
   Cova redemptions                                  -          -              -         (102)        -              -            -
   Payments received from contract
     owners                                          -          -              -    1,654,000         -              -            -
   Transfers between sub-accounts, net         430,747    141,193        103,808   (1,340,545)   59,046         20,004            -
   Transfers for contract benefits,
     terminations and insurance charges         (3,857)    (1,205)        (1,212)      (5,961)     (246)          (134)           -

       Net increase (decrease) in net
         assets from contract               -----------  ---------  -------------  -----------  --------  -------------  -----------
         transactions                          426,990    140,088        102,696      307,692    58,900         19,970          100
                                            -----------  ---------  -------------  -----------  --------  -------------  -----------

       Net increase (decrease) in net
         assets                                450,417    139,209        121,140      317,557    63,660         27,171          100

Net assets at beginning of period                    -          -              -            -         -              -            -
                                            -----------  ---------  -------------  -----------  --------  -------------  -----------
Net assets at end of period               $    450,417    139,209        121,140      317,557    63,660         27,171          100
                                            ===========  =========  =============  ===========  ========  =============  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended December 31, 1999




                                                                      Templeton
                                               ----------------------------------------------------
                                                                                         Franklin
                                                Franklin                                 Large Cap
                                                 Small       Growth     International     Growth
                                                  Cap       Securities    Securities     Securities     Total
                                               -----------  ----------  ---------------  ----------  -----------


Increase (decrease) in net assets from
   operations:
     Investment income                       $          -           -                -           -        1,837
     Net realized gain (loss)                           -           -                -           -       24,702
     Change in unrealized appreciation
       (depreciation)                                  41          10                8          23       88,221

       Net increase (decrease) from            -----------  ----------  ---------------  ----------  -----------
         operations                                    41          10                8          23      114,760
                                               -----------  ----------  ---------------  ----------  -----------

Contract transactions:
   Cova payments                                      100         100              100         100        2,000
   Cova redemptions                                     -           -                -           -         (102)
   Payments received from contract
     owners                                             -           -                -           -    1,654,000
   Transfers between sub-accounts, net                  -           -                -           -            -
   Transfers for contract benefits,
     terminations and insurance charges                 -           -                -           -      (18,536)

       Net increase (decrease) in net
         assets from contract                  -----------  ----------  ---------------  ----------  -----------
         transactions                                 100         100              100         100    1,637,362
                                               -----------  ----------  ---------------  ----------  -----------

       Net increase (decrease) in net
         assets                                       141         110              108         123    1,752,122

Net assets at beginning of period                       -           -                -           -            -
                                               -----------  ----------  ---------------  ----------  -----------
Net assets at end of period                  $        141         110              108         123    1,752,122
                                               ===========  ==========  ===============  ==========  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(1)   ORGANIZATION
      Cova Variable Life Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Cova Financial Life Insurance Company (CFLIC) and exists in accordance with the regulations of the California Department of Insurance. The Separate Account is a funding vehicle for variable life insurance policies issued by CFLIC.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment may vary between variable life insurance policies offered for sale by CFLIC.

        Cova Series Trust (Cova)                                    Kemper Variable Series (Kemper)
           Lord Abbett Growth and Income Portfolio                     Kemper Small Cap Growth Portfolio
           Bond Debenture Portfolio                                    Kemper Small Cap Value Portfolio
           Developing Growth Portfolio                                 Kemper Government Securities Portfolio
           Large Cap Research Portfolio                             MFS Variable Insurance Trust (MFS)
           Mid-Cap Value Portfolio                                     MFS Research Series
           Quality Bond Portfolio                                      MFS Growth with Income Series
           Small Cap Stock Portfolio                                   MFS Emerging Growth Series
           Large Cap Stock Portfolio                                   MFS High Income Series
           Select Equity Portfolio                                     MFS Global Governments Series
           International Equity Portfolio                              MFS New Discovery Series
        General American Capital Company (GACC)                     Oppenheimer Variable Account Funds (Oppenheimer)
           Money Market Fund                                           Oppenheimer Capital Appreciation Fund
        Russell Insurance Funds (Russell)                              Oppenheimer Main Street Growth & Income Fund
           Multi-Style Equity Fund                                     Oppenheimer High Income Fund
           Aggressive Equity Fund                                      Oppenheimer Bond Fund
           Non-U.S. Fund                                               Oppenheimer Strategic Bond Fund
           Core Bond Fund                                           Putnam Variable Trust (Putnam)
           Real Estate Securities Fund                                 Putnam VT Growth and Income Fund
        AIM Variable Insurance Funds, Inc. (AIM)                       Putnam VT New Value Fund
           AIM V.I. Value Fund                                         Putnam VT Vista Fund
           AIM V.I. Capital Appreciation Fund                          Putnam VT International Growth Fund
           AIM V.I. International Equity Fund                          Putnam VT International New Opportunities Fund
        Alliance Variable Products Series Fund, Inc. (Alliance)     Franklin Templeton Variable Insurance Products Trust (Templeton)
           Premier Growth Portfolio                                    Templeton Global Income Securities Fund
           Real Estate Investment Portfolio                            Franklin Small Cap Fund
        Liberty Variable Investment Trust (Liberty)                    Templeton Growth Securities Fund
           Newport Tiger Fund, Variable Series                         Templeton International Securities Fund
        Goldman Sachs Variable Insurance Trust (Goldman Sachs)         Templeton Developing Markets Securities Fund
           Goldman Sachs Growth and Income Fund                        Mutual Shares Securities Fund
           Goldman Sachs International Equity Fund                     Franklin Large Cap Growth Securities Fund
           Goldman Sachs Global Income Fund
           Goldman Sachs Internet Tollkeeper Fund





COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(2)   SIGNIFICANT ACCOUNTING POLICIES
      (A)  INVESTMENT VALUATION
           Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex- distribution date.

      (B)  REINVESTMENT OF DISTRIBUTIONS
           With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

           GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

      (C)  FEDERAL INCOME TAXES
           The operations of the Separate Account are included in the federal income tax return of CFLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable life insurance policies. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable life insurance policies.


(3)   SEPARATE ACCOUNT EXPENSES
      For flexible premium variable universal life policies, CFLIC deducts a daily charge from the net assets of the Separate Account sub-accounts for the assumption of mortality and expense risks. The daily charge is equivalent on an annual basis to 0.55% for the first 10 policy years, 0.45% for policy years 11-20 and 0.35% thereafter.


(4)   CONTRACT CHARGES AND FEES
      There are contract charges and fees associated with the variable life insurance policies CFLIC deducts from the policy account value that reduce the return on investment. CFLIC sells single premium variable life (SPVL) and flexible premium variable universal life (FPVL) policies and the contract charges and fees vary.

      The insurance charges for SPVL policies include mortality and expense risk, administrative, tax expense and cost of insurance. These charges are deducted from the policy account value on a monthly basis. Withdrawals during the first 10 years may be subject to a contingent deferred sales charge. In addition, CFLIC deducts a deferred premium tax charge on premium surrendered during the first 10 years. CFLIC charges a $30 annual contract maintenance fee on policies with values less than $50,000. Subject to certain restrictions, policy owners may transfer accumulated value between the available Separate Account sub-accounts. CFLIC deducts a transfer fee on each transfer in excess of twelve transfers during a policy year. Transfers made in a dollar cost averaging program are not subject to the transfer fee. The insurance charges and fees are explained in the product prospectus.

      The insurance charges for FPVL policies include tax expense, selection and issue expense, monthly policy charge, cost of insurance and the charges for additional benefit riders. These charges are deducted from the policy account value on a monthly basis. CFLIC deducts a sales charge from each premium payment. In addition, CFLIC will deduct a contingent deferred sales charge during the first 10 years if certain conditions occur. Subject to certain restrictions, policy owners may transfer or withdraw accumulated value between the available Separate Account sub-accounts and the General Account. CFLIC deducts a fee on each transfer or withdrawal in excess of twelve transfers and withdrawals during a policy year. The insurance charges and fees are explained in the product prospectus.

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:


       Cova Lord Abbett Growth and Income       $ 379,788           Kemper Small Cap Growth                                $ 100
       Cova Bond Debenture                        235,482           Kemper Small Cap Value                                   100
       Cova Developing Growth                       2,209           Kemper Government Securities                             100
       Cova Large Cap Research                    140,458           MFS Research                                             100
       Cova Mid-Cap Value                          63,675           MFS Growth with Income                                   100
       Cova Quality Bond                              214           MFS Emerging Growth                                      100
       Cova Small Cap Stock                        95,248           MFS High Income                                          100
       Cova Large Cap Stock                       600,471           MFS Global Governments                                   100
       Cova Select Equity                         238,959           MFS New Discovery                                        100
       Cova International Equity                  158,252           Oppenheimer Capital Appreciation                         100
       GACC Money Market                              522           Oppenheimer Main Street Growth & Income                  100
       Russell Multi-Style Equity                     101           Oppenheimer High Income                                  100
       Russell Aggressive Equity                      108           Oppenheimer Bond                                         100
       Russell Non-U.S.                               105           Oppenheimer Strategic Bond                               100
       Russell Core Bond                              104           Putnam VT Growth and Income                              100
       Russell Real Estate Securities                 104           Putnam VT New Value                                      100
       AIM V.I. Value                             163,442           Putnam VT Vista                                          100
       AIM V.I. Capital Appreciation               39,691           Putnam VT International Growth                           100
       AIM V.I. International Equity                  211           Putnam VT International New Opportunities                100
       Alliance Premier Growth                        105           Templeton Global Income Securities                       106
       Alliance Real Estate Investment                104           Franklin Small Cap                                    14,612
       Liberty Newport Tiger Fund, Variable           101           Templeton Growth Securities                           45,480
       Goldman Sachs Growth and Income                100           Templeton International Securities                       215
       Goldman Sachs International Equity             105           Templeton Developing Markets Securities                  100
       Goldman Sachs Global Income                    110           Templeton Mutual Shares Securities                       100
       Goldman Sachs Internet Tollkeeper              100           Franklin Large Cap Growth Securities                     108
                                                                                                                   --------------
                                                                                                                     $ 2,182,490
                                                                                                                   ==============


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE
                                                                                  Sub-account                    Sub-account
                                                            Commenced       Accumulation Unit Value        Net Assets (in thousands)
                                                                           --------------------------     --------------------------
                                                           Operations       12/31/00      12/31/99         12/31/00      12/31/99
                                                           ------------    ------------  ------------     ------------  ------------

       Single premium variable life policies (SPVL):
         Cova Lord Abbett Growth and Income                   04/29/99       14.273407     12.448204              439             -
         Cova Bond Debenture                                  04/29/99       10.699708     10.614338              227             -
         Cova Developing Growth                               07/17/99       10.593670     13.050371                2             -
         Cova Large Cap Research                              07/12/99       15.506992     13.771430              157             -
         Cova Mid-Cap Value                                   07/12/99       15.473303     10.119059               91             -
         Cova Quality Bond                                    07/19/99       11.755302     10.551764                -             -
         Cova Small Cap Stock                                 04/29/99       11.499103     12.850204              110             -
         Cova Large Cap Stock                                 04/29/99       12.629852     14.283064              512             -
         Cova Select Equity                                   06/29/99       11.815526     12.600289              203             -
         Cova International Equity                            05/04/99       11.299757     13.571289              138             -
         GACC Money Market                                    03/01/99       11.723325     11.013039                -             -
         AIM V.I. Value                                       05/03/99       10.049558     11.774189              138             -
         AIM V.I. Capital Appreciation                        05/03/99       12.406258     13.925402               40             -
         AIM V.I. International Equity                        05/01/00        8.007613             -                -             -
         Templeton Global Income Securities                   07/19/99       10.497353      9.970060                -             -
         Franklin Small Cap                                   07/19/99       11.824459     14.136079               11             -
         Templeton Growth Securities                          07/19/99       11.828016     11.011283               41             -
         Templeton International Securities                   07/19/99       10.590540     10.827249                -             -
         Franklin Large Cap Growth Securities                 07/19/99       12.986543     12.333825                -             -


       Flexible premium variable universal life policies (FPVL):
         Cova Lord Abbett Growth and Income                   05/01/00       11.365063             -                -             -
         Cova Bond Debenture                                  05/01/00        9.972387             -                -             -
         Cova Developing Growth                               05/01/00        8.795134             -                -             -
         Cova Large Cap Research                              05/01/00       11.494327             -                -             -
         Cova Mid-Cap Value                                   05/01/00       13.347979             -                -             -
         Cova Quality Bond                                    05/01/00       10.907389             -                -             -
         Cova Small Cap Stock                                 05/01/00        9.207861             -                -             -
         Cova Large Cap Stock                                 05/01/00        8.848455             -                -             -



COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE
                                                                              % Change in Sub-account
                                                            Commenced         Accumulation Unit Value
                                                                            ---------------------------
                                                           Operations          2000           1999
                                                           ------------     ------------   ------------

       Single premium variable life policies (SPVL):
         Cova Lord Abbett Growth and Income                   04/29/99           14.66%          4.60%
         Cova Bond Debenture                                  04/29/99            0.80%          0.70%
         Cova Developing Growth                               07/17/99          -18.82%         12.75%
         Cova Large Cap Research                              07/12/99           12.60%          9.95%
         Cova Mid-Cap Value                                   07/12/99           52.91%         -5.60%
         Cova Quality Bond                                    07/19/99           11.41%         -0.23%
         Cova Small Cap Stock                                 04/29/99          -10.51%         44.89%
         Cova Large Cap Stock                                 04/29/99          -11.57%          6.90%
         Cova Select Equity                                   06/29/99           -6.23%         -0.35%
         Cova International Equity                            05/04/99          -16.74%         20.84%
         GACC Money Market                                    03/01/99            6.45%          4.34%
         AIM V.I. Value                                       05/03/99          -14.65%         17.74%
         AIM V.I. Capital Appreciation                        05/03/99          -10.91%         28.36%
         AIM V.I. International Equity                        05/01/00          -19.92%              -
         Templeton Global Income Securities                   07/19/99            5.29%         -0.30%
         Franklin Small Cap                                   07/19/99          -16.35%         41.36%
         Templeton Growth Securities                          07/19/99            7.42%         10.11%
         Templeton International Securities                   07/19/99           -2.19%          8.27%
         Franklin Large Cap Growth Securities                 07/19/99            5.29%         23.34%


       Flexible premium variable universal life policies (FPVL):
         Cova Lord Abbett Growth and Income                   05/01/00           13.65%              -
         Cova Bond Debenture                                  05/01/00           -0.28%              -
         Cova Developing Growth                               05/01/00          -12.05%              -
         Cova Large Cap Research                              05/01/00           14.94%              -
         Cova Mid-Cap Value                                   05/01/00           33.48%              -
         Cova Quality Bond                                    05/01/00            9.07%              -
         Cova Small Cap Stock                                 05/01/00           -7.92%              -
         Cova Large Cap Stock                                 05/01/00          -11.52%              -

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                                                  Sub-account                    Sub-account
                                                           Commenced        Accumulation Unit Value        Net Assets (in thousands)
                                                                           --------------------------     --------------------------
                                                          Operations        12/31/00      12/31/99         12/31/00      12/31/99
                                                          ------------     ------------  ------------     ------------  ------------

       Flexible premium variable universal life
        policies (FPVL), continued:
         Cova Select Equity                                  05/01/00         9.316547             -                -             -
         Cova International Equity                           05/01/00         8.647153             -                -             -
         GACC Money Market                                   11/29/99        10.636600     10.047103                -             -
         Russell Multi-Style Equity                          05/01/00         9.002885             -                -             -
         Russell Aggressive Equity                           05/01/00         9.508158             -                -             -
         Russell Non-U.S.                                    05/01/00         8.990796             -                -             -
         Russell Core Bond                                   05/01/00        10.778364             -                -             -
         Russell Real Estate Securities                      05/01/00        11.655683             -                -             -
         AIM V.I. Value                                      05/01/00         8.043170             -                -             -
         AIM V.I. Capital Appreciation                       05/01/00         8.368587             -                -             -
         AIM V.I. International Equity                       05/01/00         7.978430             -                -             -
         Alliance Premier Growth                             05/01/00         7.914624             -                -             -
         Alliance Real Estate Investment                     05/01/00        11.309318             -                -             -
         Liberty Newport Tiger Fund, Variable                05/01/00         8.809653             -                -             -
         Goldman Sachs Growth and Income                     05/01/00         9.401603             -                -             -
         Goldman Sachs International Equity                  05/01/00         8.789453             -                -             -
         Goldman Sachs Global Income                         05/01/00        10.648936             -                -             -
         Goldman Sachs Internet Tollkeeper                   07/03/00         6.539632             -                -             -
         Kemper Small Cap Growth                             05/01/00         8.432102             -                -             -
         Kemper Small Cap Value                              05/01/00        10.430869             -                -             -
         Kemper Government Securities                        05/01/00        10.858457             -                -             -
         MFS Research                                        05/01/00         8.963784             -                -             -
         MFS Growth with Income                              05/01/00         9.916426             -                -             -
         MFS Emerging Growth                                 05/01/00         8.048986             -                -             -
         MFS High Income                                     05/01/00         9.284257             -                -             -
         MFS Global Governments                              05/01/00        10.542896             -                -             -
         MFS New Discovery                                   09/01/00         8.622034             -                -             -
         Oppenheimer Capital Appreciation                    05/01/00         9.037208             -                -             -
         Oppenheimer Main Street Growth & Income             05/01/00         9.021560             -                -             -
         Oppenheimer High Income                             05/01/00         9.742885             -                -             -




COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                                              % Change in Sub-account
                                                            Commenced          Accumulation Unit Value
                                                                             ---------------------------
                                                           Operations           2000           1999
                                                           ------------      ------------   ------------

       Flexible premium variable universal life
        policies (FPVL), continued:
         Cova Select Equity                                   05/01/00            -6.83%              -
         Cova International Equity                            05/01/00           -13.53%              -
         GACC Money Market                                    11/29/99             5.87%          0.47%
         Russell Multi-Style Equity                           05/01/00            -9.97%              -
         Russell Aggressive Equity                            05/01/00            -4.92%              -
         Russell Non-U.S.                                     05/01/00           -10.09%              -
         Russell Core Bond                                    05/01/00             7.78%              -
         Russell Real Estate Securities                       05/01/00            16.56%              -
         AIM V.I. Value                                       05/01/00           -19.57%              -
         AIM V.I. Capital Appreciation                        05/01/00           -16.31%              -
         AIM V.I. International Equity                        05/01/00           -20.22%              -
         Alliance Premier Growth                              05/01/00           -20.85%              -
         Alliance Real Estate Investment                      05/01/00            13.09%              -
         Liberty Newport Tiger Fund, Variable                 05/01/00           -11.90%              -
         Goldman Sachs Growth and Income                      05/01/00            -5.98%              -
         Goldman Sachs International Equity                   05/01/00           -12.11%              -
         Goldman Sachs Global Income                          05/01/00             6.49%              -
         Goldman Sachs Internet Tollkeeper                    07/03/00           -34.60%              -
         Kemper Small Cap Growth                              05/01/00           -15.68%              -
         Kemper Small Cap Value                               05/01/00             4.31%              -
         Kemper Government Securities                         05/01/00             8.58%              -
         MFS Research                                         05/01/00           -10.36%              -
         MFS Growth with Income                               05/01/00            -0.84%              -
         MFS Emerging Growth                                  05/01/00           -19.51%              -
         MFS High Income                                      05/01/00            -7.16%              -
         MFS Global Governments                               05/01/00             5.43%              -
         MFS New Discovery                                    09/01/00           -13.78%              -
         Oppenheimer Capital Appreciation                     05/01/00            -9.63%              -
         Oppenheimer Main Street Growth & Income              05/01/00            -9.78%              -
         Oppenheimer High Income                              05/01/00            -2.57%              -

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                                                   Sub-account                    Sub-account
                                                          Commenced        Accumulation Unit Value        Net Assets (in thousands)
                                                                          --------------------------     --------------------------
                                                         Operations        12/31/00      12/31/99         12/31/00      12/31/99
                                                         ------------     ------------  ------------     ------------  ------------

       Flexible premium variable universal life
        policies (FPVL), continued:
         Oppenheimer Bond                                   05/01/00        10.564621             -                -             -
         Oppenheimer Strategic Bond                         05/01/00        10.202909             -                -             -
         Putnam VT Growth and Income                        05/01/00        10.867548             -                -             -
         Putnam VT New Value                                05/01/00        11.965271             -                -             -
         Putnam VT Vista                                    05/01/00         8.370416             -                -             -
         Putnam VT International Growth                     05/01/00         9.143180             -                -             -
         Putnam VT International New Opportunities          05/01/00         6.637508             -                -             -
         Franklin Small Cap                                 05/01/00         8.381854             -                -             -
         Templeton International Securities                 05/01/00        10.275495             -                -             -
         Templeton Developing Markets Securities            05/01/00         8.072320             -                -             -
         Templeton Mutual Shares Securities                 05/01/00        11.041421             -                -             -





COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                                               % Change in Sub-account
                                                          Commenced            Accumulation Unit Value
                                                                             ---------------------------
                                                         Operations             2000           1999
                                                         ------------        ------------   ------------

       Flexible premium variable universal life
        policies (FPVL), continued:
         Oppenheimer Bond                                   05/01/00               5.65%              -
         Oppenheimer Strategic Bond                         05/01/00               2.03%              -
         Putnam VT Growth and Income                        05/01/00               8.68%              -
         Putnam VT New Value                                05/01/00              19.65%              -
         Putnam VT Vista                                    05/01/00             -16.30%              -
         Putnam VT International Growth                     05/01/00              -8.57%              -
         Putnam VT International New Opportunities          05/01/00             -33.62%              -
         Franklin Small Cap                                 05/01/00             -16.18%              -
         Templeton International Securities                 05/01/00               2.75%              -
         Templeton Developing Markets Securities            05/01/00             -19.28%              -
         Templeton Mutual Shares Securities                 05/01/00              10.41%              -






COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation (depreciation) for each sub-account during the period ending December 31, 2000 and December 31, 1999 follows:

                                                                                          Realized Gain (Loss)
                                                                  ------------------------------------------------------------
                                                                      Aggregate            Aggregate Cost
                                                    Year or        Proceeds from Sales    of Portfolio Shares     Realized
                                                     Period        of Portfolio Shares        Redeemed           Gain (Loss)
                                                   ----------     ------------------     ------------------    ---------------


      Cova Lord Abbett Growth and Income                2000                $ 8,492                $ 8,092              $ 400
                                                        1999                  1,940                  1,990                (50)

      Cova Bond Debenture                               2000                  4,305                  4,337                (32)
                                                        1999                    727                    725                  2

      Cova Developing Growth                            2000                      7                      8                 (1)
                                                        1999                      -                      -                  -

      Cova Large Cap Research                           2000                  2,925                  2,817                108
                                                        1999                  1,159                  1,172                (13)

      Cova Mid-Cap Value                                2000                  1,682                  1,503                179
                                                        1999                    715                    761                (46)

      Cova Quality Bond                                 2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Cova Small Cap Stock                              2000                 10,147                  6,571              3,576
                                                        1999                  1,150                  1,073                 77

      Cova Large Cap Stock                              2000                 21,802                 22,601               (799)
                                                        1999                  3,539                  3,655               (116)

      Cova Select Equity                                2000                 15,043                 16,522             (1,479)
                                                        1999                  1,195                  1,362               (167)

      Cova International Equity                         2000                  3,162                  3,214                (52)
                                                        1999                  1,062                  1,031                 31

      GACC Money Market                                 2000                748,803                740,938              7,865
                                                        1999              1,342,862              1,336,722              6,140

      Russell Multi-Style Equity                        2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Russell Aggressive Equity                         2000                      -                      -                  -
                                                        1999                      -                      -                  -




COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                          Realized Gain (Loss)
                                                                  ------------------------------------------------------------
                                                                      Aggregate            Aggregate Cost
                                                    Year or        Proceeds from Sales     of Fund Shares         Realized
                                                     Period         of Fund Shares            Redeemed           Gain (Loss)
                                                   ----------     ------------------     ------------------    ---------------


      Russell Non-U.S.                                  2000                    $ -                    $ -                $ -
                                                        1999                      -                      -                  -

      Russell Core Bond                                 2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Russell Real Estate Securities                    2000                      -                      -                  -
                                                        1999                      -                      -                  -

      AIM V.I. Value                                    2000                  4,747                  4,705                 42
                                                        1999                    246                    240                  6

      AIM V.I. Capital Appreciation Fund                2000                  1,082                    857                225
                                                        1999                    134                    117                 17

      AIM V.I. International Equity                     2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Alliance Premier Growth                           2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Alliance Real Estate Investment                   2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Liberty Newport Tiger Fund, Variable              2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Goldman Sachs Growth and Income                   2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Goldman Sachs International Equity                2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Goldman Sachs Global Income                       2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Goldman Sachs Internet Tollkeeper                 2000                      1                      1                  -
                                                        1999                      -                      -                  -

      Kemper Small Cap Growth                           2000                      -                      -                  -
                                                        1999                      -                      -                  -



COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                          Realized Gain (Loss)
                                                                  ------------------------------------------------------------
                                                                      Aggregate            Aggregate Cost
                                                    Year or        Proceeds from Sales     of Fund Shares         Realized
                                                     Period         of Fund Shares            Redeemed           Gain (Loss)
                                                   ----------     ------------------     ------------------    ---------------


      Kemper Small Cap Value                            2000                    $ -                    $ -                $ -
                                                        1999                      -                      -                  -

      Kemper Government Securities                      2000                      -                      -                  -
                                                        1999                      -                      -                  -

      MFS Research                                      2000                      -                      -                  -
                                                        1999                      -                      -                  -

      MFS Growth with Income                            2000                      -                      -                  -
                                                        1999                      -                      -                  -

      MFS Emerging Growth                               2000                      -                      -                  -
                                                        1999                      -                      -                  -

      MFS High Income                                   2000                      -                      -                  -
                                                        1999                      -                      -                  -

      MFS Global Governments                            2000                      -                      -                  -
                                                        1999                      -                      -                  -

      MFS New Discovery                                 2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Oppenheimer Capital Appreciation                  2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Oppenheimer Main Street Growth & Income           2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Oppenheimer High Income                           2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Oppenheimer Bond                                  2000                     13                     13                  -
                                                        1999                      -                      -                  -

      Oppenheimer Strategic Bond                        2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Putnam VT Growth and Income                       2000                      -                      -                  -
                                                        1999                      -                      -                  -




COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                          Realized Gain (Loss)
                                                                  ------------------------------------------------------------
                                                                      Aggregate            Aggregate Cost
                                                    Year or        Proceeds from Sales     of Fund Shares         Realized
                                                     Period         of Fund Shares            Redeemed           Gain (Loss)
                                                   ----------     ------------------     ------------------    ---------------


      Putnam VT New Value                               2000                    $ -                    $ -                $ -
                                                        1999                      -                      -                  -

      Putnam VT Vista                                   2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Putnam VT International Growth                    2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Putnam VT International New Opportunities         2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Templeton Global Income Securities                2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Franklin Small Cap                                2000                    153                    182                (29)
                                                        1999                      -                      -                  -

      Templeton Growth Securities                       2000                    858                    963               (105)
                                                        1999                      -                      -                  -

      Templeton International Securities                2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Templeton Developing Markets Securities           2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Templeton Mutual Shares Securities                2000                      -                      -                  -
                                                        1999                      -                      -                  -

      Franklin Large Cap Growth Securities              2000                      -                      -                  -
                                                        1999                      -                      -                  -







COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                               Unrealized Appreciation (Depreciation)
                                                                  ------------------------------------------------------------
                                                                     Appreciation           Appreciation
                                                    Year or         (Depreciation)         (Depreciation)
                                                     Period         End of Period         Beginning of Period      Change
                                                   ----------     ------------------     ------------------    ---------------


      Cova Lord Abbett Growth and Income                2000               $ 59,107                $ 6,653           $ 52,454
                                                        1999                  6,653                      -              6,653

      Cova Bond Debenture                               2000                 (8,790)                 3,004            (11,794)
                                                        1999                  3,004                      -              3,004

      Cova Developing Growth                            2000                   (151)                    13               (164)
                                                        1999                     13                      -                 13

      Cova Large Cap Research                           2000                 16,664                 10,559              6,105
                                                        1999                 10,559                      -             10,559

      Cova Mid-Cap Value                                2000                 27,188                 (3,680)            30,868
                                                        1999                 (3,680)                     -             (3,680)

      Cova Quality Bond                                 2000                      6                     (2)                 8
                                                        1999                     (2)                     -                 (2)

      Cova Small Cap Stock                              2000                 14,475                 34,574            (20,099)
                                                        1999                 34,574                      -             34,574

      Cova Large Cap Stock                              2000                (88,398)                16,032           (104,430)
                                                        1999                 16,032                      -             16,032

      Cova Select Equity                                2000                (36,037)               (10,304)           (25,733)
                                                        1999                (10,304)                     -            (10,304)

      Cova International Equity                         2000                (20,558)                16,888            (37,446)
                                                        1999                 16,888                      -             16,888

      GACC Money Market                                 2000                    (26)                 3,725             (3,751)
                                                        1999                  3,725                      -              3,725

      Russell Multi-Style Equity                        2000                    (11)                     -                (11)
                                                        1999                      -                      -                  -

      Russell Aggressive Equity                         2000                    (13)                     -                (13)
                                                        1999                      -                      -                  -

      Russell Non-U.S.                                  2000                    (15)                     -                (15)
                                                        1999                      -                      -                  -



COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                               Unrealized Appreciation (Depreciation)
                                                                  ------------------------------------------------------------
                                                                     Appreciation           Appreciation
                                                    Year or         (Depreciation)         (Depreciation)
                                                     Period         End of Period         Beginning of Period      Change
                                                   ----------     ------------------     ------------------    ---------------


      Russell Core Bond                                 2000                      4                    $ -                $ 4
                                                        1999                      -                      -                  -

      Russell Real Estate Securities                    2000                     13                      -                 13
                                                        1999                      -                      -                  -

      AIM V.I. Value                                    2000                (25,869)                 4,069            (29,938)
                                                        1999                  4,069                      -              4,069

      AIM V.I. Capital Appreciation Fund                2000                     43                  6,608             (6,565)
                                                        1999                  6,608                      -              6,608

      AIM V.I. International Equity                     2000                    (51)                     -                (51)
                                                        1999                      -                      -                  -

      Alliance Premier Growth                           2000                    (26)                     -                (26)
                                                        1999                      -                      -                  -

      Alliance Real Estate Investment                   2000                      9                      -                  9
                                                        1999                      -                      -                  -

      Liberty Newport Tiger Fund, Variable              2000                    (13)                     -                (13)
                                                        1999                      -                      -                  -

      Goldman Sachs Growth and Income                   2000                     (6)                     -                 (6)
                                                        1999                      -                      -                  -

      Goldman Sachs International Equity                2000                    (17)                     -                (17)
                                                        1999                      -                      -                  -

      Goldman Sachs Global Income                       2000                     (4)                     -                 (4)
                                                        1999                      -                      -                  -

      Goldman Sachs Internet Tollkeeper                 2000                    (35)                     -                (35)
                                                        1999                      -                      -                  -

      Kemper Small Cap Growth                           2000                    (16)                     -                (16)
                                                        1999                      -                      -                  -

      Kemper Small Cap Value                            2000                      4                      -                  4
                                                        1999                      -                      -                  -



COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                              Unrealized Appreciation (Depreciation)
                                                                  ------------------------------------------------------------
                                                                     Appreciation           Appreciation
                                                    Year or         (Depreciation)         (Depreciation)
                                                     Period         End of Period         Beginning of Period      Change
                                                   ----------     ------------------     ------------------    ---------------


      Kemper Government Securities                      2000                    $ 9                    $ -                $ 9
                                                        1999                      -                      -                  -

      MFS Research                                      2000                    (10)                     -                (10)
                                                        1999                      -                      -                  -

      MFS Growth with Income                            2000                     (1)                     -                 (1)
                                                        1999                      -                      -                  -

      MFS Emerging Growth                               2000                    (20)                     -                (20)
                                                        1999                      -                      -                  -

      MFS High Income                                   2000                     (7)                     -                 (7)
                                                        1999                      -                      -                  -

      MFS Global Governments                            2000                      5                      -                  5
                                                        1999                      -                      -                  -

      MFS New Discovery                                 2000                    (14)                     -                (14)
                                                        1999                      -                      -                  -

      Oppenheimer Capital Appreciation                  2000                    (10)                     -                (10)
                                                        1999                      -                      -                  -

      Oppenheimer Main Street Growth & Income           2000                    (10)                     -                (10)
                                                        1999                      -                      -                  -

      Oppenheimer High Income                           2000                     (3)                     -                 (3)
                                                        1999                      -                      -                  -

      Oppenheimer Bond                                  2000                      6                      -                  6
                                                        1999                      -                      -                  -

      Oppenheimer Strategic Bond                        2000                      2                      -                  2
                                                        1999                      -                      -                  -

      Putnam VT Growth and Income                       2000                      9                      -                  9
                                                        1999                      -                      -                  -

      Putnam VT New Value                               2000                     20                      -                 20
                                                        1999                      -                      -                  -


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                              Unrealized Appreciation (Depreciation)
                                                                  ------------------------------------------------------------
                                                                     Appreciation           Appreciation
                                                    Year or         (Depreciation)         (Depreciation)
                                                     Period         End of Period         Beginning of Period      Change
                                                   ----------     ------------------     ------------------    ---------------


      Putnam VT Vista                                   2000                  $ (16)                   $ -              $ (16)
                                                        1999                      -                      -                  -

      Putnam VT International Growth                    2000                     (9)                     -                 (9)
                                                        1999                      -                      -                  -

      Putnam VT International New Opportunities         2000                    (34)                     -                (34)
                                                        1999                      -                      -                  -

      Templeton Global Income Securities                2000                     (1)                     -                 (1)
                                                        1999                      -                      -                  -

      Franklin Small Cap                                2000                 (3,247)                    41             (3,288)
                                                        1999                     41                      -                 41

      Templeton Growth Securities                       2000                 (4,171)                    10             (4,181)
                                                        1999                     10                      -                 10

      Templeton International Securities                2000                     (6)                     8                (14)
                                                        1999                      8                      -                  8

      Templeton Developing Markets Securities           2000                    (19)                     -                (19)
                                                        1999                      -                      -                  -

      Templeton Mutual Shares Securities                2000                     10                      -                 10
                                                        1999                      -                      -                  -

      Franklin Large Cap Growth Securities              2000                     22                     23                 (1)
                                                        1999                     23                      -                 23

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(8)    SUB-ACCOUNT ACCUMULATION UNITS OUTSTANDING

                                                          12/31/00            12/31/99
                                                      -----------------   -----------------


       Single premium variable life policies (SPVL):
         Cova Lord Abbett Growth and Income                     30,741              17,211
         Cova Bond Debenture                                    21,177              10,240
         Cova Developing Growth                                    186                   9
         Cova Large Cap Research                                10,125               8,504
         Cova Mid-Cap Value                                      5,864               6,003
         Cova Quality Bond                                           9                   9
         Cova Small Cap Stock                                    9,534              10,224
         Cova Large Cap Stock                                   40,538              31,535
         Cova Select Equity                                     17,166              11,048
         Cova International Equity                              12,178               8,926
         GACC Money Market                                           9              28,826
         AIM V.I. Value                                         13,681               5,407
         AIM V.I. Capital Appreciation                           3,196               1,951
         AIM V.I. International Equity                              10                   -
         Templeton Global Income Securities                         10                  10
         Franklin Small Cap                                        954                  10
         Templeton Growth Securities                             3,492                  10
         Templeton International Securities                         10                  10
         Franklin Large Cap Growth Securities                       10                  10


       Flexible premium variable universal life (FPVL):
         Cova Lord Abbett Growth and Income                         10                   -
         Cova Bond Debenture                                        10                   -
         Cova Developing Growth                                     10                   -
         Cova Large Cap Research                                    10                   -
         Cova Mid-Cap Value                                         10                   -
         Cova Quality Bond                                          10                   -
         Cova Small Cap Stock                                       10                   -
         Cova Large Cap Stock                                       10                   -
         Cova Select Equity                                         10                   -
         Cova International Equity                                  10                   -
         GACC Money Market                                          37                  10
         Russell Multi-Style Equity                                 10                   -
         Russell Aggressive Equity                                  10                   -
         Russell Non-U.S.                                           10                   -
         Russell Core Bond                                          10                   -
         Russell Real Estate Securities                             10                   -
         AIM V.I. Value                                             10                   -
         AIM V.I. Capital Appreciation                              10                   -
         AIM V.I. International Equity                              10                   -
         Alliance Premier Growth                                    10                   -
         Alliance Real Estate Investment                            10                   -





COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(8)    SUB-ACCOUNT ACCUMULATION UNITS OUTSTANDING, CONTINUED:

                                                          12/31/00            12/31/99
                                                      -----------------   -----------------


       Flexible premium variable universal life (FPVL), continued:
         Liberty Newport Tiger Fund, Variable                       10                   -
         Goldman Sachs Growth and Income                            10                   -
         Goldman Sachs International Equity                         10                   -
         Goldman Sachs Global Income                                10                   -
         Goldman Sachs Internet Tollkeeper                          10                   -
         Kemper Small Cap Growth                                    10                   -
         Kemper Small Cap Value                                     10                   -
         Kemper Government Securities                               10                   -
         MFS Research                                               10                   -
         MFS Growth with Income                                     10                   -
         MFS Emerging Growth                                        10                   -
         MFS High Income                                            10                   -
         MFS Global Governments                                     10                   -
         MFS New Discovery                                          10                   -
         Oppenheimer Capital Appreciation                           10                   -
         Oppenheimer Main Street Growth & Income                    10                   -
         Oppenheimer High Income                                    10                   -
         Oppenheimer Bond                                           10                   -
         Oppenheimer Strategic Bond                                 10                   -
         Putnam VT Growth and Income                                10                   -
         Putnam VT New Value                                        10                   -
         Putnam VT Vista                                            10                   -
         Putnam VT International Growth                             10                   -
         Putnam VT International New Opportunities                  10                   -
         Franklin Small Cap                                         10                   -
         Templeton International Securities                         10                   -
         Templeton Developing Markets Securities                    10                   -
         Templeton Mutual Shares Securities                         10                   -






                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                              Financial Statements

                        December 31, 2000, 1999, and 1998

                   (With Independent Auditors' Report Thereon)

INDEPENDENT AUDITORS' REPORT



Board of Directors and Shareholder
Cova Financial Life Insurance Company
Newport Beach, California


We have audited the accompanying balance sheet of Cova Financial Life Insurance Company as of December 31, 2000, and the related statements of operations, shareholder's equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Life Insurance Company as of December 31, 2000, and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

As more fully discussed in Note 2 to the financial statements, the Company was acquired in a business combination accounted for as a purchase. As a result of the acquisition, the financial statements for the period subsequent to the acquisition are presented on a different basis of accounting than those for the periods prior to the acquisition and, therefore, are not directly comparable.



/S/ Deloitte & Touche LLP


Chicago, Illinois
February 22, 2001

                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Life Insurance Company:


     We have audited the accompanying balance sheet of Cova Financial Life Insurance Company (a wholly owned subsidiary of Cova Financial Services Life Insurance Company) (the Company) as of December 31, 1999, and the related statements of operations, shareholders' equity, and cash flows for each of the years in the two-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Life Insurance Company as of December 31, 1999, and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


      /s/ KMPG LLP

      Chicago, Illinois
      February 4, 2000

                    COVA FINANCIAL LIFE INSURANCE COMPANY (a
             wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                                 Balance Sheets

                           December 31, 2000 and 1999
                                 (in thousands)

                                                                                         PREDECESSOR
                                                                                            BASIS
                                    Assets                                2000              1999
                                                                      -------------     --------------


Investments:
    Fixed maturity securities, at fair value (amortized cost
      of $98,536 and $101,690)                                      $      100,263    $        95,568
    Mortgage loans                                                           4,336              5,439
    Short-term investments                                                     284                 --
    Policy loans                                                             1,102                938
                                                                      -------------     --------------

             Total investments                                             105,985            101,945

Cash and cash equivalents                                                    6,133              2,199
Accrued investment income                                                    1,641              1,624
Deferred policy acquisition costs                                            2,499             15,093
Value of business acquired                                                  16,826              1,740
Goodwill                                                                     2,404              1,631
Deferred income taxes                                                          404              1,232
Receivable from OakRe                                                        1,100             18,890
Income taxes recoverable                                                        75                 75
Reinsurance receivables                                                        132                  9
Other assets                                                                 4,807                 24
Separate accounts                                                          209,032            186,040
                                                                      -------------     --------------

             Total assets                                           $      351,038    $       330,502
                                                                      =============     ==============

See accompanying notes to financial statements.


                    COVA FINANCIAL LIFE INSURANCE COMPANY (a
             wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                            Balance Sheets, continued

                           December 31, 2000 and 1999
                        (in thousands, except share data)

                                                                                          PREDECESSOR
                                                                                             BASIS
                      Liabilities and Shareholder's Equity                 2000              1999
                                                                       --------------    --------------


Policyholder deposits                                                $       108,429   $       116,184
Future policy benefits                                                         6,828             6,707
Payable on purchase of securities                                                 --                85
Accounts payable and other liabilities                                         1,014             1,589
Payable to OakRe                                                                  --               172
Guaranty fund assessments                                                      1,100             1,100
Separate accounts                                                            209,022           186,035
                                                                       --------------    --------------

             Total liabilities                                               326,393           311,872
                                                                       --------------    --------------

Shareholder's equity:
    Common stock, $233.34 par value, (authorized
      30,000 shares; issued and outstanding
      12,000 shares in 2000 and 1999)                                          2,800             2,800
    Additional paid-in capital                                                22,802            15,523
    Retained (deficit) earnings                                               (1,286)            1,993
    Accumulated other comprehensive income (loss)                                329            (1,686)
                                                                       --------------    --------------

             Total shareholder's equity                                       24,645            18,630
                                                                       --------------    --------------

             Total liabilities and shareholder's equity              $       351,038   $       330,502
                                                                       ==============    ==============


See accompanying notes to financial statements.

                    COVA FINANCIAL LIFE INSURANCE COMPANY (a
             wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                            Statements of Operations

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)


                                                                                 PREDECESSOR BASIS
                                                                  2000           1999        1998
                                                                ----------     ----------  ----------


Revenues:
    Premiums                                                  $       543    $     1,041 $     1,308
    Separate account fees                                           2,840          2,215       1,392
    Net investment income                                           8,919          7,663       7,516
    Net realized (losses) gains on investments                     (1,193)          (226)        126
    Other income                                                      221            382          66
                                                                ----------     ----------  ----------

             Total revenues                                        11,330         11,075      10,408
                                                                ----------     ----------  ----------

Benefits and expenses:
    Interest on policyholder deposits                               6,133          6,064       5,486
    Current and future policy benefits                              1,026          1,479       1,549
    Operating and other expenses                                    1,244          1,548         945
    Amortization of purchased intangible
      assets                                                        4,555            233         260
    Amortization of deferred policy
      acquisition costs                                               124          1,397       1,081
                                                                ----------     ----------  ----------

             Total benefits and expenses                           13,082         10,721       9,321
                                                                ----------     ----------  ----------

             (Loss)  Income before income taxes                    (1,752)           354       1,087
                                                                ----------     ----------  ----------

Income tax (benefit) expense:
    Current                                                            --           (246)        (80)
    Deferred                                                         (466)           440         357
                                                                ----------     ----------  ----------

             Total income tax (benefit) expense                      (466)           194         277
                                                                ----------     ----------  ----------

             Net (loss) income                                $    (1,286)   $       160 $       810
                                                                ==========     ==========  ==========


See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)
                                                                                 PREDECESSOR BASIS
                                                                   2000          1999         1998
                                                                 ----------    ----------   ---------


COMMON STOCK                                                   $     2,800   $     2,800  $    2,800
                                                                 ----------    ----------   ---------

ADDITIONAL PAID-IN CAPITAL:
    Balance at beginning of period                                  15,523        14,523      13,523
    Adjustment to reflect purchase acquisition                       3,279            --          --
    Capital contribution                                             4,000         1,000       1,000
                                                                 ----------    ----------   ---------

    Balance at end of period                                        22,802        15,523      14,523
                                                                 ----------    ----------   ---------

RETAINED (DEFICIT) EARNINGS:
    Balance at beginning of period                                   1,993         1,833       1,023
    Adjustment to reflect purchase acquisition                      (1,993)           --          --
    Net (loss) income                                               (1,286)          160         810
                                                                 ------------  ----------   ---------

    Balance at end of period                                        (1,286)        1,993       1,833
                                                                 ----------    ----------   ---------

ACCUMULATED OTHER COMPREHENSIVE INCOME:
    Balance at beginning of period                                  (1,686)          333         145
    Adjustment to reflect purchase acquisition                       1,686            --          --
    Change in unrealized gains (losses) of fixed
      maturity and equity securities                                   329        (2,019)        188
                                                                 ----------    ----------   ---------

    Balance at end of period                                           329        (1,686)        333
                                                                 ----------    ----------   ---------

             Total shareholder's equity                        $    24,645   $    18,630  $   19,489
                                                                 ==========    ==========   =========

TOTAL COMPREHENSIVE (LOSS) INCOME:
    Net (loss) income                                          $    (1,286)  $       160  $      810
    Other comprehensive income (loss), net of tax                      329        (2,019)        188
                                                                 ----------    ----------   ---------

             Total comprehensive (loss) income                 $      (957)  $    (1,859) $      998
                                                                 ==========    ==========   =========


See accompanying notes to financial statements.


                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                            Statements of Cash Flows

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)

                                                                                            PREDECESSOR BASIS
                                                                              2000          1999         1998
                                                                           -----------    ----------   ----------


CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income                                                        $     (1,286)  $       160  $       810
    Adjustments to reconcile net (loss) income to net cash
      provided by operating activities:
      Depreciation and amortization expenses                                     (932)          175           23
      Losses (gains) on investments, net                                        1,193           226         (126)
      Interest credited to policyholder account balances                        6,133         6,064        5,486
      Policy charges                                                           (3,060)       (2,597)      (1,393)
      Changes in:
        Accrued investment income                                                 (17)           17          186
        Other receivables                                                      13,435        16,726       32,013
        Deferred policy acquisition costs and value of
           business acquired, net                                                 855        (6,837)      (2,322)
        Insurance related liabilities                                             320           516          810
        Income taxes payable                                                     (467)          193          423
        Other liabilities                                                      (1,480)         (111)       2,006
        Other, net                                                               (603)        4,183         (547)
                                                                           -----------    ----------   ----------
             Net cash provided by operating activities                         14,091        18,715       37,369
                                                                           -----------    ----------   ----------

CASH FLOWS FROM INVESTING ACTIVITIES
    Sales of:
      Fixed maturity securities                                                 8,311        10,775           --
      Mortgage loans                                                            1,067           766          139
    Purchases of:
      Fixed maturity securities                                               (19,751)      (28,375)     (53,065)
      Mortgage loans                                                               --          (990)      (3,608)
    Maturities and repayments of fixed maturity securities                      7,686        15,212       50,986
    Net change in short-term investments                                         (284)           --           --
    Net change in policy loans                                                   (164)          285         (140)
                                                                           -----------    ----------   ----------
             Net cash used in investing activities                             (3,135)       (2,327)      (5,688)
                                                                           -----------    ----------   ----------

CASH FLOWS FROM FINANCING ACTIVITIES
    Policyholder account balances:
      Deposits                                                                 29,837        34,755       34,887
      Withdrawals                                                             (40,859)      (56,933)     (62,727)
    Capital contribution                                                        4,000         1,000        1,000
                                                                           -----------    ----------   ----------
             Net cash used in financing activities                             (7,022)      (21,178)     (26,840)
                                                                           -----------    ----------   ----------

Change in cash and cash equivalents                                             3,934        (4,790)       4,841

Cash and cash equivalents, beginning of year                                    2,199         6,989        2,148
                                                                           -----------    ----------   ----------

CASH AND CASH EQUIVALENTS, END OF YEAR                                   $      6,133   $     2,199  $     6,989
                                                                           ===========    ==========   ==========



See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                          Notes to Financial Statements

                        December 31, 2000, 1999, and 1998





(1)      BASIS OF PRESENTATION AND NATURE OF THE BUSINESS

         BASIS OF PRESENTATION

         Cova Financial Life Insurance Company (the Company), a California domiciled life insurance company, is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC). CFSLIC is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Financial Corporation.

         The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated.

         NATURE OF THE BUSINESS

         The Company markets and services single premium deferred annuities, immediate annuities, variable annuities, term life, variable life, and single premium whole life insurance policies. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

         Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

         Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-account investments. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders may also incur certain federal income tax penalties on withdrawals.

         Under the variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value of a sub-account will fluctuate based on the performance of the sub-account investments. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

         Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.


         Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 97%, 94%, and 96% of the Company's sales have been through two specific brokerage firms, A. G. Edwards & Sons, Incorporated, and Edward Jones & Company, Incorporated, in 2000, 1999, and 1998, respectively.

(2)      ACQUISITION BY METLIFE

         On January 6, 2000, GenAmerica Financial Corporation and all of its holdings were acquired by Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, for $1.2 billion in cash (the Merger).

         The Merger was accounted for using the purchase method of accounting. The net purchase price of approximately $21,602,000 was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. For the purposes of financial reporting, the Company has accounted for the Merger as if it took place on January 1, 2000.

         The excess of the acquisition purchase price over the fair value of net assets acquired of approximately $2,530,000 was recorded as goodwill and will be amortized on a straight-line basis over 20 years. This new basis of accounting resulted in an increase in shareholder's equity of approximately $2,972,000 on January 1, 2000. The Company's financial statements subsequent to January 1, 2000 reflect this new basis of accounting.

         As a result of the acquisition, the financial statements for the period subsequent to the acquisition are presented on a different basis of accounting than those for the periods prior to the acquisition and, therefore, are not directly comparable. For periods prior to the date of the acquisition, the balances are referred to as "Predecessor Basis."

(3)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENTS

         All fixed maturity securities are classified as available-for-sale and are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income in shareholder's equity, net of deferred effects of income tax and related effects on deferred policy acquisition costs and value of business acquired.

         Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method, which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated.

         A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in fair value that is deemed to be other than temporary.

         Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on a specific identification basis.

         Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions. Valuation allowances are established for impaired loans when it is probable that collection of all amounts due under the contractual terms is doubtful. The Company had no impaired loans in 2000 and 1999. The valuation allowance for potential losses on mortgage loans was $40,000 at December 31, 1999. There was no valuation allowance at December 31, 2000.

         Short-term investments consist of investment in money market funds and are carried at cost, which approximates fair value.

         CASH AND CASH EQUIVALENTS

         Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities less than 90 days, which are not otherwise restricted.

         DEFERRED POLICY ACQUISITION COSTS

         Certain costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, and certain policy issuance and underwriting costs, are deferred and amortized into income. Deferred policy acquisition costs are periodically reviewed as to recoverability and written down when necessary.

         The costs deferred are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profits are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

         VALUE OF BUSINESS ACQUIRED

         Value of business acquired (VOBA) reflects the estimated fair value of acquired insurance business in force and represents the portion of the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts. Certain estimates were utilized in the computation of this asset including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted at a pretax rate of 13% (8.7% net after tax).

         The estimated gross profit streams are periodically reevaluated and the unamortized balance of VOBA is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from inception. The amortization and adjustments resulting from unrealized appreciation and depreciation are not recognized currently in income but as an offset to the accumulated other comprehensive income reflected as a separate component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

         Based on current assumptions, amortization of the original in-force VOBA asset, expressed as a percentage of the original in-force asset, is projected to be 13.4%, 12.1%, 10.1%, 8.6%, and 8.0% for the years ended December 31, 2001 through 2005, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results. The average crediting rate on the original in-force VOBA asset is 7.0% for 2000.

         On June 1, 1995, the Company recorded VOBA related to the GALIC acquisition of the Company. As a result of the Merger, the unamortized VOBA balance at January 1, 2000 was written off.


         GOODWILL

         Goodwill represents the excess of purchase price over the fair value of net assets acquired and is amortized on the straight-line basis over a 20-year period. The Company reviews goodwill for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

         SEPARATE ACCOUNTS

         Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity or variable life policyholders and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns policy maintenance, administration, and mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate account assets are carried at fair value.

         POLICYHOLDER DEPOSITS

         The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any commissions, expenses and withdrawals. The weighted average interest crediting rate on the Company's policyholder deposits as of December 31, 2000 was 6.27%.

         FUTURE POLICY BENEFITS

         Reserves are held for future policy benefits that subject the Company to make benefit payments based upon the contractual provisions of the policies. For term, single premium whole life, and variable life policies, the primary risk is untimely death of the insured. For single premium deferred annuities and flexible premium variable deferred annuities, the primary risk is untimely surrender of the policy by the policy owner for the net cash surrender value. For supplemental contracts, fixed and variable, and single premium immediate annuities, the primary risk is unexpected longevity of the annuitant(s).

         All policy reserves are established as the present value of estimated future policy benefits such present value based upon assumed future interest, expense, mortality, and surrenders as appropriate for the particular benefit. All assumptions are based upon the Company's conservative best estimate and are reviewed no less than annually and changed when actual experience and future anticipated experience dictates.

         INCOME TAXES

         The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The principal assets and liabilities giving rise to such differences are policy reserves, deferred policy acquisition costs and value of business acquired. Deferred income taxes also arise from unrealized capital gains and losses on fixed maturity securities carried at fair value.

         REINSURANCE

         In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

         PREMIUM REVENUE

         The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. For term and variable life products, premiums are recognized as revenue when due.

         OTHER INCOME

         Other income consists primarily of policy surrender charges.

         USE OF ESTIMATES

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from these estimates.

         The following elements of the financial statements are most affected by the use of estimates and assumptions:

               Investment valuation
               Amortization of deferred policy acquisition costs
               Amortization of value of business acquired
               Recoverability of goodwill

         PENDING ACCOUNTING STANDARDS

         Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, is effective for all fiscal years beginning after June 15, 2000. SFAS 133, as amended, establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities. Under SFAS 133, certain contracts that were not formerly considered derivatives may now meet the definition of a derivative. The Company will adopt SFAS 133 effective January 1, 2001. Management does not expect the adoption of SFAS 133 to have a significant impact on the financial position, results of operations, or cash flows of the Company.

         In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investment. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after March 15, 2001. While the Company is currently in the process of quantifying the impact of EITF 99-20, the provisions of the consensus are not expected to have a material impact on the Company's financial condition or results of operations.

         RECLASSIFICATIONS

         Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentation.

  (4)    INVESTMENTS

         The Company's investments in fixed maturity securities are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost and estimated fair value of investments in fixed maturity securities at December 31, 2000 and 1999, are as follows:

                                                                               2000
                                                  ---------------------------------------------------------------
                                                                      GROSS            GROSS         ESTIMATED
                                                    AMORTIZED       UNREALIZED      UNREALIZED         FAIR
                                                      COST            GAINS           LOSSES           VALUE
                                                  --------------  ---------------  --------------  --------------
                                                                          (IN THOUSANDS)

         Government agency obligations          $         921   $        124     $          --   $        1,045
         Corporate securities                          67,287          1,831              (840)          68,278
         Mortgage-backed securities                     9,784            313                --           10,097
         Asset-backed securities                       20,544            356               (57)          20,843
                                                  --------------  ---------------  --------------  --------------
              Total fixed maturity securities   $      98,536   $      2,624     $        (897)  $      100,263
                                                  ==============  ===============  ==============  ==============

                                                                               1999
                                                                        PREDECESSOR BASIS
                                                  ---------------------------------------------------------------
                                                                      GROSS            GROSS         ESTIMATED
                                                    AMORTIZED       UNREALIZED      UNREALIZED         FAIR
                                                      COST            GAINS           LOSSES           VALUE
                                                  --------------  ---------------  --------------  --------------
                                                                          (IN THOUSANDS)

         Government agency obligations          $       1,702   $         19     $          --   $        1,721
         Corporate securities                          76,444             30            (4,756)          71,718
         Mortgage-backed securities                     8,272              1              (202)           8,071
         Asset-backed securities                       15,272             --            (1,214)          14,058
                                                  --------------  ---------------  --------------  --------------
              Total fixed maturity securities   $     101,690   $         50     $      (6,172)  $       95,568
                                                  ==============  ===============  ==============  ==============


        The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                                               ESTIMATED
                                                              AMORTIZED           FAIR
                                                                 COST            VALUE
                                                            ---------------  ---------------
                                                                    (IN THOUSANDS)

        Less than one year                                $        4,449  $          4,273
        Due after one year through five years                     35,190            35,705
        Due after five years through ten years                    22,866            23,426
        Due after ten years                                        5,703             5,919
                                                            --------------   ---------------
                                                                  68,208            69,323
        Mortgage- and asset-backed securities                     30,328            30,940
                                                            --------------   ---------------

                 Total                                    $       98,536  $        100,263
                                                            ==============   ===============


        At December 31, 2000, approximately 92.5% of the Company's fixed maturity securities are investment grade or are nonrated but considered to be of investment grade. Of the 7.5% noninvestment grade fixed maturity securities, 1.5% are rated as BB, 0.9% are rated as B and 5.1% are rated CCC or below.

        The Company had four impaired fixed maturity securities with estimated fair value of approximately $1,420,000, of which three fixed maturity securities, with estimated fair value of approximately $1,400,000, became nonincome producing in 2000. The Company had one impaired fixed maturity security, which became nonincome producing in 1999.

        The components of investment income, realized gains (losses), and unrealized appreciation (depreciation) are as follows:

                                                                                                 PREDECESSOR BASIS
                                                                               ------------  ---------------------------
                                                                                  2000           1999          1998
                                                                               ------------  -------------  ------------
                                                                                            (IN THOUSANDS)

        Fixed maturity securities                                           $      8,116   $     7,119    $     6,928
        Short-term investments                                                       476            --             --
        Cash and cash equivalents                                                    243           185            305
        Mortgage loans                                                               102           401            308
        Policy loans                                                                  81            82             92
        Miscellaneous                                                                 23             1              2
                                                                               ------------  -------------  ------------
                  Total investment income                                          9,041         7,788          7,635
        Investment expenses                                                         (122)         (125)          (119)
                                                                               ------------  -------------  ------------

                  Net investment income                                     $      8,919   $     7,663    $     7,516
                                                                               ============  =============  ============

        Net realized capital (losses) gains are as follows:
            Fixed maturity securities                                       $     (1,810)  $      (452)   $       178
            VOBA/DAC offset to capital (losses) gains                                617           226            (52)
                                                                               ------------  -------------  ------------

                  Net realized capital (losses) gains on investments        $     (1,193)  $      (226)   $       126
                                                                               ============  =============  ============

                                                                                                           PREDECESSOR
                                                                                                              BASIS
                                                                                          --------------  --------------
                                                                                              2000            1999
                                                                                          --------------  --------------
                                                                                                (IN THOUSANDS)

        Unrealized appreciation (depreciation) are as follows:
            Fixed maturity securities                                                   $       1,727   $     (6,122)
            Effects on value of business acquired amortization                                 (1,220)           735
            Effects on deferred acquisition costs amortization                                     --          2,793
                                                                                          --------------  --------------

               Unrealized appreciation (depreciation) before income tax                           507         (2,594)

            Unrealized income tax (expense) benefit                                              (178)           908
                                                                                          --------------  --------------

               Net unrealized appreciation (depreciation) on investments                $         329   $     (1,686)
                                                                                          ==============  ==============


        Gross gains of $80,604, $165,919 and $591,755 and gross losses of $1,890,646, $618,025 and $413,588 were realized on sales of fixed maturity securities during 2000, 1999 and 1998, respectively.

        Net realized losses include impairment writedowns of fixed maturity securities totaling $1,117,212 and $493,244 during 2000 and 1999, respectively.

        The Company does not have any individual security that exceeds 10% of shareholder's equity at December 31, 2000. As of December 31, 1999, the Company held one individual mortgage loan, Colonial Realty with carrying value of $1,998,296, which exceeded 10% of shareholder's equity.

  (5)   FAIR VALUE OF FINANCIAL INSTRUMENTS

        In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets and liabilities are not considered financial instruments and are not carried at fair value.

                                                                                         PREDECESSOR BASIS
                                           ----------------------------------     ---------------------------------
                                                         2000                                   1999
                                           ----------------------------------     ---------------------------------

                                              CARRYING            FAIR               CARRYING           FAIR
                                                VALUE             VALUE               VALUE             VALUE
                                           ----------------  ----------------     ---------------  ----------------
                                                    (IN THOUSANDS)                         (IN THOUSANDS)

        ASSETS:
            Fixed maturity securities    $      100,263    $       100,263     $        95,568   $       95,568
             Mortgage loans                       4,336              4,610               5,439            5,369
             Policy loans                         1,102              1,102                 938              938
             Short-term investments                 284                284                  --               --
             Separate accounts                  209,032            209,032             186,040          186,040

        LIABILITIES:
             Policyholder deposits              108,181            104,784             115,845          111,786
             Separate accounts                  209,022            209,022             186,035          186,035


        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

              Cash and Cash Equivalents, Short-term Investments, and Accrued Investment Income

              The carrying value amounts reported in the balance sheets for these instruments approximate their fair values due to their short-term nature.

              Investment Securities and Mortgage Loans

              Fair values of fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

              Policy Loans

              Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and, therefore, approximate current interest rates.

              Policyholder Deposits

              The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated at the account value less surrender charges. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

(6)     DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

        The components of deferred policy acquisition costs are shown below:

                                                                                                  PREDECESSOR BASIS
                                                                                ------------  --------------------------
                                                                                   2000          1999          1998
                                                                                ------------  ------------  ------------
                                                                                            (IN THOUSANDS)

        Deferred policy acquisition costs - beginning of period              $     15,093   $     9,142   $     6,774
        Effects of push down purchase accounting                                  (15,093)           --            --
        Commissions and expenses deferred                                           2,524         2,815         3,411
        Interest credited                                                             100           788           603
        Amortization                                                                 (125)       (1,171)       (1,133)
        Deferred policy acquisition costs attributable to
            unrealized depreciation (appreciation)                                     --         3,519          (513)
                                                                                ------------  ------------  ------------

              Deferred policy acquisition costs - end of period              $      2,499   $    15,093   $     9,142
                                                                                ============  ============  ============


        The components of value of business acquired are shown below:

                                                                                                  PREDECESSOR BASIS
                                                                                -----------   --------------------------
                                                                                   2000          1999          1998
                                                                                -----------   ------------  ------------
                                                                                            (IN THOUSANDS)

        Value of business acquired - beginning of period                     $      1,740  $        854   $       900
        Effects of push down purchase accounting                                   (1,740)           --            --
        Effects of push down purchase accounting                                   20,180            --            --
        Renewal expense deferred                                                      416            --            --
        Interest credited                                                           1,258            62            66
        Amortization                                                               (3,808)         (103)         (120)
        Value of business acquired attributable to unrealized
            (appreciation) depreciation of investments                             (1,220)          927             8
                                                                                -----------   ------------  ------------

        Value of business acquired - end of period                           $     16,826  $      1,740   $       854
                                                                                ===========   ============  ============



 (7)     REINSURANCE

         Effective December 31, 1999, the Company entered into a modified coinsurance reinsurance agreement with MetLife. Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife. The amount of ceded life insurance and annuity business that was issued or renewed from the Company to MetLife was approximately $14,000,000 and $15,000,000 at December 31, 2000 and 1999,
         respectively. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by MetLife of new business and renewed SPDA business during this period. There was no impact on the Company's financial statements resulting from the reinsurance transaction with MetLife.

         On June 1, 1995, when Cova Corporation purchased the Company, then known as Xerox Financial Life Insurance Company (XFLIC), from Xerox Financial Services, Inc. (XFSI), a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), then a subsidiary of XFLIC, for OakRe to assume the economic benefits and risks of the existing SPDA deposits of XFLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFLIC and other affiliates.

         In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

         The financing reinsurance agreement entered into with OakRe as condition to the purchase of the Company does not meet the criteria for reinsurance accounting under GAAP. The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest accrued on the underlying deposits and decrease as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods. The liquidations transfer cash daily in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

         In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500,000,000. No funds were drawn on this letter of credit since inception of the agreement.

         The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.5%. The future payable was extinguished in 2000.

         On July 1, 2000, the Company recaptured all of the existing single premium deferred annuity policies ceded to OakRe. On that same date, the Company terminated the June 1, 1995 reinsurance agreement with OakRe. The Company recognized an operating income of approximately $50,000 related to the recapture.

(8)     OTHER COMPREHENSIVE INCOME

        The components of other comprehensive income are as follows:

                                                                                                   PREDECESSOR BASIS
                                                                                  -----------  --------------------------
                                                                                     2000         1999          1998
                                                                                  -----------  ------------ -------------
                                                                                              (IN THOUSANDS)

        Unrealized gains (losses) on investments:

             Unrealized holding gains (losses) arising during the period,
             net of taxes of $300, $(1,054), and $81                           $        557  $    (1,959) $       150

             Less: reclassification adjustments for realized gains
             (losses) included in net income, net of taxes of $122, $33,
             and $(20)                                                                  228           60          (38)
                                                                                  -----------  ------------ -------------

                  Total other comprehensive income (loss)                      $        329  $    (2,019) $       188
                                                                                  ===========  ============ =============



 (9)    INCOME TAXES

        The Company will file a consolidated federal income tax return with CFSLIC and First Cova Life Insurance Company. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. Allocation is to be based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return.

        The actual federal income tax (benefit) expense differed from that expected by applying the federal statutory rate to income before income taxes as follows:

                                                                2000                    1999                1998
                                                        ---------------------   -------------------  -------------------
                                                                                (IN THOUSANDS)

        Computed expected tax (benefit) expense       $   (613)     (35.0)%    $   124      35.0%   $  380       35.0%
        Dividends received deduction - separate
            account                                         --         --         (115)    (32.5)     (150)     (13.9)
        Amortization of intangible assets                   44        2.5           39      11.0        39        3.6
        Change in valuation allowance                       --         --          173      48.9         --       --
        Return to provision adjustment                      99        5.7           --       --          --       --
        Other                                                4        0.2          (27)     (7.6)        8        0.8
                                                        --------- -----------   -------- ----------  -------- ----------

                   Total                              $   (466)     (26.6)%    $   194      54.8%   $  277       25.5%
                                                        ========= ===========   ======== ==========  ======== ==========



        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2000 and 1999 are as follows:

                                                                                                            PREDECESSOR
                                                                                                               BASIS
                                                                                          ---------------  --------------
                                                                                               2000            1999
                                                                                          ---------------  --------------
                                                                                                  (IN THOUSANDS)
        Deferred tax assets:
            Tax basis of intangible assets purchased                                    $       515      $       569
            Liability for commission on recaptures                                               --               60
            Policy reserves                                                                   2,547            2,678
            Deferred policy acquisition costs                                                 1,477            1,383
            Permanent impairments                                                               771              173
            Net operating and capital loss                                                      962               --
            Unrealized depreciation in investments                                               --              908
            Other deferred tax assets                                                           965              165
                                                                                          ---------------  --------------
               Total deferred tax assets                                                      7,237            5,936
            Valuation allowance                                                                (173)            (173)
                                                                                          ---------------  --------------
                   Total deferred tax assets, net of valuation allowance                      7,064            5,763
                                                                                          ---------------  --------------

        Deferred tax liabilities:
            Unrealized appreciation in investments                                              177               --
            Value of business acquired                                                        5,528              226
            Deferred policy acquisition costs                                                   875            4,305
            Other                                                                                80               --
                                                                                          ---------------  --------------
                   Total deferred tax liabilities                                             6,660            4,531
                                                                                          ---------------  --------------

                   Net deferred tax asset                                               $       404      $     1,232
                                                                                          ===============  ==============


        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes that it is more likely than not that the result of future operations will generate sufficient taxable income to realize the remaining deferred tax assets.

        XFSI and GALIC agreed to file an election to treat the GALIC acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of GALIC acquisition was revalued based upon fair market values as of June 1, 1995. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $2,900,000 for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

        The Company has $1,833,994 of net operating loss carryforwards which expire in 2020 and $915,640 of capital loss carryforwards which expire in 2005.

 (10)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, Cova Life Management Company (CLMC) and Navisys Incorporated (Navisys), both affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000, and merged them into Cova Life Administrative Service Company (CLASC), a joint subsidiary of CLMC and Navisys. Navisys purchased 51% of CLASC, and the remaining 49% was purchased by CLMC. The purchased assets are the administrative and service systems and organization that provide the policy service functions for the Company's life and annuity products. On October 31, 1999, CLMC purchased the remaining 51% interest in CLASC from Navisys for $1,184,414.

        The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management and MetLife, which provide investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses are allocated by the Company's parent, GALIC. Expenses and fees paid to affiliated companies in 2000, 1999, and 1998 by the Company were $2,148,029, $2,496,782, and $1,587,833, respectively.

        In 2000 and 1999, the Company received a cash capital contribution of $4,000,000 and $1,000,000, respectively, from CFSLIC. CFSLIC's parent, GALIC, has guaranteed the maintenance of the capital and surplus of the Company at an amount which meets the requirements of the State of California.

 (11)   STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, and the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold under statutory accounting principles. In addition, adjustments to record the carrying values of fixed maturity securities and certain equity securities at estimated fair value are applied only under GAAP reporting and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their established fair values at the date of purchase, and shareholder's equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP were as follows:

                                                                                                  2000         1999
                                                                                               ------------ ------------
                                                                                                    (IN THOUSANDS)

        Statutory capital and surplus                                                        $     9,067  $     9,826
        Reconciling items:
            Asset valuation reserve                                                                  105          827
            Interest maintenance reserve                                                              53          187
            Investment adjustments to fair value                                                   1,727       (6,122)
            Investment adjustments to book value                                                  (4,352)          --
            Deferred policy acquisition costs                                                      2,499       15,093
            Basis policy reserves                                                                 (4,098)      (5,580)
            Deferred federal income taxes (net)                                                      404        1,232
            Goodwill                                                                               2,404        1,631
            Value of business acquired                                                            16,826        1,740
            Future purchase price payable                                                             --         (172)
            Investment valuation reserves                                                             --          (40)
            Other                                                                                     10            8
                                                                                               ------------ ------------
                   GAAP shareholder's equity                                                 $    24,645  $    18,630
                                                                                               ============ ============



        Statutory net loss for the years ended December 31, 2000, 1999, and 1998 was $4,470,088, $1,478,513, and $142,046, respectively.

        The maximum amount of dividends which can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory surplus or statutory net gain from operations for the preceding year. Due to the 2000 statutory net loss and the Company's negative earned surplus at December 31, 2000, no dividends are permissible in 2001 without prior approval of the insurance commissioner.

         The National Association of Insurance Commissioners has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 2000, the Company's Total Adjusted Capital and Authorized Control Level RBC were $9,170,938 and $2,043,349, respectively. This level of adjusted capital qualifies under all tests.

        In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles (the Codification). The Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The state of California will require adoption of the Codification for the preparation of statutory financial statements effective January 1, 2001. The Company estimates that the adoption of the Codification will increase statutory capital and surplus as of January 1, 2001 by $419,733, which relates to accounting principles regarding income taxes.

(12)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed in California in an association formed to guaranty benefits to policyholders of insolvent life insurance companies. Under state law, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty association for insolvencies incurred through 2000, but for which assessments have not yet been determined or assessed, to a maximum generally of 1% of statutory premiums per annum.

        In November 2000, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for $1,100,000 in future assessments on insolvencies that occurred before December 31, 2000. Under the coinsurance agreement between the Company and OakRe (see Note
        7), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. The Company paid approximately $101,000, $8,000, and $34,000 in guaranty fund assessment in 2000, 1999, and 1998, respectively. These payments were substantially reimbursed by OakRe. At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits to be retained were not material.

(13)    SUBSEQUENT EVENTS

        As of December 31, 2000, the Company's statutory capital and surplus was below minimum capital requirements established by the California Department of Insurance. Effective February 22, 2001, CFSLIC contributed $2,500,000 to the Company, which brings statutory capital and surplus above the required level.

        Effective February 12, 2001, Cova Financial Life Insurance Company changed its name to MetLife Investors Insurance Company of California. The name change is pending approval by the California Department of Insurance.

APPENDIX A--
ILLUSTRATION OF POLICY VALUES



In order to show you how the Policy works, we created some hypothetical examples. We chose two males ages 50 and 60. Our hypothetical insureds are non-smokers and in good health which means the Policy would be issued with preferred rates. For each of the two examples, we have illustrated all three available Death Benefit Options: Option A, Option B and Option C. We assumed ongoing annual premiums paid of $6,000 for the 50-year-old example and $9,000 for the 60-year-old example.

All of the illustrations that follow are based on the above. We also assumed the underlying investment portfolio had gross rates of return of 0%, 6% and 12%. This means that the underlying investment portfolio would earn these rates of return before the deduction of the Mortality and Expense Risk Charge (equivalent to .55% for Policy Years 1-10, .45% for Policy Years 11-20 and .35% thereafter) and advisory fee and operating expenses (equal to approximately .87%). When these costs are taken into account, the net annual investment return rates (net of an average of 1.42% for these charges) are approximately -1.42%, 4.58% and 10.58%. The Policy will lapse if you do not make additional premiums where 0% is used in the illustrations.

It is important to be aware that these illustrations assume a level rate of return for all years. If the actual rate of return moves up and down over the years instead of remaining level, this may make a big difference in the long-term investment results of your Policy. In order to properly show you how the Policy actually works, we calculated values for the Accumulation Account Value, Cash Surrender Value and Death Benefit.

We used the charges we described in the Expenses Section of the prospectus.

These charges are:

(1) A Federal Tax Charge of 1.3% and a Premium Tax Charge of 2.35% of each premium paid;

(2) A first year Sales Charge of 15% of premium up to Target Premium, 5% of premium above Target Premium. (The Sales Charge decreases to 5% of premium paid in Policy Years 2-10 and 2% of premium paid in Policy Years 11 and thereafter);

(3) A Monthly Policy Charge of $25 for the first Policy Year, decreasing to $6 per month thereafter;

(4) During the first ten years, a monthly Selection and Issue Expense Charge, generally ranging from four cents to one dollar per $1,000 of Face Amount;

(5) The Monthly Cost of Insurance Charge, based on both the current charges and the guaranteed charges;

(6) Any Surrender Charge which may be applicable in determining the Cash Surrender Values.

There is also a column labeled "Premiums Accumulated at 5% Interest Per Year." This shows how the annual premiums paid would grow if invested at 5% per year.

We will furnish you, upon request, a comparable personalized illustration reflecting the proposed insured's age, risk classification, Face Amount, premiums paid and reflecting both the current cost of insurance and guaranteed cost of insurance.

APPENDIX A--
ILLUSTRATION OF POLICY VALUES (continued)


                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                   Flexible Premium Variable Life Insurance
                                           Hypothetical Illustration

                                                 Single Life
                                   Male, Issue Age 50, Preferred Rate Class
                    $6,000 Annual Premium Death Benefit Option A Face Amount of $250,000

                          Assuming Hypothetical Gross Annual Investment return of 0%



                                               CURRENT CHARGES*                          GUARANTEED CHARGES**
                                      ----------------------------------          ------------------------------------


                   Premiums
                Accumulated
    End of            at 5%                           Cash                                         Cash
    Policy         Interest            Cash      Surrender          Death           Cash      Surrender          Death
     Year          Per Year           Value          Value        Benefit          Value          Value        Benefit
     ----          --------           -----          -----        -------          -----          -----        -------

       1              6,300           3,887          2,166        250,000          2,999          1,277        250,000
       2             12,915           8,212          6,491        250,000          6,469          4,748        250,000
       3             19,861          12,393         10,672        250,000          9,787          8,066        250,000
       4             27,154          16,441         14,720        250,000         12,945         11,224        250,000
       5             34,811          20,364         18,643        250,000         15,925         14,204        250,000
       6             42,852          24,180         22,650        250,000         18,718         17,188        250,000
       7             51,295          27,888         26,741        250,000         21,309         20,162        250,000
       8             60,159          31,499         30,734        250,000         23,695         22,930        250,000
       9             69,467          35,003         34,620        250,000         25,863         25,481        250,000
      10             79,241          38,396         38,396        250,000         27,793         27,793        250,000

      15            135,945          57,167         57,167        250,000         36,738         36,738        250,000
      20            208,316          70,789         70,789        250,000         34,793         34,793        250,000
      25            300,681          78,654         78,654        250,000         13,239         13,239        250,000
      30            418,565          77,322         77,322        250,000              0              0              0

   * These values reflect investment results using current cost of insurance rates.

  ** These values reflect investment results using guaranteed cost of insurance rates.



   THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
   PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
   INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE
   FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL
   INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE
   OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF
   TIME.






                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                   Flexible Premium Variable Life Insurance
                                           Hypothetical Illustration

                                                 Single Life
                                   Male, Issue Age 50, Preferred Rate Class
                    $6,000 Annual Premium Death Benefit Option A Face Amount of $250,000
                          Assuming Hypothetical Gross Annual Investment return of 6%



                                               CURRENT CHARGES*                          GUARANTEED CHARGES**
                                      ----------------------------------          ------------------------------------

                   Premiums
                Accumulated
    End of            at 5%                           Cash                                         Cash
    Policy         Interest            Cash      Surrender          Death           Cash      Surrender          Death
     Year          Per Year           Value          Value        Benefit          Value          Value        Benefit
     ----          --------           -----          -----        -------          -----          -----        -------

       1              6,300           4,156          2,435        250,000          3,239          1,518        250,000
       2             12,915           9,024          7,302        250,000          7,170          5,449        250,000
       3             19,861          14,030         12,308        250,000         11,179          9,458        250,000
       4             27,154          19,192         17,471        250,000         15,260         13,538        250,000
       5             34,811          24,526         22,805        250,000         19,399         17,678        250,000
       6             42,852          30,056         28,526        250,000         23,590         22,060        250,000
       7             51,295          35,793         34,645        250,000         27,824         26,677        250,000
       8             60,159          41,756         40,991        250,000         32,099         31,334        250,000
       9             69,467          47,948         47,566        250,000         36,408         36,026        250,000
      10             79,241          54,378         54,378        250,000         40,738         40,738        250,000

      15            135,945          94,833         94,833        250,000         66,598         66,598        250,000
      20            208,316         143,621        143,621        250,000         91,637         91,637        250,000
      25            300,681         206,414        206,414        250,000        113,427        113,427        250,000
      30            418,565         290,052        290,052        304,554        124,927        124,927        250,000

   * These values reflect investment results using current cost of insurance rates. ** These values reflect investment results using guaranteed cost of insurance rates.



   THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
   PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
   INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE
   FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL
   INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE
   OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF
   TIME.








                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                   Flexible Premium Variable Life Insurance
                                           Hypothetical Illustration

                                                 Single Life
                                   Male, Issue Age 50, Preferred Rate Class
                    $6,000 Annual Premium Death Benefit Option A Face Amount of $250,000

                         Assuming Hypothetical Gross Annual Investment return of 12%



                                               CURRENT CHARGES*                          GUARANTEED CHARGES**
                                      ----------------------------------          ------------------------------------

                   Premiums
                Accumulated
    End of            at 5%                           Cash                                         Cash
    Policy         Interest            Cash      Surrender          Death           Cash      Surrender          Death
     Year          Per Year           Value          Value        Benefit          Value          Value        Benefit
     ----          --------           -----          -----        -------          -----          -----        -------

       1              6,300           4,426          2,705        250,000          3,481          1,759        250,000
       2             12,915           9,868          8,147        250,000          7,903          6,181        250,000
       3             19,861          15,801         14,080        250,000         12,691         10,970        250,000
       4             27,154          22,291         20,569        250,000         17,878         16,157        250,000
       5             34,811          29,404         27,683        250,000         23,493         21,771        250,000
       6             42,852          37,230         35,700        250,000         29,575         28,045        250,000
       7             51,295          45,845         44,698        250,000         36,171         35,023        250,000
       8             60,159          55,350         54,585        250,000         43,338         42,573        250,000
       9             69,467          65,835         65,452        250,000         51,143         50,760        250,000
      10             79,241          77,408         77,408        250,000         59,561         59,561        250,000

      15            135,945         161,881        161,881        250,000        121,505        121,505        250,000
      20            208,316         303,626        303,626        352,206        226,959        226,959        263,272
      25            300,681         539,970        539,970        577,768        407,965        407,965        436,523
      30            418,565         932,608        932,608        979,239        706,473        706,473        741,797

   * These values reflect investment results using current cost of insurance rates. ** These values reflect investment results using guaranteed cost of insurance rates.



   THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
   PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
   INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE
   FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL
   INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE
   OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF
   TIME.



                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                   Flexible Premium Variable Life Insurance
                                           Hypothetical Illustration

                                                 Single Life
                                   Male, Issue Age 50, Preferred Rate Class
                   $6,000 Annual Premium Death Benefit Option B Face Amount of $250,000

                          Assuming Hypothetical Gross Annual Investment return of 0%



                                               CURRENT CHARGES*                          GUARANTEED CHARGES**
                                      ----------------------------------          ------------------------------------

                   Premiums
                Accumulated
    End of            at 5%                         Cash                                         Cash
    Policy         Interest           Cash     Surrender          Death           Cash      Surrender          Death
     Year          Per Year          Value         Value        Benefit          Value          Value        Benefit
     ----          --------          -----         -----        -------          -----          -----        -------

       1              6,300          3,882         2,161        253,882          2,979          1,257        252,979
       2             12,915          8,192         6,471        258,192          6,410          4,688        256,410
       3             19,861         12,345        10,624        262,345          9,665          7,944        259,665
       4             27,154         16,352        14,631        266,352         12,734         11,013        262,734
       5             34,811         20,217        18,496        270,217         15,596         13,875        265,596
       6             42,852         23,958        22,428        273,958         18,237         16,707        268,237
       7             51,295         27,572        26,424        277,572         20,641         19,493        270,641
       8             60,159         31,069        30,304        281,069         22,797         22,032        272,797
       9             69,467         34,436        34,054        284,436         24,693         24,310        274,693
      10             79,241         37,667        37,667        287,667         26,302         26,302        276,302

      15            135,945         55,021        55,021        305,021         32,590         32,590        282,590
      20            208,316         65,195        65,195        315,195         25,880         25,880        275,880
      25            300,681         66,544        66,544        316,544              0              0              0
      30            418,565         54,375        54,375        304,375              0              0              0

   * These values reflect investment results using current cost of insurance rates. ** These values reflect investment results using guaranteed cost of insurance rates.



   THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
   PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
   INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE
   FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL
   INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE
   OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF
   TIME.



                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                   Flexible Premium Variable Life Insurance
                                           Hypothetical Illustration

                                                 Single Life
                                   Male, Issue Age 50, Preferred Rate Class
                   $6,000 Annual Premium Death Benefit Option B Face Amount of $250,000

                          Assuming Hypothetical Gross Annual Investment return of 6%



                                               CURRENT CHARGES*                          GUARANTEED CHARGES**
                                      ----------------------------------          ------------------------------------

                   Premiums
                Accumulated
    End of            at 5%                         Cash                                         Cash
    Policy         Interest           Cash     Surrender          Death           Cash      Surrender          Death
     Year          Per Year          Value         Value        Benefit          Value          Value        Benefit
     ----          --------          -----         -----        -------          -----          -----        -------

       1              6,300          4,151         2,429        254,151          3,218          1,497        253,218
       2             12,915          9,001         7,279        259,001          7,104          5,383        257,104
       3             19,861         13,975        12,253        263,975         11,039          9,317        261,039
       4             27,154         19,086        17,364        269,086         15,007         13,286        265,007
       5             34,811         24,343        22,622        274,343         18,990         17,268        268,990
       6             42,852         29,770        28,240        279,770         22,968         21,438        272,968
       7             51,295         35,369        34,222        285,369         26,291         25,774        276,921
       8             60,159         41,157        40,392        291,157         30,836         30,071        280,836
       9             69,467         47,128        46,745        297,128         34,693         34,311        284,693
      10             79,241         53,280        53,280        303,280         38,459         38,459        288,459

      15            135,945         90,926        90,926        340,926         58,759         58,759        308,759
      20            208,316        131,300       131,300        381,300         69,774         69,774        319,774
      25            300,681        173,069       173,069        423,069         60,066         60,066        310,066
      30            418,565        210,355       210,355        460,355          7,816          7,816        257,816

   * These values reflect investment results using current cost of insurance rates. ** These values reflect investment results using guaranteed cost of insurance rates.


   THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
   PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
   INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE
   FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL
   INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE
   OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF
   TIME.






                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                   Flexible Premium Variable Life Insurance
                                           Hypothetical Illustration

                                                 Single Life
                                   Male, Issue Age 50, Preferred Rate Class
                   $6,000 Annual Premium Death Benefit Option B Face Amount of $250,000

                         Assuming Hypothetical Gross Annual Investment return of 12%



                                               CURRENT CHARGES*                          GUARANTEED CHARGES**
                                      ----------------------------------          ------------------------------------

                   Premiums
                Accumulated
    End of            at 5%                         Cash                                         Cash
    Policy         Interest           Cash     Surrender          Death           Cash      Surrender          Death
     Year          Per Year          Value         Value        Benefit          Value          Value        Benefit
     ----          --------          -----         -----        -------          -----          -----        -------

       1              6,300          4,420         2,699        254,420          3,458          1,737        253,458
       2             12,915          9,843         8,122        259,843          7,830          6,109        257,830
       3             19,861         15,739        14,018        265,739         12,530         10,809        262,530
       4             27,154         22,165        20,443        272,165         17,578         15,857        267,578
       5             34,811         29,180        27,459        279,180         22,986         21,265        272,986
       6             42,852         36,864        35,334        286,864         28,774         27,244        278,774
       7             51,295         45,282        44,135        295,282         34,961         33,813        284,961
       8             60,159         54,522        53,757        304,522         41,576         40,811        291,576
       9             69,467         64,654        64,271        314,654         48,646         48,263        298,646
      10             79,241         75,762        75,762        325,762         56,188         56,188        306,188

      15            135,945        154,711       154,711        404,711        106,680        106,680        356,680
      20            208,316        277,891       277,891        527,891        173,864        173,864        423,864
      25            300,681        473,332       473,332        723,332        259,254        259,254        509,254
      30            418,565        781,628       781,628      1,031,628        355,655        355,655        605,655

   * These values reflect investment results using current cost of insurance rates. ** These values reflect investment results using guaranteed cost of insurance rates.



   THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
   PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
   INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE
   FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL
   INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE
   OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF
   TIME.



                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                   Flexible Premium Variable Life Insurance
                                           Hypothetical Illustration

                                                 Single Life
                                   Male, Issue Age 50, Preferred Rate Class
                   $6,000 Annual Premium Death Benefit Option C Face Amount of $250,000

                          Assuming Hypothetical Gross Annual Investment return of 0%



                                               CURRENT CHARGES*                          GUARANTEED CHARGES**
                                      ----------------------------------          ------------------------------------

                   Premiums
                Accumulated
    End of            at 5%                         Cash                                         Cash
    Policy         Interest           Cash     Surrender          Death           Cash      Surrender          Death
     Year          Per Year          Value         Value        Benefit          Value          Value        Benefit
     ----          --------          -----         -----        -------          -----          -----        -------

       1              6,300          3,887         2,166        250,000          2,999          1,277        250,000
       2             12,915          8,212         6,491        250,000          6,469          4,748        250,000
       3             19,861         12,393        10,672        250,000          9,787          8,066        250,000
       4             27,154         16,441        14,720        250,000         12,945         11,224        250,000
       5             34,811         20,364        18,643        250,000         15,925         14,204        250,000
       6             42,852         24,180        22,650        250,000         18,718         17,188        250,000
       7             51,295         27,888        26,741        250,000         21,309         20,162        250,000
       8             60,159         31,499        30,734        250,000         23,695         22,930        250,000
       9             69,467         35,003        34,620        250,000         25,863         25,481        250,000
      10             79,241         38,396        38,396        250,000         27,793         27,793        250,000

      15            135,945         57,167        57,167        250,000         36,738         36,738        250,000
      20            208,316         70,789        70,789        250,000         34,793         34,793        250,000
      25            300,681         78,654        78,654        250,000         13,239         13,239        250,000
      30            418,565         77,322        77,322        250,000              0              0              0

   * These values reflect investment results using current cost of insurance rates. ** These values reflect investment results using guaranteed cost of insurance rates.



   THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
   PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
   INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE
   FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL
   INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE
   OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF
   TIME.






                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                   Flexible Premium Variable Life Insurance
                                           Hypothetical Illustration

                                                 Single Life
                                   Male, Issue Age 50, Preferred Rate Class
                   $6,000 Annual Premium Death Benefit Option C Face Amount of $250,000

                          Assuming Hypothetical Gross Annual Investment return of 6%



                                               CURRENT CHARGES*                          GUARANTEED CHARGES**
                                      ----------------------------------          ------------------------------------

                   Premiums
                Accumulated
    End of            at 5%                         Cash                                         Cash
    Policy         Interest           Cash     Surrender          Death           Cash      Surrender          Death
     Year          Per Year          Value         Value        Benefit          Value          Value        Benefit
     ----          --------          -----         -----        -------          -----          -----        -------


       1              6,300          4,156         2,435        250,000          3,239          1,518        250,000
       2             12,915          9,024         7,302        250,000          7,170          5,449        250,000
       3             19,861         14,030        12,308        250,000         11,179          9,458        250,000
       4             27,154         19,192        17,471        250,000         15,260         13,538        250,000
       5             34,811         24,526        22,805        250,000         19,399         17,678        250,000
       6             42,852         30,056        28,526        250,000         23,590         22,060        250,000
       7             51,295         35,793        34,645        250,000         27,824         26,677        250,000
       8             60,159         41,756        40,991        250,000         32,099         31,334        250,000
       9             69,467         47,948        47,566        250,000         36,408         36,026        250,000
      10             79,241         54,378        54,378        250,000         40,738         40,738        250,000

      15            135,945         94,833        94,833        250,000         66,598         66,598        250,000
      20            208,316        143,621       143,621        250,000         91,637         91,637        250,000
      25            300,681        205,008       205,008        289,481        113,427        113,427        250,000
      30            418,565        277,783       277,783        360,938        124,927        124,927        250,000

   * These values reflect investment results using current cost of insurance rates. ** These values reflect investment results using guaranteed cost of insurance rates.



   THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
   PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
   INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE
   FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL
   INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE
   OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF
   TIME.






                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                   Flexible Premium Variable Life Insurance
                                           Hypothetical Illustration

                                                 Single Life
                                   Male, Issue Age 50, Preferred Rate Class
                   $6,000 Annual Premium Death Benefit Option C Face Amount of $250,000

                         Assuming Hypothetical Gross Annual Investment return of 12%



                                               CURRENT CHARGES*                          GUARANTEED CHARGES**
                                      ----------------------------------          ------------------------------------

                   Premiums
                Accumulated
    End of            at 5%                         Cash                                         Cash
    Policy         Interest           Cash     Surrender          Death           Cash      Surrender          Death
     Year          Per Year          Value         Value        Benefit          Value          Value        Benefit
     ----          --------          -----         -----        -------          -----          -----        -------

       1              6,300          4,426         2,705        250,000          3,481          1,759        250,000
       2             12,915          9,868         8,147        250,000          7,903          6,181        250,000
       3             19,861         15,801        14,080        250,000         12,691         10,970        250,000
       4             27,154         22,291        20,569        250,000         17,878         16,157        250,000
       5             34,811         29,401        27,683        250,000         23,493         21,771        250,000
       6             42,852         37,230        35,700        250,000         29,575         28,045        250,000
       7             51,295         45,845        44,698        250,000         36,171         35,023        250,000
       8             60,159         55,350        54,585        250,000         43,338         42,573        250,000
       9             69,467         65,835        65,452        250,000         51,143         50,760        250,000
      10             79,241         77,408        77,408        250,000         59,561         59,561        250,000

      15            135,945        161,725       161,725        285,352        121,505        121,505        250,000
      20            208,316        296,954       296,954        464,950        221,350        221,350        346,575
      25            300,681        512,622       512,622        723,848        369,969        369,969        522,414
      30            418,565        851,582       851,582      1,106,503        582,129        582,129        756,390

   * These values reflect investment results using current cost of insurance rates. ** These values reflect investment results using guaranteed cost of insurance rates.



   THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
   PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
   INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE
   FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL
   INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE
   OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF
   TIME.


                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                   Flexible Premium Variable Life Insurance
                                           Hypothetical Illustration

                                                 Single Life
                                   Male, Issue Age 60, Preferred Rate Class
                   $9,000 Annual Premium Death Benefit Option A Face Amount of $250,000

                          Assuming Hypothetical Gross Annual Investment return of 0%


                                               CURRENT CHARGES*                          GUARANTEED CHARGES**
                                      ----------------------------------          ------------------------------------

                   Premiums
                Accumulated
    End of            at 5%                         Cash                                         Cash
    Policy         Interest           Cash     Surrender          Death           Cash      Surrender          Death
     Year          Per Year          Value         Value        Benefit          Value          Value        Benefit
     ----          --------          -----         -----        -------          -----          -----        -------

       1              9,450          5,734         2,843        250,000          3,172            280        250,000
       2             19,373         12,061         9,170        250,000          6,896          4,005        250,000
       3             29,791         18,049        15,158        250,000         10,269          7,378        250,000
       4             40,731         23,809        20,918        250,000         13,253         10,361        250,000
       5             52,217         29,310        26,419        250,000         15,804         12,913        250,000
       6             64,278         34,694        32,124        250,000         17,886         15,316        250,000
       7             76,942         39,892        37,965        250,000         19,468         17,540        250,000
       8             90,239         44,890        43,605        250,000         20,509         19,224        250,000
       9            104,201         49,696        49,054        250,000         20,969         20,326        250,000
      10            118,861         54,249        54,249        250,000         20,786         20,786        250,000

      15            203,917         79,229        79,229        250,000         12,445         12,445        250,000
      20            312,473         92,434        92,434        250,000              0              0              0
      25            451,021         93,666        93,666        250,000              0              0              0
      30            627,847         72,692        72,692        250,000              0              0              0

   * These values reflect investment results using current cost of insurance rates. ** These values reflect investment results using guaranteed cost of insurance rates.



   THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
   PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
   INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE
   FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL
   INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE
   OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF
   TIME.






                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                   Flexible Premium Variable Life Insurance
                                           Hypothetical Illustration
                                                 Single Life
                                   Male, Issue Age 60, Preferred Rate Class
                   $9,000 Annual Premium Death Benefit Option A Face Amount of $250,000

                          Assuming Hypothetical Gross Annual Investment return of 6%



                                               CURRENT CHARGES*                          GUARANTEED CHARGES**
                                      ----------------------------------          ------------------------------------

                   Premiums
                Accumulated
    End of            at 5%                         Cash                                         Cash
    Policy         Interest           Cash     Surrender          Death           Cash      Surrender          Death
     Year          Per Year          Value         Value        Benefit          Value          Value        Benefit
     ----          --------          -----         -----        -------          -----          -----        -------

       1              9,450          6,133         3,241        250,000          3,489            597        250,000
       2             19,373         13,262        10,371        250,000          7,778          4,887        250,000
       3             29,791         20,466        17,575        250,000         11,969          9,077        250,000
       4             40,731         27,861        24,970        250,000         16,016         13,125        250,000
       5             52,217         35,425        32,533        250,000         19,874         16,983        250,000
       6             64,278         43,311        40,741        250,000         23,500         20,930        250,000
       7             76,942         51,470        49,542        250,000         26,856         24,928        250,000
       8             90,239         59,903        58,618        250,000         29,897         28,612        250,000
       9            104,201         68,642        68,000        250,000         32,576         31,933        250,000
      10            118,861         77,650        77,650        250,000         34,827         34,827        250,000

      15            203,917        135,201       135,201        250,000         42,951         42,951        250,000
      20            312,473        206,227       206,227        250,000         17,999         17,999        250,000
      25            451,021        304,636       304,636        319,868              0              0              0
      30            627,847        425,830       425,830        447,121              0              0              0

   * These values reflect investment results using current cost of insurance rates. ** These values reflect investment results using guaranteed cost of insurance rates.



   THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
   PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
   INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE
   FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL
   INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE
   OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF
   TIME.






                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                   Flexible Premium Variable Life Insurance
                                           Hypothetical Illustration

                                                 Single Life
                                   Male, Issue Age 60, Preferred Rate Class
                   $9,000 Annual Premium Death Benefit Option A Face Amount of $250,000

                         Assuming Hypothetical Gross Annual Investment return of 12%



                                               CURRENT CHARGES*                          GUARANTEED CHARGES**
                                      ----------------------------------          ------------------------------------

                   Premiums
                Accumulated
    End of            at 5%                         Cash                                         Cash
    Policy         Interest           Cash     Surrender          Death           Cash      Surrender          Death
     Year          Per Year          Value         Value        Benefit          Value          Value        Benefit
     ----          --------          -----         -----        -------          -----          -----        -------

       1              9,450          6,532         3,641        250,000          3,808            917        250,000
       2             19,373         14,513        11,622        250,000          8,705          5,814        250,000
       3             29,791         23,085        20,193        250,000         13,828         10,936        250,000
       4             40,731         32,429        29,538        250,000         19,170         16,279        250,000
       5             52,217         42,604        39,713        250,000         24,725         21,834        250,000
       6             64,278         53,853        51,283        250,000         30,497         27,927        250,000
       7             76,942         66,232        64,304        250,000         36,504         34,576        250,000
       8             90,239         79,867        78,582        250,000         42,764         41,479        250,000
       9            104,201         94,926        94,284        250,000         49,305         48,662        250,000
      10            118,861        111,542       111,542        250,000         56,154         56,154        250,000

      15            203,917        236,012       236,012        252,533        105,108        105,108        250,000
      20            312,473        446,565       446,565        486,893        183,472        183,472        250,000
      25            451,021        793,876       793,876        833,570        346,525        346,525        363,852
      30            627,847      1,357,966     1,357,966      1,425,864        609,283        609,283        639,747

   * These values reflect investment results using current cost of insurance rates. ** These values reflect investment results using guaranteed cost of insurance rates.



   THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
   PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
   INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE
   FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL
   INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE
   OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR oR SUSTAINED OVER ANY PERIOD OF TIME.

                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                   Flexible Premium Variable Life Insurance
                                           Hypothetical Illustration

                                                 Single Life
                                   Male, Issue Age 60, Preferred Rate Class
                   $9,000 Annual Premium Death Benefit Option B Face Amount of $250,000

                          Assuming Hypothetical Gross Annual Investment return of 0%



                                               CURRENT CHARGES*                          GUARANTEED CHARGES**
                                      ----------------------------------          ------------------------------------

                   Premiums
                Accumulated
    End of            at 5%                         Cash                                         Cash
    Policy         Interest           Cash     Surrender          Death           Cash      Surrender          Death
     Year          Per Year          Value         Value        Benefit          Value          Value        Benefit
     ----          --------          -----         -----        -------          -----          -----        -------

       1              9,450          5,721         2,829        255,721          3,103            212        253,103
       2             19,373         12,010         9,119        262,010          6,701          3,809        256,701
       3             29,791         17,922        15,031        267,922          9,881          6,990        259,881
       4             40,731         23,654        20,673        273,564         12,598          9,707        262,598
       5             52,217         28,893        26,001        278,893         14,804         11,913        264,804
       6             64,278         34,065        31,495        284,065         16,458         13,888        266,458
       7             76,942         38,993        37,065        288,993         17,526         15,599        267,526
       8             90,239         43,653        42,368        293,653         17,971         16,686        267,971
       9            104,201         48,049        47,407        298,049         17,757         17,115        267,757
      10            118,861         52,094        52,094        302,094         16,834         16,834        266,834

      15            203,917         72,256        72,256        322,256          3,909          3,909        253,909
      20            312,473         73,007        73,007        323,007              0              0              0
      25            451,021         53,110        53,110        303,110              0              0              0
      30            627,847          3,083         3,083        253,083              0              0              0

   * These values reflect investment results using current cost of insurance rates. ** These values reflect investment results using guaranteed cost of insurance rates.



   THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS
   ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS.  THE
   DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE FOR A POLICY MAY BE MORE OR LESS
   THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS. NO REPRESENTATION CAN BE
   MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
   OVER ANY PERIOD OF TIME.






                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                   Flexible Premium Variable Life Insurance
                                           Hypothetical Illustration

                                                 Single Life
                                   Male, Issue Age 60, Preferred Rate Class
                   $9,000 Annual Premium Death Benefit Option B Face Amount of $250,000

                          Assuming Hypothetical Gross Annual Investment return of 6%



                                               CURRENT CHARGES*                          GUARANTEED CHARGES**
                                      ----------------------------------          ------------------------------------

                   Premiums
                Accumulated
    End of            at 5%                         Cash                                         Cash
    Policy         Interest           Cash     Surrender          Death           Cash      Surrender          Death
     Year          Per Year          Value         Value        Benefit          Value          Value        Benefit
     ----          --------          -----         -----        -------          -----          -----        -------

       1              9,450          6,118         3,227        256,118          3,416            524        253,416
       2             19,373         13,206        10,315        263,206          7,561          4,670        257,561
       3             29,791         20,320        17,429        270,320         11,519          8,628        261,519
       4             40,731         27,569        24,678        277,569         15,226         12,335        265,226
       5             52,217         34,909        32,017        284,909         18,616         15,724        268,616
       6             64,278         42,501        39,931        292,501         21,622         19,052        271,622
       7             76,942         50,265        48,337        300,265         24,186         22,258        274,186
       8             90,239         58,180        56,895        308,180         26,239         24,954        276,239
       9            104,201         66,253        65,611        316,253         27,712         27,070        277,712
      10            118,861         74,397        74,397        324,397         28,518         28,518        278,518

      15            203,917        122,435       122,435        372,435         24,102         24,102        274,102
      20            312,473        161,937       161,937        411,937              0              0              0
      25            451,021        188,406       188,406        438,406              0              0              0
      30            627,847        185,726       185,726        435,726              0              0              0

   * These values reflect investment results using current cost of insurance rates. ** These values reflect investment results using guaranteed cost of insurance rates.



   THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
   PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
   INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE
   FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL
   INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE
   OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF
   TIME.






                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                   Flexible Premium Variable Life Insurance
                                           Hypothetical Illustration

                                                 Single Life
                                   Male, Issue Age 60, Preferred Rate Class
                   $9,000 Annual Premium Death Benefit Option B Face Amount of $250,000

                         Assuming Hypothetical Gross Annual Investment return of 12%



                                               CURRENT CHARGES*                          GUARANTEED CHARGES**
                                      ----------------------------------          ------------------------------------

                   Premiums
                Accumulated
    End of            at 5%                         Cash                                         Cash
    Policy         Interest           Cash     Surrender          Death           Cash      Surrender          Death
     Year          Per Year          Value         Value        Benefit          Value          Value        Benefit
     ----          --------          -----         -----        -------          -----          -----        -------

       1              9,450          6,517         3,626        256,517          3,730            839        253,730
       2             19,373         14,452        11,560        264,452          8,465          5,573        258,465
       3             29,791         22,919        20,208        272,919         13,310         10,419        263,310
       4             40,731         32,084        29,193        282,084         18,223         15,332        268,223
       5             52,217         41,971        39,079        291,971         23,153         20,262        273,153
       6             64,278         52,817        50,247        302,817         28,050         25,480        278,050
       7             76,942         64,630        62,702        314,630         32,866         30,939        282,866
       8             90,239         77,481        76,196        327,481         37,545         36,260        287,545
       9            104,201         91,482        90,839        341,482         42,024         42,382        292,024
      10            118,861        106,655       106,655        356,655         46,219         46,219        296,219

      15            203,917        212,471       212,471        462,471         65,374         65,374        315,374
      20            312,473        364,187       364,187        614,187         51,233         51,233        301,233
      25            451,021        591,091       591,091        841,091              0              0              0
      30            627,847        928,079       928,079      1,178,079              0              0              0

   * These values reflect investment results using current cost of insurance rates. ** These values reflect investment results using guaranteed cost of insurance rates.



   THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
   PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
   INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE
   FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL
   INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE
   OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF
   TIME.



                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                   Flexible Premium Variable Life Insurance
                                           Hypothetical Illustration

                                                 Single Life
                                   Male, Issue Age 60, Preferred Rate Class
                   $9,000 Annual Premium Death Benefit Option C Face Amount of $250,000

                          Assuming Hypothetical Gross Annual Investment return of 0%



                                               CURRENT CHARGES*                          GUARANTEED CHARGES**
                                      ----------------------------------          ------------------------------------

                   Premiums
                Accumulated
    End of            at 5%                         Cash                                         Cash
    Policy         Interest           Cash     Surrender          Death           Cash      Surrender          Death
     Year          Per Year          Value         Value        Benefit          Value          Value        Benefit
     ----          --------          -----         -----        -------          -----          -----        -------

       1              9,450          5,734         2,843        250,000          3,172            280        250,000
       2             19,373         12,061         9,170        250,000          6,896          4,005        250,000
       3             29,791         18,049        15,158        250,000         10,269          7,378        250,000
       4             40,731         23,809        20,918        250,000         13,253         10,361        250,000
       5             52,217         29,310        26,419        250,000         15,804         12,913        250,000
       6             64,278         34,694        32,124        250,000         17,886         15,316        250,000
       7             76,942         39,892        37,965        250,000         19,468         17,540        250,000
       8             90,239         44,890        43,605        250,000         20,509         19,224        250,000
       9            104,201         49,696        49,054        250,000         20,969         20,326        250,000
      10            118,861         54,249        54,249        250,000         20,786         20,786        250,000

      15            203,917         79,229        79,229        250,000         12,445         12,445        250,000
      20            312,473         92,434        92,434        250,000              0              0              0
      25            451,021         93,666        93,666        250,000              0              0              0
      30            627,847         72,692        72,692        250,000              0              0              0

   * These values reflect investment results using current cost of insurance rates. ** These values reflect investment results using guaranteed cost of insurance rates.



   THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
   PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
   INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE
   FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL
   INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE
   OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF
   TIME.



                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                   Flexible Premium Variable Life Insurance
                                           Hypothetical Illustration

                                                 Single Life
                                   Male, Issue Age 60, Preferred Rate Class
                   $9,000 Annual Premium Death Benefit Option C Face Amount of $250,000

                          Assuming Hypothetical Gross Annual Investment return of 6%



                                               CURRENT CHARGES*                          GUARANTEED CHARGES**
                                      ----------------------------------          ------------------------------------

                   Premiums
                Accumulated
    End of            at 5%                         Cash                                         Cash
    Policy         Interest           Cash     Surrender          Death           Cash      Surrender          Death
     Year          Per Year          Value         Value        Benefit          Value          Value        Benefit
     ----          --------          -----         -----        -------          -----          -----        -------

       1              9,450          6,133         3,241        250,000          3,489            597        250,000
       2             19,373         13,262        10,371        250,000          7,778          4,887        250,000
       3             29,791         20,466        17,575        250,000         11,969          9,077        250,000
       4             40,731         27,861        24,970        250,000         16,016         13,125        250,000
       5             52,217         35,425        32,533        250,000         19,874         16,983        250,000
       6             64,278         43,311        40,741        250,000         23,500         20,930        250,000
       7             76,942         51,470        49,542        250,000         26,856         24,928        250,000
       8             90,239         59,903        58,618        250,000         29,897         28,612        250,000
       9            104,201         68,642        68,000        250,000         32,576         31,933        250,000
      10            118,861         77,650        77,650        250,000         34,827         34,827        250,000

      15            203,917        135,201       135,201        250,000         42,951         42,951        250,000
      20            312,473        205,748       205,748        267,339         17,999         17,999        250,000
      25            451,021        292,415       292,415        355,325              0              0              0
      30            627,847        393,205       393,205        454,426              0              0              0

   * These values reflect investment results using current cost of insurance rates. ** These values reflect investment results using guaranteed cost of insurance rates.



   THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
   PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
   INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE
   FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL
   INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE
   OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF
   TIME.






                               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                                   Flexible Premium Variable Life Insurance
                                           Hypothetical Illustration

                                                 Single Life
                                   Male, Issue Age 60, Preferred Rate Class
                   $9,000 Annual Premium Death Benefit Option C Face Amount of $250,000

                         Assuming Hypothetical Gross Annual Investment return of 12%



                                               CURRENT CHARGES*                          GUARANTEED CHARGES**
                                      ----------------------------------          ------------------------------------

                   Premiums
                Accumulated
    End of            at 5%                         Cash                                         Cash
    Policy         Interest           Cash     Surrender          Death           Cash      Surrender          Death
     Year          Per Year          Value         Value        Benefit          Value          Value        Benefit
     ----          --------          -----         -----        -------          -----          -----        -------

       1              9,450          6,532         3,641        250,000          3,808            917        250,000
       2             19,373         14,513        11,622        250,000          8,705          5,814        250,000
       3             29,791         23,085        20,193        250,000         13,828         10,936        250,000
       4             40,731         32,429        29,538        250,000         19,170         16,279        250,000
       5             52,217         42,604        39,713        250,000         24,725         21,834        250,000
       6             64,278         53,853        51,283        250,000         30,497         27,927        250,000
       7             76,942         66,232        64,304        250,000         36,504         34,576        250,000
       8             90,239         79,867        78,582        250,000         42,764         41,479        250,000
       9            104,201         94,926        94,284        250,000         49,305         48,662        250,000
      10            118,861        111,542       111,542        250,000         56,154         56,154        250,000

      15            203,917        234,211       234,211        330,718        105,108        105,108        250,000
      20            312,473        426,279       426,279        553,886        183,472        183,472        250,000
      25            451,021        727,877       727,877        884,473        319,283        319,283        387,974
      30            627,847      1,195,109     1,195,109      1,381,187        508,078        508,078        587,186

   * These values reflect investment results using current cost of insurance rates. ** These values reflect investment results using guaranteed cost of insurance rates.



   THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
   PROSPECTUS ARE ILLUSTRATIVE ONLY AND DO NOT REPRESENT PAST OR FUTURE
   INVESTMENT RESULTS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE
   FOR A POLICY MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL
   INVESTMENT RESULTS. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE
   OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF
   TIME.






APPENDIX B
PARTICIPATING INVESTMENT FUNDS
Below are the investment objectives and strategies of each investment portfolio available under the Policy. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS:

AIM Variable Insurance Funds is a mutual fund with multiple portfolios.
A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the Policy:

AIM V.I. Capital Appreciation Fund

Investment Objective: The Fund's investment objective is growth of capital.

AIM V.I. International Equity Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.

AIM V.I. Value Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the Policy:

Premier Growth Portfolio (Class A)

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.

AllianceBernstein Real Estate Investment Portfolio
   (formerly, Real Estate Investment Portfolio)

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Most portfolios issue two classes of shares: Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund, Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund, Templeton Investment Counsel, LLC is the investment adviser for the Templeton International Securities Fund and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following Class 1 portfolios are available under the Policy:

Franklin Small Cap Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of U.S. small capitalization (small cap) growth companies.

Templeton Developing Markets Securities Fund

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services or sales produced, or that have their principal activities or significant assets in emerging market countries.

Templeton International Securities Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including those in emerging markets.


Mutual  Shares  Securities  Fund

Investment Objective and Principal Investments: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

GENERAL AMERICAN CAPITAL COMPANY:

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the Policy:

Money Market Fund

Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.

GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co., is the investment adviser for the Goldman Sachs VIT Growth and Income Fund and Goldman Sachs VIT Internet Tollkeeper Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs VIT International Equity Fund and the Goldman Sachs VIT Global Income Fund. The following portfolios are available under the Policy:


Goldman Sachs VIT Growth and Income Fund

Investment Objective: The Fund seeks long-term growth of capital and growth of income. The Fund seeks this objective by investing in large capitalization U.S. stocks that are believed to have favorable prospects for capital appreciation and/or dividend paying ability.


Goldman Sachs VIT Internet Tollkeeper Fund (SM)

Investment Objective: The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets in equity securities and at least 65% of its total assets in equity securities of
"Internet Tollkeeper" companies, which are companies in the media, telecommunications, technology and Internet sectors which provide access, infrastructure, content and services to Internet companies and Internet users.


Goldman Sachs VIT Global Income Fund

Investment Objective: The Fund seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies.


Goldman Sachs VIT International Equity Fund

Investment Objective: The Fund seeks long-term capital appreciation by investing under normal circumstances, substantially all, and at least 65% of its total assets in equity securities of companies organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.


LIBERTY VARIABLE INVESTMENT TRUST:

Liberty Variable Investment Trust is a business trust organized under the laws of Massachusetts and is registered with the Securities and Exchange Commission as an open-end management investment company with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Funds in the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the Policy:

Newport Tiger Fund, Variable Series (Class A)

Investment Goal: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, The People's Republic of China and the Philippines. The Fund typically invests in stocks of quality growth companies.


MET INVESTORS SERIES TRUST:

Met Investors Series Trust is managed by Met Investors Advisory Corp. (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The following Class A portfolios are available under the Polciy:

J.P. Morgan International Equity Portfolio

Investment Objective: The J.P. Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.

J.P. Morgan Enhanced Index Portfolio

Investment Objective: The J.P. Morgan Enhanced Index Portfolio seeks to provide long-term growth of capital and income.

J.P. Morgan Quality Bond Portfolio

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. Morgan Select Equity Portfolio

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.

J.P. Morgan Small Cap Stock Portfolio

Investment Objective: The J.P. Morgan Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

Lord Abbett Bond Debenture Portfolio

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

Lord  Abbett  Developing  Growth  Portfolio

Investment Objective: The Lord Abbett Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

Lord Abbett Growth and Income  Portfolio

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

Lord Abbett  Mid-Cap Value  Portfolio

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS VARIABLE INSURANCE TRUST:

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the Policy:

MFS Emerging Growth Series

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities of emerging growth companies.

MFS Global Governments Series

Investment Objective:  The Series' investment objective is to provide income and
capital  appreciation.   The  Series  invests  primarily  in  U.S.  and  foreign
government securities.

MFS Investors Trust Series (prior to May 1, 2001, MFS Growth With Income Series)

Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS High Income Series

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

MFS New Discovery Series

Investment Objective: The Series' investment objective is to seek capital appreciation.

MFS Research Series

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolio is available under the Policy:

Oppenheimer Bond Fund/VA

Investment Objective: The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. Normally, the Fund invests at least 65% of its total assets in investment-grade debt securities, U.S. Government securities and money market instruments.

Oppenheimer Capital Appreciation Fund/VA

Investment Objective: The Fund seeks capital appreciation by investing in securities of well-known established companies. The Fund invests mainly in common stocks of established and well-known U.S. companies.

Oppenheimer High Income Fund/VA

Investment Objective: The Fund seeks a high level of current income from investment in high-yield fixed income securities. The Fund invests mainly in a variety of high-yield fixed-income securities of domestic and foreign issuers.

Oppenheimer Main Street Growth & Income Fund/VA

Investment Objective: The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and securities convertible into common stocks.

Oppenheimer Strategic Bond Fund/VA

Investment Objective: The Fund seeks a high level of current income. The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-grade high-yield securities of U.S. companies.

PUTNAM VARIABLE TRUST:

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the Policy:

PUTNAM VT Growth and Income Fund - Class IA Shares

Investment Objective: The Fund seeks capital growth and current income.

PUTNAM VT International Growth Fund - Class IA Shares

Investment Objective:  The Fund seeks capital appreciation.

PUTNAM VT International New Opportunities Fund - Class IA Shares

Investment Objective: The Fund seeks long-term capital appreciation.

PUTNAM VT New Value Fund - Class IA Shares

Investment Objective: The Fund seeks long-term capital appreciation.

PUTNAM VT Vista Fund - Class IA Shares

Investment  Objective:  The Fund  seeks capital appreciation.


SCUDDER VARIABLE SERIES II (formerly, Kemper Variable Series):

Scudder Variable Series II is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser for the Scudder Government Securities Portfolio, the Scudder Small Cap Growth Portfolio, and the Scudder Small Cap Value Portfolio. The following portfolios are available under the
Policy:

Scudder Government Securities Portfolio

Investment Objective: Scudder Government Securities seeks high current return consistent with preservation of capital. The Portfolio pursues its objective by investing at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities.


Scudder Small Cap Growth Portfolio

Investment Objective: Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital. The Portfolio pursues its objective by investing at least 65% of its total assets in small capitalization stocks similar in size to those companies comprising the Russell 2000 Index. Many of these companies would be in the early stages of their life cycle. Equity securities in which the Portfolio invests consist primarily of common stocks, but may include convertible securities, including warrants and rights.


Scudder Small Cap Value Portfolio

Investment Objective: Scudder Small Cap Value Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in a diversified portfolio of the stocks of small U.S. companies, which are those similar in size to those comprising the Russell 2000 Index and that the investment manager believes to be undervalued. Under normal market conditions, the Portfolio invests at least 65% of its assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index.



                                     PART II

                           UNDERTAKING TO FILE REPORTS

     a. Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority confined in that section.

     b. Pursuant to Investment Company Act Section 26(e), MetLife Investors Insurance Company of California ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                 INDEMNIFICATION

The Bylaws of the Company (Article V, Section 9) provide that:

This corporation shall indemnify, to the fullest extent allowed by California law, its present and former directors and officers against expenses, judgements, fines, settlements, and other amounts incurred in connection with and proceeding or threatened proceeding brought against such directors or officers in their capacity as such. Such indemnification shall be made in accordance with procedures set forth by California Law. Sums for expenses incurred in defending any such proceeding may also be advanced to any such director or officer to the extent and under the conditions provided by California law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling person of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                       CONTENTS OF REGISTRATION STATEMENT

The Registration Statement comprises the papers and documents:


     The facing sheet

     The Prospectus consisting of 90 pages.

     Undertakings to file reports.

     The signatures.

     The following exhibits.

A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

     1.   Resolution of the Board of Directors of the Company*
     2.   Not Applicable
     3.a. Form of Principal Underwriter's Agreement
     3.b. Selling Agreement+++
     3.c. Schedules of Commissions+++
     4.   Not Applicable
     5.   Flexible Premium Variable Life Insurance Policy++
     5.a. Accelerated Benefit Rider++
     5.b. Anniversary Partial Withdrawal Rider++
     5.c. Guaranteed Survivor Plus Purchase Option Rider++
     5.d. Lifetime Coverage Rider++
     5.e. Secondary Guarantee Rider++
     5.f. Supplemental Coverage Rider++
     5.g. Waiver of Monthly Deduction Rider++
     5.h. Waiver of Specified Premium Rider++
     5.i. Endorsement (Name Change)
     6.a. Articles of Incorporation of the Company**
     6.b. Bylaws of the Company**
     7.   Not Applicable
     8.   Not Applicable

     9.a. Form of Fund Participation Agreement by and among AIM Variable
          Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial
          Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company***
     9.b. Form of Participation Agreement among Templeton Variable Products
          Series Fund, Franklin Templeton Distributors, Inc. and Cova
          Financial Life Insurance Company****
     9.c. Form of Fund Participation  Agreement among Oppenheimer Variable
          Account Funds, OppenheimerFunds, Inc. and Cova Financial Life Insurance Company***
     9.d. Form of Fund Participation Agreement among Putnam Variable Trust,
          Putnam  Mutual  Funds Corp.  and Cova  Financial  Life  Insurance
          Company***
     9.e. Form of Fund Participation Agreement among Investors Fund Series,
          Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc.
          and Cova Financial Life Insurance Company***
     9.f. Form of  Participation  Agreement  by and between  Goldman  Sachs
          Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Life Insurance Company***
    9.g.  Form  of   Participation   Agreement   among   Liberty   Variable
          Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Life Insurance Company***
    9.h. Form of Fund Participation Agreement among Cova Financial Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc.+
    9.i. Form of Participation Agreement among Russell Insurance Funds, Russell Fund Distributors, Inc. and Cova Financial Life Insurance Company***
    9.j. Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Life Insurance Company and Massachusetts Financial Services Company+
    9.k.  Form of Participation   Agreement  among  Variable  Insurance
          Products Fund, Fidelity Distributors Corporation and Cova Financial Life Insurance Company++++
    9.l.  Form of Participation  Agreement among Variable  Insurance
          Products Fund II,  Fidelity  Distributors  Corporation  and
          Cova Financial Life Insurance Company++++
    9.m.  Form of Participation  Agreement among Variable  Insurance
          Products Fund III,  Fidelity  Distributors  Corporation and
          Cova Financial Life Insurance Company++++
    9.n. Form of Participation Agreement between MetLife Investors Insurance Company of California and MetLife Investors Series Trust (to be filed by amendment)

     10.  Application Forms++


B.   Opinion and Consent of Counsel

C.   Consent of Actuary

D.   Consents of Independent Auditors


*Incorporated by reference to initial Form S-6 filed electronically on October 9, 1997.
**Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 (File No. 333-37559) electronically filed on November 13, 1997.
***Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File No. 333-34817) as filed electronically on February 11, 1998. ****Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 (File No. 333-37559) as filed electronically on April 30, 1999.
+Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4
 (File No. 333-34817) as filed electronically on November 19, 1997. ++Incorporated by reference to Form S-6
(File No. 333-83183) as electronically filed on July 19, 1999.
+++Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 (File No. 333-83183) as electronically filed on October 22, 1999. ++++Incorporated by reference to Post-Effective Amendment No. 6 to Form
N-4 (File No. 33-50174) as electronically on April 29, 1998.
@Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6
(File No. 333-83183) as electronically filed on May 1, 2000.



                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Oakbrook Terrace and State of Illinois on this 17th day of April, 2001.

                              METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE

                                Registrant

                          By:  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

                          By:  /s/BERNARD J. SPAULDING
                               ------------------------------




                              METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

Attest:



/s/J. ROBERT HOPSON                     /s/BERNARD J. SPAULDING
-----------------------                 -----------------------------



Vice President
------------------------
   Title

Pursuant to the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



                                                           4-17-01
/s/JAMES A. SHEPHERDSON III*   Chairman of the Board       ------
----------------------------      and Director              Date
James A. Shepherdson III


                                                           4-17-01
/s/ GREGORY P. BRAKOVICH*       Director                   ------
-----------------------                                     Date
Gregory P. Brakovich


                                                           4-17-01
/S/ AMY W. HESTER*             Controller and Director     ------
-----------------                                           Date
Amy W. Hester


/s/J. ROBERT HOPSON*            Director (Principal        4-17-01
----------------------          Executive Officer)         ------
J. Robert Hopson                                            Date


MATTHEW P. MCCAULEY*            Director                   4-17-01
----------------------                                     -------
Matthew P. McCauley                                         Date

/s/SHARI RUECKER                                           4-17-01
------------------------        Director                   ------
Shari Ruecker                                               Date


/s/BERNARD J. SPAULDING                                    4-17-01
------------------------        Director                   ------
Bernard J. Spaulding                                        Date




                                  *By: /s/BERNARD J. SPAULDING
                                        ------------------------------------
                                        Bernard J. Spaulding, Attorney-in-Fact


                                INDEX TO EXHIBITS


EX-99.A3.a.  Form of Principal Underwriter's Agreement
EX-99.A5.i   Endorsement (Name Change)
EX-99.B      Opinion and Consent of Counsel
EX-99.C      Consent of Actuary
EX-99.D      Consents of Independent Auditors